SEC. File Nos. 002- 50700

811-02444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 79

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 60

THE BOND FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:

(213) 486-9200

Steven I. Koszalka, Secretary

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, California 90071-3132

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on March 1, 2017, pursuant to paragraph (b) of Rule 485.

The Bond Fund of America® Prospectus March 1, 2017

Class	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E
	ABNDX	BFABX	BFACX	BFAFX	ABNFX	BFFAX	CFAAX	CFABX	CFACX	CFAEX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CFAFX	RBFAX	RBFBX	RBEBX	RBFCX	RBFEX	RBFHX	RBFFX	RBFGX

Table of contents

Investment objective	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	6
Management	8
Purchase and sale of fund shares	8
Tax information	8
Payments to broker-dealers and other financial intermediaries	8
Investment objective, strategies and risks	9
Management and organization	16
Shareholder information	19
Purchase, exchange and sale of shares	20
How to sell shares	25
Distributions and taxes	29
Choosing a share class	29
Sales charges	31
Sales charge reductions and waivers	34
Rollovers from retirement plans to IRAs	37
Plans of distribution	38
Other compensation to dealers	38
Fund expenses	40
Financial highlights	42

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 34 of the prospectus and on page 75 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	B and 529-B	C and 529-C	529-E	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	B	C	F-1	F-2	F-3	529-A
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.24	0.99	1.00	0.25	none	none	0.23
Other expenses	0.18	0.19	0.21	0.20	0.17	0.07[2]	0.27
Total annual fund operating expenses	0.61	1.37	1.40	0.64	0.36	0.26	0.69

Share class:	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.98	0.99	0.50	0.00	1.00	0.74	0.60
Other expenses	0.33	0.27	0.21	0.27	0.18	0.42	0.26
Total annual fund operating expenses	1.50	1.45	0.90	0.46	1.37	1.35	1.05

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses	0.22	0.16	0.29	0.12	0.06
Total annual fund operating expenses	0.91	0.60	0.48	0.31	0.25
Expense reimbursement	—	—	0.08[3,4]	—	—
Total annual fund operating expenses after expense reimbursement	0.91	0.60	0.40	0.31	0.25

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least March 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

1     The Bond Fund of America / Prospectus

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
1 year	$ 435	$ 639	$ 243	$ 65	$ 37	$ 27	$ 443	$ 653	$ 248	$ 92	$ 47	$ 139	$ 137	$ 107
3 years	563	834	443	205	116	84	587	874	459	287	148	434	428	334
5 years	703	950	766	357	202	146	745	1,018	792	498	258	750	739	579
10 years	1,109	1,438	1,680	798	456	331	1,201	1,571	1,735	1,108	579	1,646	1,624	1,283

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	B	C	529-B	529-C
1 year	$ 93	$ 61	$ 41	$ 32	$ 26		1 year	$ 139	$ 143	$ 153	$ 148
3 years	290	192	146	100	80		3 years	434	443	474	459
5 years	504	335	261	174	141		5 years	750	766	818	792
10 years	1,120	750	596	393	318		10 years	1,438	1,680	1,571	1,735

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 363% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment

The Bond Fund of America / Prospectus     2

adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater

3     The Bond Fund of America / Prospectus

sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due

The Bond Fund of America / Prospectus     4

to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its

5     The Bond Fund of America / Prospectus

financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The Bond Fund of America / Prospectus     6

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	5/28/1974	–1.10%	1.66%	2.60%	7.56%
— After taxes on distributions		–1.82	0.76	1.33	N/A
— After taxes on distributions and sale of fund shares		–0.62	0.88	1.49	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–3.03%	1.30%	2.39%	4.01%
C	3/15/2001	0.94	1.63	2.19	3.58
F-1	3/15/2001	2.71	2.41	2.98	4.09
F-2	8/4/2008	3.00	2.69	N/A	3.77
529-A	2/15/2002	–1.19	1.56	2.53	3.76
529-B	2/15/2002	–3.15	1.17	2.27	3.55
529-C	2/19/2002	0.88	1.56	2.12	3.21
529-E	3/7/2002	2.45	2.12	2.66	3.76
529-F-1	9/26/2002	2.89	2.58	3.15	4.32
R-1	6/11/2002	1.97	1.67	2.21	3.28
R-2	5/31/2002	1.98	1.67	2.20	3.25
R-2E	8/29/2014	2.31	N/A	N/A	1.22
R-3	6/4/2002	2.43	2.12	2.67	3.69
R-4	5/20/2002	2.75	2.44	2.99	4.07
R-5E	11/20/2015	2.89	N/A	N/A	2.38
R-5	5/15/2002	3.05	2.75	3.30	4.39
R-6	5/1/2009	3.11	2.80	N/A	5.33

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65%	2.23%	4.34%	N/A
Lipper Core Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	3.00	2.41	3.94	7.44%
Consumer Price Index	2.07	1.36	1.81	3.84
Class A annualized 30-day yield at December 31, 2016: 1.92% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

7     The Bond Fund of America / Prospectus

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board and President	28 years	Partner – Capital Fixed Income Investors
Andrew F. Barth Senior Vice President	7 years	Partner – Capital Fixed Income Investors
David J. Betanzos Senior Vice President	1 year	Partner – Capital Fixed Income Investors
David A. Hoag Senior Vice President	8 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald Senior Vice President	2 years	Partner – Capital Fixed Income Investors
Robert H. Neithart Senior Vice President	8 years	Partner – Capital Fixed Income Investors
Pramod Atluri Vice President	1 year	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

The Bond Fund of America / Prospectus     8

Investment objective, strategies and risks The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the

9     The Bond Fund of America / Prospectus

fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to

The Bond Fund of America / Prospectus     10

make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States.

11     The Bond Fund of America / Prospectus

Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a

13     The Bond Fund of America / Prospectus

counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

The Bond Fund of America / Prospectus     14

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results are not shown. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

15     The Bond Fund of America / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the period ended June 30, 2016.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

The Bond Fund of America / Prospectus     16

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
John H. Smet	Investment professional for 35 years in total; 34 years with Capital Research and Management Company or affiliate	28 years	Serves as a fixed-income portfolio manager
Andrew F. Barth	Investment professional for 32 years, all with Capital Research and Management Company or affiliate	7 years	Serves as a fixed-income portfolio manager
David J. Betanzos	Investment professional for 17 years in total; 15 years with Capital Research and Management Company or affiliate	1 year	Serves as a fixed-income portfolio manager
David A. Hoag	Investment professional for 29 years in total; 26 years with Capital Research and Management Company or affiliate	8 years	Serves as a fixed-income portfolio manager
Fergus N. MacDonald	Investment professional for 25 years in total; 13 years with Capital Research and Management Company or affiliate	2 years (plus 11 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager

17     The Bond Fund of America / Prospectus

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Robert H. Neithart	Investment professional for 30 years, all with Capital Research and Management Company or affiliate	8 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
Pramod Atluri	Investment professional for 19 years in total; 1 year with Capital Research and Management Company or affiliate	1 year	Serves as a fixed-income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

The Bond Fund of America / Prospectus     18

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

19     The Bond Fund of America / Prospectus

Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to Class F-1, F-2 and F-3 shares and references to Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds U.S. Government Money Market FundSM on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund has adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s

The Bond Fund of America / Prospectus     20

equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special

21     The Bond Fund of America / Prospectus

agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2 and F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2 or F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, Class F-3 shares are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations, with a minimum investment amount of $1,000,000.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

The Bond Fund of America / Prospectus     22

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares of any of the American Funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares of the American Funds without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares of any of the American Funds unless it was invested in Class A or C shares before January 1, 2009.

23     The Bond Fund of America / Prospectus

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

The Bond Fund of America / Prospectus     24

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged for the corresponding 529 share class without a sales charge. Class B shares may not be exchanged for Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of another American Fund generally will be subject to the appropriate sales charge applicable to the other fund. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

25     The Bond Fund of America / Prospectus

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

The Bond Fund of America / Prospectus     26

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of shares having a value of less than $5,000;

· transactions in Class 529 shares;

27     The Bond Fund of America / Prospectus

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

The Bond Fund of America / Prospectus     28

Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in December and June. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The

29     The Bond Fund of America / Prospectus

different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class B and 529-B shares may not be purchased or acquired except by exchange from Class B or 529-B shares of another fund in the American Funds family;

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F-1 shares to self-directed investment brokerage accounts that may charge a transaction fee, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor;

— Class F-3 shares are also available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations, with a minimum investment amount of $1,000,000; and

— Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

The Bond Fund of America / Prospectus     30

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

31     The Bond Fund of America / Prospectus

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds and that continue to be held through fee-based programs; and

· certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F-1 shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to

The Bond Fund of America / Prospectus     32

1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

33     The Bond Fund of America / Prospectus

Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. Sales charge waivers may not be available through certain financial intermediaries, due to the policies, procedures, trading platforms and/or systems of the financial intermediaries. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM, American Funds College Target Date Series® and American Funds Retirement Income Portfolio SeriesSM may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

· solely controlled business accounts; and

· single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds U.S. Government Money Market Fund) to qualify for a reduced Class A sales charge.

The Bond Fund of America / Prospectus     34

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds U.S. Government Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of

35     The Bond Fund of America / Prospectus

Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):

— redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

— if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

The Bond Fund of America / Prospectus     36

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

37     The Bond Fund of America / Prospectus

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class 529-A, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class B, 529-B, C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and positive cash flows, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to ..02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s positive cash flows and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2016, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. These payments may also be made to help defray the costs associated with the dealer firms’ provision of account related services and activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will

The Bond Fund of America / Prospectus     38

help facilitate education of the firm’s financial advisors about the American Funds to help the advisors make suitable recommendations and better serve their clients who invest in the funds. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) perform the due diligence necessary to classify the American Funds as “approved” or “preferred” (or an equivalent) on their platform, (3) not provide financial advisors, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (4) provide opportunities for their clients to obtain individualized advice, (5) provide American Funds Distributors broad access to their financial advisors and product platforms and develop a business plan to achieve such access, and (6) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between the American Funds and the firm’s clients who own shares of the American Funds.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

39     The Bond Fund of America / Prospectus

Fund expenses Note that references to Class A, B, C and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund’s investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

The Bond Fund of America / Prospectus     40

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. Although Class F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares are subject to subtransfer agency fees of up to .12% of fund assets. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

41     The Bond Fund of America / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
Year ended 12/31/2016	$12.59	$.23	$ .12	$ .35	$(.22)	$12.72	2.74%	$19,437.61%		1.79%
Year ended 12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.23	18,580.60		1.81
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	18,691.62		2.11
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	18,895.61		2.10
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.90	24,142.60		2.33
Class B:
Year ended 12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.97	20	1.37	1.01
Year ended 12/31/2015	12.81	.13	(.19)	(.06)	(.16)	12.59	(.51)	83	1.34	1.05
Year ended 12/31/2014	12.40	.18	.41	.59	(.18)	12.81	4.75	166	1.36	1.40
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	257	1.36	1.33
Year ended 12/31/2012	12.55	.21	.43	.64	(.24)	12.95	5.10	441	1.35	1.60
Class C:
Year ended 12/31/2016	12.59	.12	.12	.24	(.11)	12.72	1.94	1,276	1.40	1.00
Year ended 12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.56)	1,361	1.40	1.01
Year ended 12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.71	1,502	1.41	1.33
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.76)	1,680	1.41	1.29
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.05	2,400	1.39	1.54
(The Financial Highlights table continues on the following page.)

The Bond Fund of America / Prospectus 42

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class F-1:
Year ended 12/31/2016	$12.59	$.22	$ .12	$ .34	$(.21)	$12.72	2.71%	$ 757.64%		1.76%
Year ended 12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.21	673.63		1.78
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	653.62		2.15
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(2.03)	961.64		2.06
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.88	1,452.61		2.32
Class F-2:
Year ended 12/31/2016	12.59	.26	.12	.38	(.25)	12.72	3.00	3,338.36		2.03
Year ended 12/31/2015	12.81	.26	(.20)	.06	(.28)	12.59	.47	1,521.37		2.05
Year ended 12/31/2014	12.40	.29	.43	.72	(.31)	12.81	5.82	1,303.35		2.27
Year ended 12/31/2013	12.95	.29	(.52)	(.23)	(.32)	12.40	(1.75)	467.37		2.36
Year ended 12/31/2012	12.55	.33	.43	.76	(.36)	12.95	6.16	483.35		2.56
Class 529-A:
Year ended 12/31/2016	12.59	.22	.12	.34	(.21)	12.72	2.66	917.69		1.71
Year ended 12/31/2015	12.81	.22	(.20)	.02	(.24)	12.59	.13	898.70		1.71
Year ended 12/31/2014	12.40	.26	.41	.67	(.26)	12.81	5.44	939.71		2.02
Year ended 12/31/2013	12.95	.25	(.52)	(.27)	(.28)	12.40	(2.08)	947.70		2.01
Year ended 12/31/2012	12.55	.29	.43	.72	(.32)	12.95	5.80	1,101.68		2.24
Class 529-B:
Year ended 12/31/2016	12.59	.11	.12	.23	(.10)	12.72	1.85	2	1.50	.89
Year ended 12/31/2015	12.81	.12	(.20)	(.08)	(.14)	12.59	(.64)	7	1.47	.92
Year ended 12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.62	15	1.49	1.27
Year ended 12/31/2013	12.95	.15	(.52)	(.37)	(.18)	12.40	(2.84)	23	1.49	1.21
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.96	39	1.48	1.47

43 The Bond Fund of America / Prospectus

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class 529-C:
Year ended 12/31/2016	$12.59	$.12	$ .12	$ .24	$(.11)	$12.72	1.88%	$322	1.45%	.95%
Year ended 12/31/2015	12.81	.12	(.20)	(.08)	(.14)	12.59	(.63)	337	1.46	.95
Year ended 12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.64	371	1.47	1.26
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.83)	388	1.48	1.24
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.97	477	1.46	1.46
Class 529-E:
Year ended 12/31/2016	12.59	.19	.12	.31	(.18)	12.72	2.45	48.90		1.50
Year ended 12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	48.91		1.50
Year ended 12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	51.93		1.80
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	52.93		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	61.93		1.99
Class 529-F-1:
Year ended 12/31/2016	12.59	.25	.12	.37	(.24)	12.72	2.89	77.46		1.94
Year ended 12/31/2015	12.81	.25	(.20)	.05	(.27)	12.59	.36	71.47		1.94
Year ended 12/31/2014	12.40	.28	.42	.70	(.29)	12.81	5.68	66.48		2.24
Year ended 12/31/2013	12.95	.28	(.52)	(.24)	(.31)	12.40	(1.86)	62.48		2.24
Year ended 12/31/2012	12.55	.32	.43	.75	(.35)	12.95	6.04	73.46		2.45
Class R-1:
Year ended 12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.97	42	1.37	1.03
Year ended 12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.53)	47	1.36	1.05
Year ended 12/31/2014	12.40	.17	.42	.59	(.18)	12.81	4.75	55	1.36	1.37
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	58	1.37	1.34
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.08	81	1.36	1.57
(The Financial Highlights table continues on the following page.)

The Bond Fund of America / Prospectus 44

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class R-2:
Year ended 12/31/2016	$12.59	$.13	$ .12	$ .25	$(.12)	$12.72	1.98%	$514	1.35%	1.05%
Year ended 12/31/2015	12.81	.14	(.20)	(.06)	(.16)	12.59	(.51)	545	1.34	1.07
Year ended 12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.73	606	1.39	1.34
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.70)	636	1.35	1.37
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.09	807	1.36	1.57
Class R-2E:
Year ended 12/31/2016	12.59	.17	.12	.29	(.16)	12.72	2.31	9	1.05	1.36
Year ended 12/31/2015	12.81	.18	(.19)	(.01)	(.21)	12.59	(.07)	1.96		1.41
Period from 8/29/2014 to 12/31/2014[3,4]	12.82	.07	.01	.08	(.09)	12.81	.63[5,6]	—[7]	.25[5,6]	.52[5,6]
Class R-3:
Year ended 12/31/2016	12.59	.19	.12	.31	(.18)	12.72	2.43	651.91		1.49
Year ended 12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	662.91		1.50
Year ended 12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	731.93		1.80
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	748.92		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	955.92		2.00
Class R-4:
Year ended 12/31/2016	12.59	.23	.12	.35	(.22)	12.72	2.75	556.60		1.80
Year ended 12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.24	512.59		1.82
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.55	480.61		2.12
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	484.60		2.11
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.89	602.60		2.33
Class R-5E:
Year ended 12/31/2016	12.59	.25	.12	.37	(.24)	12.72	2.89	—[7]	.47	1.91
Period from 11/20/2015 to 12/31/2015[3,8]	12.66	.03	(.06)	(.03)	(.04)	12.59	(.24)[5]	—[7]	.05[5]	.22[5]

45 The Bond Fund of America / Prospectus

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class R-5:
Year ended 12/31/2016	$12.59	$.27	$ .12	$ .39	$(.26)	$12.72	3.05%	$ 149.31%		2.13%
Year ended 12/31/2015	12.81	.27	(.20)	.07	(.29)	12.59	.54	206.30		2.11
Year ended 12/31/2014	12.40	.31	.41	.72	(.31)	12.81	5.86	207.31		2.43
Year ended 12/31/2013	12.95	.30	(.52)	(.22)	(.33)	12.40	(1.70)	226.31		2.41
Year ended 12/31/2012	12.55	.34	.43	.77	(.37)	12.95	6.20	311.31		2.63
Class R-6:
Year ended 12/31/2016	12.59	.27	.12	.39	(.26)	12.72	3.11	3,849.25		2.15
Year ended 12/31/2015	12.81	.28	(.20)	.08	(.30)	12.59	.58	2,710.25		2.16
Year ended 12/31/2014	12.40	.31	.42	.73	(.32)	12.81	5.92	2,132.26		2.42
Year ended 12/31/2013	12.95	.31	(.52)	(.21)	(.34)	12.40	(1.65)	1,128.26		2.51
Year ended 12/31/2012	12.55	.35	.43	.78	(.38)	12.95	6.26	559.25		2.61

	Year ended December 31
Portfolio turnover rate for all share classes	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	363%	401%	348%	419%	264%
Excluding mortgage dollar roll transactions	168%	151%	136%	Not available

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 Based on operations for the period shown and, accordingly, is not representative of a full year.

4 Class R-2E shares were offered beginning August 29, 2014.

5 Not annualized.

6 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

7 Amount less than $1 million.

8 Class R-5E shares were offered beginning November 20, 2015.

The Bond Fund of America / Prospectus 46

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-008-0317P Litho in USA CGD/CF/8005 Investment Company File No. 811-02444

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

The Bond Fund of America®

Part B
Statement of Additional Information

March 1, 2017

This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the “fund”) dated March 1, 2017. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

The Bond Fund of America
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	ABNDX	Class 529-A	CFAAX	Class R-1	RBFAX
Class B	BFABX	Class 529-B	CFABX	Class R-2	RBFBX
Class C	BFACX	Class 529-C	CFACX	Class R-2E	RBEBX
Class F-1	BFAFX	Class 529-E	CFAEX	Class R-3	RBFCX
Class F-2	ABNFX	Class 529-F-1	CFAFX	Class R-4	RBFEX
Class F-3	BFFAX			Class R-5E	RBFHX
				Class R-5	RBFFX
				Class R-6	RBFGX

Investment portfolio
Financial statements

The Bond Fund of America — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including cash equivalents and certain preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The fund will invest at least 60% of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The fund may invest up to 40% of its assets in debt securities rated below A3 and below A- by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The Bond Fund of America — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

The Bond Fund of America — Page 3

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates

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would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

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Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or

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written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly

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administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

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Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.

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Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

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While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

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Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. In addition, the fund may use foreign currency contracts in order to increase exposure to a certain currency or to shift exposure to currency fluctuations from one currency to another. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

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Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to

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at least the repurchase price, including accrued interest. The fund will only enter into repurchase agreements involving securities of the type in which it could otherwise invest. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with

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material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

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Inverse floating rate notes — The fund may invest in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid is made by the fund’s adviser under procedures adopted by the fund’s board. The fund’s adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur significant additional costs in disposing of illiquid securities. If the fund holds more than 15% of its net assets in illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the fund will seek over time to increase its investments in liquid securities to the extent practicable.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

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Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

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Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the fund’s portfolio. Because the fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the fund’s investments in such derivatives may also require the fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in

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segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing

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positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the

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protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDX transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the fund invests in a CDX as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the fund. In connection with CDX transactions in which the fund acts as protection buyer, the fund will segregate liquid assets with a value at least equal to the fund’s exposure (i.e., any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the fund acts as protection seller, the fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain this required margin, the fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

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Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2016 and 2015 were 363% and 401%, respectively. The decrease in turnover was due to decreased trading activity during the period. The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2016 was 168%. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including derivatives, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2010)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2006)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation Former director of Quiksilver, Inc. (until 2014)	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Leonard R. Fuller, 1946 Trustee (1994)	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None	· Former partner, public accounting firm · Financial management consulting · Service on advisory and trustee boards for municipal, educational and nonprofit organizations · MBA
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive) (2005)	Private investor	80	Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014); The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Merit E. Janow, 1958 Trustee (2010)	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc. Former director of The NASDAQ Stock Market LLC (until 2016)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Laurel B. Mitchell, PhD, 1955 Trustee (2009)	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None

· Professor at multiple universities

· Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

· Experience in corporate management and public accounting

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· PhD, accounting

· Formerly licensed as CPA

Frank M. Sanchez, 1943 Trustee (1999)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None	· Senior academic leadership position · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · PhD, education administration and finance

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 1957 Trustee (2010)	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	ClubCorp Holdings, Inc. Former director of Apollo Education Group, Inc. (until 2013)

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, PhD, 1949 Trustee (2007)	President Emeritus and University Professor, The University of Tulsa	79	None	· Senior academic leadership positions at multiple universities · Service on advisory and trustee boards for educational and nonprofit organizations · PhD, anthropology

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Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
John H. Smet, 1956 Vice Chairman of the Board and President (1994)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	22	None
Michael C. Gitlin, 1970 Trustee (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	18	None

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Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Andrew F. Barth, 1961 Senior Vice President (2011)	Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, Capital Group International, Inc.*; Chairman of the Board, Capital Guardian Trust Company*; Partner – Capital Fixed Income Investors, Capital Guardian Trust Company*; Partner – Capital Fixed Income Investors, Capital Research and Management Company
David J. Betanzos, 1974 Senior Vice President (2017)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*
Fergus N. MacDonald, 1969 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Robert H. Neithart, 1965 Senior Vice President (2011)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Chairman of the Board, Capital Strategy Research, Inc.*
Kristine M. Nishiyama, 1970 Senior Vice President (2003)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company*
Pramod Atluri, 1976 Vice President (2017)	Vice President – Capital Fixed Income Investors, Capital Research and Management Company; Vice President – Capital Fixed Income Investors, Capital Bank and Trust Company*
Steven I. Koszalka, 1964 Secretary (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer (2011)	Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer (2015)	Vice President - Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5 All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2016:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A	$50,001 – $100,000
James G. Ellis	$10,001 – $50,000	Over $100,000	N/A	N/A
Leonard R. Fuller	None	$10,001 – $50,000	$50,001 – $100,000	Over $100,000
R. Clark Hooper	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Merit E. Janow	None	Over $100,000	N/A	N/A
Laurel B. Mitchell	$10,001 – $50,000	Over $100,000	$10,001 – $50,000	$50,001 – $100,000
Frank M. Sanchez	None	$1 – $10,000	N/A	N/A
Margaret Spellings	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Steadman Upham	$10,001 – $50,000	Over $100,000	N/A	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
John H. Smet	Over $100,000	Over $100,000

Michael C. Gitlin	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2016, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $8,374 to $16,630, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2016:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault	$22,528	$385,204
James G. Ellis	22,412	388,542
Leonard R. Fuller[2]	21,687	381,704
R. Clark Hooper	26,443	509,204
Merit E. Janow	21,252	417,204
Laurel B. Mitchell[2]	28,884	298,829
Frank M. Sanchez	25,924	270,329
Margaret Spellings[2]	18,657	431,029
Steadman Upham[2]	22,732	376,704

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2016 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2016 fiscal year for participating trustees is as follows: Leonard R. Fuller ($156,933), Laurel B. Mitchell ($16,978), Margaret Spellings ($29,618) and Steadman Upham ($234,964). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

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Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973, and reorganized as a Delaware statutory trust on March 1, 2011. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving

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board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Leonard R. Fuller, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2016 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2016 fiscal year.

The fund has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and Margaret Spellings. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the

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nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2016 fiscal year.

The independent board members of the fund have oversight responsibility for the fund and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each fund in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the fund’s assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the fund’s investment objectives. Each committee reports to the full board of the fund.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the

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information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in

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the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on February 1, 2017. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class C Class F-2 Class 529-A	36.00% 29.77 9.09 22.31 12.01
Pershing, LLC. Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2 Class R-1	7.25 6.36 7.72 11.95 10.36 6.59
Wells Fargo Clearing Services, Inc. Custody Account Saint Louis, MO	Record	Class A Class C Class F-1 Class F-2	5.12 7.13 6.59 30.13
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C Class F-1	7.48 6.58
Raymond James Omnibus Account St. Petersburg, FL	Record	Class C Class F-1	5.42 6.22
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1	11.48
National Financial Services, LLC Omnibus Account Jersey City, NJ	Record	Class F-1	11.29
VOYA Institutional Trust Company Windsor, CT	Record	Class F-1	6.33
LPL Financial Omnibus Account San Diego, CA	Record	Class F-2	12.03
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class F-3	100.00
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1	15.90
Anile Pharmacy, Inc. Retirement Plan Greenwood Village, CO	Record Beneficial	Class R-2E	5.49
Hunt, Leibert & Jacobson 401K Plan Covington, KY	Record Beneficial	Class R-2E	5.46
Brown & Company Jewelers, Inc. 401K Plan Greenwood Village, CO	Record Beneficial	Class R-2E	5.34
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class R-4	8.20

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Name and address	Ownership	Ownership percentage
Trader Joe’s Company Retirement Plan Englewood, CO	Record Beneficial	Class R-4	6.38
VRSCO FBO Retirement Plan Houston, TX	Record Beneficial	Class R-5	9.25
ERGON 401K Plan Englewood, CO	Record Beneficial	Class R-5	5.74
Great West Trust Co., LLC 401k Plan Greenwood Village, CO	Record Beneficial	Class R-5E	97.91
American Funds Balanced Portfolio Irvine, CA	Record	Class R-6	26.91
American Funds 2020 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	13.94
American Funds 2015 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	7.23
American Funds College 2024 Fund Irvine, CA	Record	Class R-6	6.30
American Funds Preservation Portfolio Irvine, CA	Record	Class R-6	6.06
American Funds College 2021 Fund Irvine, CA	Record	Class R-6	6.03
American Funds 2025 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	5.28

As of February 1, 2017, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

The Bond Fund of America — Page 41

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: Bloomberg Barclays U.S. Aggregate Index, JP Morgan Emerging Markets Bond Index Global Diversified, Bloomberg Barclays U.S. Credit Index, Bloomberg Barclays Aggregate Index Ex Credit, Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index, a custom average consisting of one share class per fund of emerging markets debt funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of general U.S. Government funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of core bond funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of corporate debt funds BBB-rated that disclose investment objectives and strategies

The Bond Fund of America — Page 42

comparable to those of the fund, a custom average consisting of one share class per fund of corporate debt funds A-rated that disclose investment objectives and strategies comparable to those of the fund and a custom average consisting of one share class per fund of multi-sector income funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

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The following table reflects information as of December 31, 2016:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
John H. Smet	Over $1,000,000	20	$288.5	None		None
Andrew F. Barth	$100,001 – $500,000	1	$0.0	1	$0.69	6	$6.25
David J. Betanzos	$100,001 – $500,000	5	$15.4	None		None
David A. Hoag	Over $1,000,000	5	$113.4	None		None
Fergus N. MacDonald	$100,001 – $500,000	6	$127.3	None		None
Robert H. Neithart	Over $1,000,000	8	$52.7	6	$2.12	11[5]	$3.98
Pramod Atluri	$100,001 – $500,000	1	$10.9	None		None

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Indicates other RIC(s) managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC has an advisory fee that is based on the performance of the RIC.

3 Indicates other PIV(s) managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the PIV(s) and are not the total assets managed by the individual, which is a substantially lower amount. No PIV has an advisory fee that is based on the performance of the PIV.

4 Indicates other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the other accounts and are not the total assets managed by the individual, which is a substantially lower amount. Personal brokerage accounts of portfolio managers and their families are not reflected.

5 The advisory fee of one of these accounts (representing $0.20 billion in total assets) is based partially on its investment results.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until April 30, 2017, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The investment adviser is currently reimbursing a portion of the other expenses for Class R-5E of the fund. This reimbursement will be in effect through at least March 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

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The management fee is based on the following annualized rates and average daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.16	3,000,000,000	6,000,000,000
0.15	6,000,000,000	10,000,000,000
0.14	10,000,000,000	16,000,000,000
0.13	16,000,000,000	20,000,000,000
0.12	20,000,000,000	28,000,000,000
0.115	28,000,000,000	36,000,000,000
0.11	36,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross investment income
	In excess of	Up to
2.25%	$ 0	$ 8,333,333
2.00	8,333,333	41,666,667
1.75	41,666,667

For the fiscal years ended December 31, 2016, 2015 and 2014, the investment adviser received from the fund management fees of $57,403,000, $53,637,000 and $53,390,000, respectively.

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Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F, R and 529 shares. The Administrative Agreement will continue in effect until April 30, 2017, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2016 fiscal year, administrative services fees were:

Administrative services fee
Class A	$1,973,000
Class C	685,000
Class F-1	372,000
Class F-2	1,081,000
Class 529-A	467,000
Class 529-B	2,000
Class 529-C	170,000
Class 529-E	24,000
Class 529-F-1	38,000
Class R-1	23,000
Class R-2	272,000
Class R-2E	3,000
Class R-3	341,000
Class R-4	275,000
Class R-5E	—*
Class R-5	92,000
Class R-6	1,662,000

*Amount less than $1,000.

The Bond Fund of America — Page 47

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-2E, R-3 and R-4 shares.

The Bond Fund of America — Page 48

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2016	$9,026,000	$34,215,000
	2015	8,182,000	31,360,000
	2014	6,357,000	24,306,000
Class C	2016	40,000	2,119,000
	2015	—	1,923,000
	2014	—	1,564,000
Class 529-A	2016	287,000	1,084,000
	2015	272,000	1,029,000
	2014	297,000	1,115,000
Class 529-C	2016	4,000	251,000
	2015	15,000	267,000
	2014	9,000	295,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

The Bond Fund of America — Page 49

Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Other share classes (Class C, F-1, 529-C, 529-E, 529-F-1, R-1, R-2, R-2E, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.
Payment of service fees — Payment of service fees to investment dealers generally begins 13 months after establishment of an account in Class A, C, 529-A or 529-C shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of this statement of additional information.

The Bond Fund of America — Page 50

During the 2016 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$48,192,000	$3,623,000
Class B	484,000	22,000
Class C	13,650,000	1,183,000
Class F-1	1,833,000	174,000
Class 529-A	2,148,000	186,000
Class 529-B	43,000	2,000
Class 529-C	3,350,000	371,000
Class 529-E	243,000	26,000
Class 529-F-1	—	—
Class R-1	456,000	37,000
Class R-2	4,028,000	414,000
Class R-2E	36,000	5,000
Class R-3	3,384,000	319,000
Class R-4	1,369,000	127,000

The Bond Fund of America — Page 51

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial advisor at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia529 — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia529 receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $20 billion of the net assets invested in Class 529 shares of the American Funds, .05% on net assets between $20 billion and $100 billion and .03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

The Bond Fund of America — Page 52

Other compensation to dealers — As of July 2016, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AIG Advisor Group

 AIG Capital Services Inc

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Woodbury Financial Services, Inc.

American Portfolios Financial Services, Inc.

 American Portfolios Advisors, Inc

American Portfolios Financial Services, Inc.

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge

 Cambridge Advisors, Inc.

Cambridge Appleton Trust

Cambridge Associates, LLC (USA)

Cambridge Investment Research Advisors, Inc.

Cambridge Investment Research, Inc.

Cambridge Southern Financial Advisors

Cetera Financial Group

 Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CIMAS, LLC

First Allied Securities Inc

Investors Capital Corp.

J.P. Turner & Company, L.L.C.

Legend Equities Corporation

Summit Brokerage Services, Inc.

Commonwealth

 Commonwealth Advisory Group, LTD

Commonwealth Bank and Trust Company

Commonwealth Financial Advisors, LLC

Commonwealth Financial Group, Inc.

Commonwealth Financial Network

Commonwealth Retirement Services, Inc.

D.A. Davidson & Co.

Edward Jones

Hefren-Tillotson, Inc.

The Bond Fund of America — Page 53

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

J.J.B. Hilliard Lyons

Hilliard Lyons Trust Company LLC

J. J. B. Hilliard, W. L. Lyons, LLC

J.P. Morgan Chase Banc One

J.P. Morgan Securities LLC

JP Morgan Chase Bank, N.A.

Ladenburg Thalmann Group

 Investacorp, Inc.

KMS Financial Services, Inc.

Ladenburg, Thalmann & Co., Inc.

Securities America, Inc.

Securities Service Network Inc.

Triad Advisors, Inc.

Lincoln Network

 Lincoln Financial Advisors Corporation

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

LPL Financial LLC

Mass Mutual / MML

 MassMutual Trust Company FSB

MML Distributors LLC

MML Investors Services, LLC

The Massmutual Trust Company FSB

Merrill Lynch Banc of America

 Bank Of America

Bank of America, NA

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

 MetLife Advisers, LLC

Metlife Securities Inc.

New England Securities

Morgan Stanley Smith Barney LLC

NFP Securities

Kestra Investment Services LLC

NFP Advisor Services, LLC

NFP Retirement

NMIS

Northwestern Mutual Investment Services, LLC

Northwestern Mutual Wealth Management Co

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

The Bond Fund of America — Page 54

PFS

PFS Investments Inc.

Puplava Securities, Inc.

PNC Network

PNC Bank, National Association

PNC Investments LLC

Raymond James Group

Raymond James & Associates, Inc.

Raymond James (USA) LTD.

Raymond James Financial Services Advisors, Inc.

Raymond James Financial Services Inc.

RBC

RBC Capital Markets, LLC

RBC Capital Markets Corporation

RBC Trust Company

Robert W. Baird & Co, Incorporated

Securian / H. Beck / CRI

 CRI Securities, LLC

H. Beck, Inc.

Securian Financial Services, Inc.

Stifel, Nicolaus & Co

 Sterne Agee Investment Advisor Services, Inc.

Stifel Trust Company, N.A.

Stifel, Nicolaus & Company, Incorported

Transamerica Financial Advisors, Inc.

UBS

UBS Financial Services, Inc.

UBS Securities, LLC

Voya Financial Advisors Inc

Wells Fargo Network

First Clearing LLC

Wells Fargo

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors LLC (WBS)

Wells Fargo Advisors Private Client Group

Well Fargo Advisors, LLC

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

The Bond Fund of America — Page 55

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace in respect of both execution and research — taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, commission rates that other institutional investors are paying, and the provision of brokerage and research products and services. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, either directly or through a commission sharing arrangement, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services, it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

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The investment adviser may pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer to be used to compensate the broker-dealer for proprietary research or to be paid to a third-party research provider for research it has provided.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

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Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2016, 2015 and 2014 amounted to $5,000, $420 and $0, respectively.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup Global Markets INC, Credit Suisse Group AG, Goldman Sachs & Co., J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC and Wells Fargo. At the end of the fund’s most recently completed fiscal year, the fund held debt securities of Citigroup Inc. in the amount of $204,923,000, Credit Suisse Group AG in the amount of $78,782,000, Goldman Sachs Group, Inc. in the amount of $181,098,000, J.P. Morgan Securities LLC in the amount of $119,790,000, Morgan Stanley & Co. LLC in the amount of $145,338,000 and Wells Fargo & Company in the amount of $94,617,000.

The Bond Fund of America — Page 58

Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the

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security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

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Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period

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of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds U.S. Government Money Market Fund to Class C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, Short-Term Bond Fund of America or American Funds Inflation Linked Bond Fund. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion.

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In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

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Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares of any of the American Funds unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in Class A or C shares of any of the American Funds and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in Class A or C shares of any of the American Funds and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts. The ability to link SEP and SIMPLE IRA accounts at the plan level may not be available to you depending on the policies and system capabilities of your financial intermediary.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and

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their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds; and
(11)	current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

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Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on their systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

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· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

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Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

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If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, the CDSC on Class A shares of the American Funds may be waived for bulk conversions to another share class in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

Other sales charge waivers — Sales charges (including contingent deferred sales charges) may be waived pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Business Management Group, or by his or her

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designee, for transactions requested by financial intermediaries as a result of pending or anticipated regulatory matters that require investor accounts to be moved to a different share class.

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds U.S. Government Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

The Bond Fund of America — Page 80

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are

The Bond Fund of America — Page 81

automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds U.S. Government Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

The Bond Fund of America — Page 82

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2016 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$30,179,000
Class B	88,000
Class C	2,105,000
Class F-1	1,068,000
Class F-2	2,383,000
Class 529-A	1,226,000
Class 529-B	8,000
Class 529-C	470,000
Class 529-E	36,000
Class 529-F-1	100,000
Class R-1	53,000
Class R-2	1,963,000
Class R-2E	12,000
Class R-3	1,130,000
Class R-4	567,000
Class R-5E	—*
Class R-5	99,000
Class R-6	23,000

*Amount less than $1,000.

The Bond Fund of America — Page 83

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

The Bond Fund of America — Page 84

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — December 31, 2016

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$12.72
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$13.22

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

The Bond Fund of America — Page 85

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	202	302	402	602	702
American Balanced Fund®	011	211	311	411	611	711
American Funds Developing World Growth and Income FundSM	30100	32100	33100	34100	36100	37100
American Funds Global Balanced FundSM	037	237	337	437	637	737
American Mutual Fund®	003	203	303	403	603	703
Capital Income Builder®	012	212	312	412	612	712
Capital World Growth and Income Fund®	033	233	333	433	633	733
EuroPacific Growth Fund®	016	216	316	416	616	716
Fundamental Investors®	010	210	310	410	610	710
The Growth Fund of America®	005	205	305	405	605	705
The Income Fund of America®	006	206	306	406	606	706
International Growth and Income FundSM	034	234	334	434	634	734
The Investment Company of America®	004	204	304	404	604	704
The New Economy Fund®	014	214	314	414	614	714
New Perspective Fund®	007	207	307	407	607	707
New World Fund®	036	236	336	436	636	736
SMALLCAP World Fund®	035	235	335	435	635	735
Washington Mutual Investors FundSM	001	201	301	401	601	701
Fixed income funds
American Funds Emerging Markets Bond Fund SM	30114	32114	33114	34114	36114	37114
American Funds Corporate Bond Fund SM	032	232	332	432	632	732
American Funds Inflation Linked Bond Fund®	060	260	360	460	660	760
American Funds Mortgage Fund®	042	242	342	442	642	742
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639	739
American Funds Strategic Bond FundSM	30112	32112	33112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641	741
American High-Income Municipal Bond Fund®	040	240	340	440	640	740
American High-Income Trust®	021	221	321	421	621	721
The Bond Fund of America®	008	208	308	408	608	708
Capital World Bond Fund®	031	231	331	431	631	731
Intermediate Bond Fund of America®	023	223	323	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643	743
Short-Term Bond Fund of America®	048	248	348	448	648	748
The Tax-Exempt Bond Fund of America®	019	219	319	419	619	719
The Tax-Exempt Fund of California®	020	220	320	420	620	720
U.S. Government Securities Fund®	022	222	322	422	622	722
Money market fund
American Funds U.S. Government Money Market FundSM	059	259	359	459	659	759

The Bond Fund of America — Page 86

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/fixed income funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Developing World Growth and Income Fund	10100	12100	13100	15100	14100
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Fixed income funds
American Funds Emerging Markets Bond Fund	10114	12114	13114	15114	14114
American Funds Corporate Bond Fund	1032	1232	1332	1532	1432
American Funds Inflation Linked Bond Fund	1060	1260	1360	1560	1460
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American Funds Strategic Bond Fund	10112	12112	13112	15112	14112
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds U.S. Government Money Market Fund	1059	1259	1359	1559	1459

The Bond Fund of America — Page 87

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

The Bond Fund of America — Page 88

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement Fund®	083	283	383	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	282	382	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	269	369	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	268	368	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	267	367	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	266	366	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	265	365	465	665	765
American Funds 2025 Target Date Retirement Fund®	064	264	364	464	664	764
American Funds 2020 Target Date Retirement Fund®	063	263	363	463	663	763
American Funds 2015 Target Date Retirement Fund®	062	262	362	462	662	762
American Funds 2010 Target Date Retirement Fund®	061	261	361	461	661	761

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement Fund®	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

The Bond Fund of America — Page 89

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2033 Fund®	10103	12103	13103	15103	14103
American Funds College 2030 Fund®	1094	1294	1394	1594	1494
American Funds College 2027 Fund®	1093	1293	1393	1593	1493
American Funds College 2024 Fund®	1092	1292	1392	1592	1492
American Funds College 2021 Fund®	1091	1291	1391	1591	1491
American Funds College 2018 Fund®	1090	1290	1390	1590	1490
American Funds College Enrollment Fund®	1088	1288	1388	1588	1488

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655	755
American Funds Growth PortfolioSM	053	253	353	453	653	753
American Funds Growth and Income PortfolioSM	051	251	351	451	651	751
American Funds Balanced PortfolioSM	050	250	350	450	650	750
American Funds Income PortfolioSM	047	247	347	447	647	747
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646	746
American Funds Preservation PortfolioSM	045	245	345	445	645	745
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Balanced Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The Bond Fund of America — Page 90

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3
American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio – ConservativeSM	30109	32109	33109	34109	36109	37109
American Funds Retirement Income Portfolio – ModerateSM	30110	32110	33110	34110	36110	37110
American Funds Retirement Income Portfolio – EnhancedSM	30111	32111	33111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

The Bond Fund of America — Page 91

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

The Bond Fund of America — Page 92

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

The Bond Fund of America — Page 93

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The Bond Fund of America — Page 94

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

The Bond Fund of America — Page 95

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

The Bond Fund of America — Page 96

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

The Bond Fund of America — Page 97

The Bond Fund of America®
Investment portfolio
December 31, 2016
Bonds, notes & other debt instruments 93.91% U.S. Treasury bonds & notes 35.48% U.S. Treasury 29.16%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$210,300	$209,053
U.S. Treasury 0.875% 2018	8,975	8,956
U.S. Treasury 1.00% 2018	46,500	46,353
U.S. Treasury 1.50% 2018	53,000	53,338
U.S. Treasury 1.50% 2019	50,725	51,007
U.S. Treasury 1.625% 2019	207,500	208,538
U.S. Treasury 1.625% 2019	157,950	159,060
U.S. Treasury 1.625% 2019	124,400	125,265
U.S. Treasury 1.125% 2020	53,700	53,010
U.S. Treasury 1.25% 2020[1]	296,675	294,311
U.S. Treasury 1.25% 2020	109,700	108,895
U.S. Treasury 1.375% 2020	34,759	34,333
U.S. Treasury 1.375% 2020	32,250	32,048
U.S. Treasury 1.50% 2020	59,650	59,470
U.S. Treasury 1.625% 2020[1]	374,500	374,268
U.S. Treasury 1.75% 2020	206,610	206,563
U.S. Treasury 1.75% 2020	142,270	142,570
U.S. Treasury 2.00% 2020	137,810	139,247
U.S. Treasury 3.625% 2020	20,000	21,284
U.S. Treasury 1.125% 2021[1]	179,375	174,555
U.S. Treasury 1.125% 2021	82,120	79,352
U.S. Treasury 1.25% 2021	64,200	62,259
U.S. Treasury 1.25% 2021	11,250	10,991
U.S. Treasury 1.375% 2021[1]	417,550	410,944
U.S. Treasury 1.375% 2021	37,369	36,661
U.S. Treasury 1.375% 2021	28,228	27,672
U.S. Treasury 1.75% 2021	370,678	367,957
U.S. Treasury 2.00% 2021	238,000	239,468
U.S. Treasury 2.00% 2021	115,570	115,498
U.S. Treasury 2.00% 2021	102,120	102,535
U.S. Treasury 2.00% 2021	44,250	44,380
U.S. Treasury 2.125% 2021	355,000	358,049
U.S. Treasury 2.125% 2021	288,490	291,060
U.S. Treasury 2.125% 2021	234,650	236,905
U.S. Treasury 2.25% 2021	309,300	314,954
U.S. Treasury 2.25% 2021	153,829	156,257
U.S. Treasury 3.625% 2021	10,900	11,702
U.S. Treasury 8.00% 2021	250	320
U.S. Treasury 1.625% 2022	25,768	25,087
U.S. Treasury 1.75% 2022	192,847	189,208
U.S. Treasury 2.00% 2022	73,300	72,830
U.S. Treasury 2.125% 2022	350,830	350,707
U.S. Treasury 2.125% 2022	85,340	85,646
U.S. Treasury 1.375% 2023	117,500	111,308
U.S. Treasury 1.50% 2023	457,870	440,485
U.S. Treasury 1.75% 2023	41,975	40,895
The Bond Fund of America — Page 1 of 43

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2023	$182,663	$181,521
U.S. Treasury 2.25% 2023	8,120	8,128
U.S. Treasury 2.00% 2025	79,160	77,069
U.S. Treasury 2.00% 2025	57,850	56,056
U.S. Treasury 2.125% 2025	165,750	162,551
U.S. Treasury 6.875% 2025	70,145	94,838
U.S. Treasury 1.625% 2026	147,968	138,286
U.S. Treasury 1.625% 2026	2,950	2,751
U.S. Treasury 2.00% 2026	571,709	550,269
U.S. Treasury 4.50% 2036	84,207	106,424
U.S. Treasury 2.875% 2043	3,750	3,616
U.S. Treasury 2.875% 2045	121,150	116,250
U.S. Treasury 3.00% 2045	179,525	176,584
U.S. Treasury 3.00% 2045	36,010	35,433
U.S. Treasury 2.25% 2046	294,712	247,087
U.S. Treasury 2.50% 2046	602,245	533,631
U.S. Treasury 2.50% 2046	52,800	46,784
U.S. Treasury 2.875% 2046	101,750	97,969
		9,320,501
U.S. Treasury inflation-protected securities 6.29%
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	127,708	128,003
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	23,972	23,976
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	67,312	67,747
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	18,100	18,164
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	34,705	34,502
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,762	13,907
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	101,240	99,605
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	127,448	129,858
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	87,817	86,465
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	308,799	307,421
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	144,204	139,581
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	201,352	203,281
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	55,718	62,804
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	4,846	5,415
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	3,775	4,711
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	229,090	217,542
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	69,101	63,509
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	117,235	128,274
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	272,579	274,316
		2,009,081
Federal agency bonds & notes 0.03%
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	9,987
Total U.S. Treasury bonds & notes		11,339,569
Corporate bonds & notes 29.82% Financials 6.21%
ACE INA Holdings Inc. 2.30% 2020	15,615	15,608
ACE INA Holdings Inc. 2.875% 2022	3,270	3,296
ACE INA Holdings Inc. 3.35% 2026	1,485	1,504
ACE INA Holdings Inc. 4.35% 2045	1,715	1,812
Allstate Corp. 3.28% 2026	5,095	5,115
Allstate Corp. 4.20% 2046	1,925	1,969
The Bond Fund of America — Page 2 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American Express Co. 6.15% 2017	$150	$154
American Express Co. 1.55% 2018	3,000	2,995
Assicurazioni Generali SPA 7.75% 2042	€3,500	4,398
Assicurazioni Generali SPA 10.125% 2042	4,200	5,765
Australia & New Zealand Banking Group Ltd. 2.55% 2021	$31,600	31,337
AXA SA 8.60% 2030	6,715	9,250
Banco Nacional de Comercio Exterior SNC 3.80% 2026[3]	1,850	1,737
Banco Santander, SA 2.70% 2019	7,500	7,496
Bank of America Corp. 2.625% 2020	43,625	43,656
Bank of America Corp. 5.625% 2020	10,500	11,547
Bank of America Corp. 2.625% 2021	12,000	11,919
Bank of America Corp. 2.503% 2022	16,000	15,477
Bank of America Corp. 3.248% 2027	41,746	39,879
Bank of America Corp., Series L, 2.25% 2020	13,500	13,423
Bank of New York Mellon Corp. 2.20% 2023	7,500	7,154
Barclays Bank PLC 3.25% 2021	11,105	11,147
Barclays Bank PLC 3.65% 2025	13,500	13,101
BB&T Corp. 2.45% 2020	13,500	13,603
BBVA Bancomer SA 6.50% 2021[3]	1,000	1,082
Berkshire Hathaway Finance Corp. 1.15% 2018	3,250	3,234
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,247
Berkshire Hathaway Inc. 2.20% 2021	1,115	1,112
BPCE SA group 2.75% 2021	39,325	38,937
BPCE SA group 5.70% 2023[3]	23,630	24,902
BPCE SA group 5.15% 2024[3]	17,845	18,149
BPCE SA group 4.50% 2025[3]	8,845	8,621
BPCE SA group 4.875% 2026[3]	9,000	8,998
Capital One Financial Corp. 1.85% 2019	6,000	5,933
Charles Schwab Corp. 2.20% 2018	1,390	1,401
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	22,500	21,254
Citigroup Inc. 1.70% 2018	15,000	14,970
Citigroup Inc. 2.15% 2018	7,250	7,276
Citigroup Inc. 2.05% 2019	13,500	13,451
Citigroup Inc. 2.55% 2019	15,080	15,205
Citigroup Inc. 8.50% 2019	5,695	6,498
Citigroup Inc. 2.021% 2021[4]	2,905	2,918
Citigroup Inc. 2.35% 2021	24,475	23,945
Citigroup Inc. 2.70% 2021	13,500	13,471
Citigroup Inc. 2.90% 2021	77,400	77,204
Citigroup Inc. 3.20% 2026	31,340	29,985
CNA Financial Corp. 3.95% 2024	6,705	6,804
Credit Agricole SA 4.375% 2025[3]	13,745	13,525
Credit Suisse Group AG 3.45% 2021	11,250	11,323
Credit Suisse Group AG 3.80% 2022	15,903	16,047
Credit Suisse Group AG 3.80% 2023	22,900	22,882
Credit Suisse Group AG 3.75% 2025	7,600	7,488
Credit Suisse Group AG 4.55% 2026	20,250	21,042
Danske Bank AS 1.65% 2019[3]	22,000	21,676
Danske Bank AS 2.00% 2021[3]	31,955	31,062
Deutsche Bank AG 2.50% 2019	10,000	9,921
Deutsche Bank AG 2.85% 2019	25,500	25,396
Discover Financial Services 2.00% 2018	5,200	5,200
Discover Financial Services 10.25% 2019	3,150	3,617
DNB ASA 2.375% 2021[3]	27,000	26,721
The Bond Fund of America — Page 3 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.00% 2019	$5,325	$5,305
Goldman Sachs Group, Inc. 2.30% 2019	42,890	42,880
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,352
Goldman Sachs Group, Inc. 2.60% 2020	11,060	11,073
Goldman Sachs Group, Inc. 2.241% 2021[4]	11,850	11,921
Goldman Sachs Group, Inc. 2.35% 2021	22,815	22,170
Goldman Sachs Group, Inc. 2.625% 2021	12,500	12,411
Goldman Sachs Group, Inc. 2.875% 2021	22,151	22,256
Goldman Sachs Group, Inc. 3.75% 2025	7,654	7,677
Goldman Sachs Group, Inc. 3.50% 2026	25,525	25,053
HSBC Bank PLC 1.50% 2018[3]	12,650	12,580
HSBC Holdings PLC 4.125% 2020[3]	9,453	9,919
HSBC Holdings PLC 2.65% 2022	27,500	26,901
HSBC Holdings PLC 4.375% 2026	6,675	6,728
HSBK (Europe) BV 7.25% 2021[3]	3,710	3,989
Icahn Enterprises Finance Corp. 3.50% 2017	2,100	2,105
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,759
Intesa Sanpaolo SpA 3.875% 2019	7,000	7,126
Intesa Sanpaolo SpA 5.017% 2024[3]	29,060	26,868
Intesa Sanpaolo SpA 5.71% 2026[3]	9,000	8,592
iStar Financial Inc. 4.00% 2017	775	781
iStar Financial Inc., Series B, 9.00% 2017	3,175	3,274
JPMorgan Chase & Co. 2.25% 2020	21,945	21,889
JPMorgan Chase & Co. 2.55% 2020	30,730	30,700
JPMorgan Chase & Co. 2.295% 2021	3,100	3,042
JPMorgan Chase & Co. 2.40% 2021	17,500	17,335
JPMorgan Chase & Co. 2.55% 2021	26,400	26,307
JPMorgan Chase & Co. 2.70% 2023	20,975	20,517
Keybank National Association 2.50% 2019	13,500	13,639
Leucadia National Corp. 5.50% 2023	4,695	4,974
Lloyds Banking Group PLC 3.10% 2021	4,470	4,526
Lloyds Banking Group PLC 4.50% 2024	17,200	17,468
Lloyds Banking Group PLC 4.582% 2025	13,143	13,213
MetLife Global Funding I 2.30% 2019[3]	8,770	8,831
MetLife Global Funding I 2.00% 2020[3]	12,825	12,679
MetLife Global Funding I 2.50% 2020[3]	7,500	7,501
MetLife Global Funding I 1.95% 2021[3]	8,000	7,775
Metlife, Inc. 3.60% 2024	6,190	6,353
MetLife, Inc. 5.25% 2049	7,755	7,871
Metropolitan Life Global Funding I, 1.75% 2018[3]	7,640	7,643
Metropolitan Life Global Funding I, 3.45% 2026[3]	26,325	26,560
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	16,500	16,041
Mizuho Financial Group, Inc. 2.632% 2021[3]	3,100	3,067
Morgan Stanley 2.125% 2018	3,370	3,384
Morgan Stanley 2.80% 2020	8,000	8,066
Morgan Stanley 2.50% 2021	51,900	51,343
Morgan Stanley 2.625% 2021	69,500	68,675
Morgan Stanley 3.125% 2026	14,510	13,870
Navient Corp. 4.875% 2019	1,325	1,375
Navient Corp. 5.50% 2023	155	151
New York Life Global Funding 1.50% 2019[3]	2,445	2,412
New York Life Global Funding 2.10% 2019[3]	17,000	17,072
New York Life Global Funding 1.95% 2020[3]	2,190	2,174
New York Life Global Funding 1.70% 2021[3]	50,000	48,203
The Bond Fund of America — Page 4 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
NN Group NV, 4.50% 2049	€9,850	$10,388
Nordea Bank AB 2.50% 2020[3]	$2,745	2,746
Northern Trust Corp. 5.85% 2017[3]	1,050	1,088
PNC Bank 2.40% 2019	22,433	22,638
PNC Bank 2.30% 2020	12,500	12,492
PNC Bank 2.60% 2020	1,775	1,790
PNC Financial Services Group, Inc. 2.854% 2022	9,189	9,117
PNC Funding Corp. 3.30% 2022	8,000	8,222
PNC Preferred Funding Trust I, junior subordinated 2.613% (undated)[3,4]	6,000	5,790
Prudential Financial, Inc. 3.50% 2024	4,900	5,004
QBE Insurance Group Ltd. 2.40% 2018[3]	18,590	18,623
Rabobank Nederland 2.25% 2019	13,000	13,069
Rabobank Nederland 2.50% 2021	8,500	8,497
Rabobank Nederland 4.625% 2023	11,935	12,562
Rabobank Nederland 4.375% 2025	11,600	11,909
Royal Bank of Scotland PLC 4.80% 2026	5,250	5,259
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,052
Skandinaviska Enskilda Banken AB 2.625% 2021	39,275	39,305
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,024
Standard Chartered PLC 2.10% 2019[3]	1,500	1,483
Svenska Handelsbanken AB 1.875% 2021	8,920	8,649
Toronto-Dominion Bank 1.45% 2018	10,000	9,954
UBS Group AG 2.95% 2020[3]	13,500	13,508
UBS Group AG 2.65% 2022[3]	3,100	3,013
UBS Group AG 4.125% 2025[3]	8,200	8,332
Unum Group 5.625% 2020	345	376
Unum Group 3.00% 2021	2,085	2,079
Unum Group 3.875% 2025	3,190	3,119
VEB Finance Ltd. 6.902% 2020[3]	9,100	9,858
VEB Finance Ltd. 6.80% 2025[3]	500	535
Wells Fargo & Co. 2.55% 2020	23,655	23,676
Wells Fargo & Co. 2.10% 2021	40,600	39,495
Wells Fargo & Co. 2.50% 2021	13,500	13,397
Wells Fargo & Co. 3.00% 2026	18,960	18,049
		1,985,313
Health care 5.33%
Abbott Laboratories 2.35% 2019	16,700	16,723
Abbott Laboratories 2.90% 2021	64,235	64,155
Abbott Laboratories 3.40% 2023	23,710	23,629
Abbott Laboratories 3.75% 2026	87,330	86,857
Abbott Laboratories 4.75% 2036	18,430	18,766
Abbott Laboratories 4.90% 2046	49,570	50,976
AbbVie Inc. 1.80% 2018	6,400	6,406
AbbVie Inc. 2.50% 2020	12,585	12,591
AbbVie Inc. 2.30% 2021	23,935	23,455
AbbVie Inc. 2.90% 2022	12,310	12,161
AbbVie Inc. 3.20% 2022	2,140	2,142
AbbVie Inc. 2.85% 2023	8,170	7,928
AbbVie Inc. 3.60% 2025	17,825	17,664
AbbVie Inc. 3.20% 2026	40,525	38,577
AbbVie Inc. 4.50% 2035	12,465	12,266
AbbVie Inc. 4.45% 2046	24,375	23,387
Aetna Inc. 1.70% 2018	27,770	27,750
The Bond Fund of America — Page 5 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Aetna Inc. 1.90% 2019	$31,775	$31,713
Aetna Inc. 2.40% 2021	39,705	39,531
Aetna Inc. 2.80% 2023	5,770	5,685
Aetna Inc. 3.20% 2026	44,220	43,769
Aetna Inc. 4.25% 2036	11,635	11,685
Aetna Inc. 4.375% 2046	7,100	7,144
Allergan PLC 2.35% 2018	14,250	14,335
Allergan PLC 3.00% 2020	30,830	31,265
Allergan PLC 3.45% 2022	12,040	12,223
Allergan PLC 3.80% 2025	44,145	44,218
Allergan PLC 4.55% 2035	14,550	14,424
Allergan PLC 4.75% 2045	42,735	42,035
Amgen Inc. 1.85% 2021	13,235	12,753
Amgen Inc. 4.40% 2045	5,355	5,149
AstraZeneca PLC 3.375% 2025	6,100	6,056
Bayer AG 2.375% 2019[3]	5,150	5,159
Bayer AG 3.375% 2024[3]	4,670	4,646
Becton, Dickinson and Co. 1.80% 2017	3,729	3,738
Becton, Dickinson and Co. 2.675% 2019	5,005	5,079
Becton, Dickinson and Co. 4.685% 2044	2,015	2,096
Biogen Inc. 3.625% 2022	6,860	7,043
Biogen Inc. 5.20% 2045	6,950	7,477
Boston Scientific Corp. 2.85% 2020	10,015	10,167
Boston Scientific Corp. 3.375% 2022	5,000	5,083
Boston Scientific Corp. 3.85% 2025	9,500	9,523
Cardinal Health, Inc. 1.90% 2017	5,650	5,666
Cardinal Health, Inc. 1.70% 2018	2,210	2,208
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,256
Celgene Corp. 3.625% 2024	15,400	15,482
Celgene Corp. 3.875% 2025	6,725	6,824
Celgene Corp. 5.00% 2045	6,400	6,667
Centene Corp. 5.625% 2021	700	738
Centene Corp. 4.75% 2022	6,890	6,993
Centene Corp. 4.75% 2025	3,200	3,132
Community Health Systems Inc. 5.125% 2021	635	591
Concordia Healthcare Corp. 9.00% 2022[3]	2,025	1,724
Concordia Healthcare Corp. 9.50% 2022[3]	6,165	2,219
Concordia Healthcare Corp. 7.00% 2023[3]	2,080	666
DaVita HealthCare Partners Inc. 5.00% 2025	1,015	1,001
Dignity Health 3.125% 2022	4,100	4,020
DJO Finance LLC 10.75% 2020	3,175	2,683
DJO Finco Inc. 8.125% 2021[3]	2,515	2,194
EMD Finance LLC 2.40% 2020[3]	37,585	37,367
EMD Finance LLC 2.95% 2022[3]	21,145	21,059
EMD Finance LLC 3.25% 2025[3]	43,085	42,138
Gilead Sciences, Inc. 1.95% 2022	5,860	5,668
Gilead Sciences, Inc. 2.95% 2027	16,350	15,643
Gilead Sciences, Inc. 4.15% 2047	7,620	7,241
HCA Inc. 5.875% 2022	7,000	7,560
HCA Inc. 5.00% 2024	2,250	2,320
HCA Inc. 5.25% 2025	500	523
HCA Inc. 5.25% 2026	2,100	2,176
HCA Inc. 4.50% 2027	10,625	10,466
Healthsouth Corp. 5.75% 2025	1,490	1,490
The Bond Fund of America — Page 6 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana Inc. 3.85% 2024	$10,950	$11,214
Humana Inc. 4.95% 2044	6,285	6,619
Immucor, Inc. 11.125% 2019	170	161
inVentiv Health, Inc. 9.00% 2018[3]	4,140	4,148
inVentiv Health, Inc. 7.50% 2024[3]	5,125	5,394
Johnson & Johnson 2.45% 2026	1,865	1,783
Kinetic Concepts, Inc. 9.625% 2021[3]	11,500	12,219
Kinetic Concepts, Inc. 12.50% 2021[3]	8,990	9,462
Laboratory Corporation of America Holdings 3.60% 2025	4,800	4,781
Laboratory Corporation of America Holdings 4.70% 2045	9,480	9,382
Mallinckrodt PLC 4.875% 2020[3]	1,630	1,644
Molina Healthcare, Inc. 5.375% 2022	6,065	6,186
Mylan Laboratories Inc. 2.50% 2019[3]	10,500	10,447
Mylan Laboratories Inc. 3.15% 2021[3]	9,500	9,325
Pfizer Inc. 7.20% 2039	1,829	2,643
Quintiles Transnational Corp. 4.875% 2023[3]	380	388
Roche Holdings, Inc. 2.875% 2021[3]	6,500	6,610
Roche Holdings, Inc. 1.75% 2022[3]	19,580	18,811
Roche Holdings, Inc. 2.375% 2027[3]	10,115	9,464
Rotech Healthcare Inc., Term Loan, 13.00% 2020[4,5,6,7,8]	7,264	7,028
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,6,7]	3,483	3,459
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,6,7]	2,715	2,701
Shire PLC 1.90% 2019	34,520	34,089
Shire PLC 2.40% 2021	74,487	71,965
Shire PLC 2.875% 2023	35,065	33,339
Shire PLC 3.20% 2026	53,015	49,574
St. Jude Medical, Inc. 2.80% 2020	9,405	9,459
Tenet Healthcare Corp. 4.375% 2021	600	594
Tenet Healthcare Corp., First Lien, 6.00% 2020	4,505	4,708
Teva Pharmaceutical Finance Company BV 1.40% 2018	23,725	23,537
Teva Pharmaceutical Finance Company BV 1.70% 2019	24,205	23,786
Teva Pharmaceutical Finance Company BV 2.20% 2021	35,915	34,365
Teva Pharmaceutical Finance Company BV 2.80% 2023	16,240	15,378
Teva Pharmaceutical Finance Company BV 3.15% 2026	40,060	36,953
Teva Pharmaceutical Finance Company BV 4.10% 2046	16,090	13,815
Thermo Fisher Scientific Inc. 2.40% 2019	4,261	4,294
Thermo Fisher Scientific Inc. 4.15% 2024	4,005	4,172
Thermo Fisher Scientific Inc. 5.30% 2044	180	202
UnitedHealth Group Inc. 6.00% 2017	17,920	18,290
UnitedHealth Group Inc. 1.90% 2018	7,750	7,785
UnitedHealth Group Inc. 2.70% 2020	6,855	6,957
UnitedHealth Group Inc. 3.35% 2022	5,210	5,366
UnitedHealth Group Inc. 3.75% 2025	12,055	12,477
UnitedHealth Group Inc. 3.45% 2027	20,895	21,230
UnitedHealth Group Inc. 4.625% 2035	1,475	1,608
UnitedHealth Group Inc. 4.75% 2045	2,455	2,706
VPI Escrow Corp. 6.375% 2020[3]	5,655	4,886
VPI Escrow Corp. 7.50% 2021[3]	3,000	2,554
VRX Escrow Corp. 6.125% 2025[3]	5,000	3,775
WellPoint, Inc. 2.30% 2018	6,680	6,725
WellPoint, Inc. 2.25% 2019	18,500	18,466
Zimmer Holdings, Inc. 2.00% 2018	4,010	4,016
Zimmer Holdings, Inc. 2.70% 2020	11,340	11,343
The Bond Fund of America — Page 7 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 3.15% 2022	$13,976	$13,940
Zimmer Holdings, Inc. 3.55% 2025	12,520	12,200
		1,703,567
Energy 4.69%
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,6,7]	2,448	306
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,6,7]	3,450	1,915
American Energy (Permian Basin) 7.125% 2020[3]	2,820	2,425
Anadarko Petroleum Corp. 4.85% 2021	29,065	31,169
Anadarko Petroleum Corp. 5.55% 2026	24,440	27,368
Anadarko Petroleum Corp. 6.45% 2036	685	816
Anadarko Petroleum Corp. 6.20% 2040	635	728
Anadarko Petroleum Corp. 6.60% 2046	12,290	15,185
APT Pipelines Ltd. 4.20% 2025[3]	2,975	2,967
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[3]	5,030	5,055
Boardwalk Pipeline Partners, LP 3.375% 2023	2,155	2,052
Boardwalk Pipeline Partners, LP 4.95% 2024	5,555	5,706
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,323
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,775
Cenovus Energy Inc. 3.00% 2022	19,115	18,483
Cenovus Energy Inc. 3.80% 2023	8,285	8,090
Cheniere Energy, Inc. 7.00% 2024[3]	2,785	3,029
Cheniere Energy, Inc. 5.875% 2025[3]	3,175	3,251
Chesapeake Energy Corp. 4.13% 2019[4]	1,675	1,692
Chesapeake Energy Corp. 4.875% 2022	1,875	1,706
Chesapeake Energy Corp. 8.00% 2025[3]	2,225	2,278
Chevron Corp. 2.10% 2021	14,750	14,620
Chevron Corp. 2.954% 2026	16,075	15,808
Columbia Pipeline Partners LP 2.45% 2018	7,500	7,538
Columbia Pipeline Partners LP 3.30% 2020	1,090	1,111
Columbia Pipeline Partners LP 4.50% 2025	1,360	1,429
Columbia Pipeline Partners LP 5.80% 2045	2,135	2,460
Concho Resources Inc. 4.375% 2025	2,650	2,658
ConocoPhillips 4.20% 2021	2,300	2,443
ConocoPhillips 4.95% 2026	30,605	33,805
ConocoPhillips 5.95% 2046	2,745	3,403
CONSOL Energy Inc. 5.875% 2022	4,325	4,260
DCP Midstream Operating LP 4.95% 2022	1,495	1,540
Devon Energy Corp. 3.25% 2022	7,355	7,310
Devon Energy Corp. 5.85% 2025	12,085	13,737
Devon Energy Corp. 5.00% 2045	3,925	3,863
Diamond Offshore Drilling, Inc. 4.875% 2043	31,800	22,747
Ecopetrol SA 5.875% 2023	8,600	9,125
Ecopetrol SA 5.375% 2026	6,095	6,080
Ecopetrol SA 5.875% 2045	2,545	2,212
Enbridge Energy Partners, LP 9.875% 2019	15,755	17,907
Enbridge Energy Partners, LP 4.375% 2020	18,415	19,227
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,598
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,349
Enbridge Energy Partners, LP 5.875% 2025	35,865	40,005
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,481
Enbridge Energy Partners, LP 7.375% 2045	45,040	55,959
Enbridge Energy Partners, LP, Series B, 6.50% 2018	20,820	21,912
Enbridge Inc. 5.60% 2017	17,750	17,933
The Bond Fund of America — Page 8 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Inc. 4.00% 2023	$26,745	$27,162
Enbridge Inc. 3.50% 2024	9,715	9,466
Enbridge Inc. 4.25% 2026	9,515	9,747
Enbridge Inc. 5.50% 2046	19,080	20,546
Energy Transfer Partners, LP 4.15% 2020	3,000	3,107
Energy Transfer Partners, LP 5.875% 2024	1,375	1,427
Energy Transfer Partners, LP 4.75% 2026	12,100	12,516
Energy Transfer Partners, LP 5.50% 2027	1,315	1,289
Energy Transfer Partners, LP 6.125% 2045	22,270	23,735
EnLink Midstream Partners, LP 2.70% 2019	9,060	9,069
EnLink Midstream Partners, LP 4.40% 2024	5,870	5,835
EnLink Midstream Partners, LP 4.15% 2025	17,190	16,694
EnLink Midstream Partners, LP 4.85% 2026	2,710	2,735
EnLink Midstream Partners, LP 5.05% 2045	2,535	2,302
Ensco PLC 5.20% 2025	1,860	1,616
Ensco PLC 5.75% 2044	2,380	1,737
Enterprise Products Operating LLC 3.95% 2027	3,000	3,075
Enterprise Products Operating LLC 4.85% 2044	1,775	1,795
Enterprise Products Operating LLC 4.90% 2046	3,000	3,086
Exxon Mobil Corp. 1.708% 2019	7,900	7,918
Exxon Mobil Corp. 2.222% 2021	17,800	17,806
Exxon Mobil Corp. 3.043% 2026	5,450	5,441
Exxon Mobil Corp. 4.114% 2046	885	907
Gazprom OJSC 6.51% 2022[3]	8,350	9,244
Genesis Energy, LP 6.75% 2022	1,225	1,279
Halliburton Co. 3.80% 2025	17,045	17,324
Halliburton Co. 5.00% 2045	16,465	17,892
Jupiter Resources Inc. 8.50% 2022[3]	1,000	867
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,343
Kinder Morgan Energy Partners, LP 6.85% 2020	12,840	14,315
Kinder Morgan Energy Partners, LP 3.50% 2021	955	970
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,131
Kinder Morgan Energy Partners, LP 4.15% 2024	2,790	2,840
Kinder Morgan Energy Partners, LP 4.25% 2024	9,700	9,930
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,730
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,203
Kinder Morgan Energy Partners, LP 5.40% 2044	4,500	4,493
Kinder Morgan Energy Partners, LP 5.50% 2044	1,100	1,123
Kinder Morgan Finance Co. 5.05% 2046	14,272	14,155
Kinder Morgan, Inc. 3.05% 2019	6,810	6,909
Kinder Morgan, Inc. 4.30% 2025	28,090	28,934
Kinder Morgan, Inc. 5.30% 2034	5,825	5,920
Kinder Morgan, Inc. 5.55% 2045	19,900	20,968
NGL Energy Partners LP 6.875% 2021	2,455	2,523
NGPL PipeCo LLC 9.625% 2019[3]	2,015	2,121
Noble Corp. PLC 5.25% 2018	400	400
Noble Corp. PLC 7.20% 2025	2,425	2,286
Noble Corp. PLC 8.20% 2045	4,155	3,480
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,7]	4,186	1,915
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,7]	8,934	2,457
Petrobras Global Finance Co. 3.25% 2019	€3,470	3,742
Petrobras Global Finance Co. 8.375% 2021	$4,750	5,130
Petrobras Global Finance Co. 4.375% 2023	3,670	3,216
Petrobras Global Finance Co. 6.25% 2024	410	394
The Bond Fund of America — Page 9 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 6.85% 2115	$1,910	$1,557
Petrobras International Finance Co. 5.75% 2020	825	837
Petróleos Mexicanos 5.50% 2021	9,850	10,145
Petróleos Mexicanos 6.375% 2021[3]	3,800	4,056
Petróleos Mexicanos 5.375% 2022[3]	9,830	10,078
Petróleos Mexicanos 3.50% 2023	5,000	4,602
Petróleos Mexicanos 4.625% 2023[3]	14,100	13,752
Petróleos Mexicanos 4.50% 2026	6,725	6,143
Petróleos Mexicanos 6.875% 2026[3]	9,460	10,004
Petróleos Mexicanos 6.875% 2026	5,000	5,287
Petróleos Mexicanos 7.47% 2026	MXN200,000	7,963
Petróleos Mexicanos 6.50% 2027[3]	$18,515	19,121
Petróleos Mexicanos 5.50% 2044	8,054	6,743
Petróleos Mexicanos 5.625% 2046	6,675	5,565
Petróleos Mexicanos 6.75% 2047[3]	35,102	33,252
Phillips 66 Partners LP 3.605% 2025	2,570	2,518
Phillips 66 Partners LP 3.55% 2026	16,130	15,619
Phillips 66 Partners LP 4.68% 2045	205	191
Phillips 66 Partners LP 4.90% 2046	2,765	2,660
Pioneer Natural Resources Co. 3.45% 2021	1,860	1,901
Pioneer Natural Resources Co. 4.45% 2026	1,555	1,651
Plains All American Pipeline, LP 4.50% 2026	4,750	4,821
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,7]	4,247	4,077
QGOG Constellation SA 6.25% 2019[3]	2,775	1,845
Range Resources Corp. 4.875% 2025	3,000	2,921
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,7]	2,350	2,479
Ras Laffan Liquefied Natural Gas III 6.332% 2027[7]	1,000	1,152
Royal Dutch Shell PLC 1.375% 2019	27,000	26,619
Royal Dutch Shell PLC 1.75% 2021	36,850	35,800
Royal Dutch Shell PLC 2.50% 2026	3,190	2,992
Royal Dutch Shell PLC 3.75% 2046	14,475	13,325
Sabine Pass Liquefaction, LLC 5.625% 2021	925	994
Sabine Pass Liquefaction, LLC 5.75% 2024	1,100	1,185
Sabine Pass Liquefaction, LLC 5.625% 2025	5,015	5,385
Sabine Pass Liquefaction, LLC 5.00% 2027[3]	13,900	14,074
Schlumberger BV 3.00% 2020[3]	8,720	8,902
Schlumberger BV 3.625% 2022[3]	11,425	11,838
Schlumberger BV 4.00% 2025[3]	19,380	20,305
Seven Generations Energy Ltd. 6.75% 2023[3]	1,000	1,070
Shell International Finance BV 1.875% 2021	35,750	34,944
Shell International Finance BV 2.875% 2026	10,000	9,665
Shell International Finance BV 4.00% 2046	7,850	7,510
SM Energy Co. 5.625% 2025	475	461
Southwestern Energy Co. 4.10% 2022	3,125	2,968
Southwestern Energy Co. 6.70% 2025	15,330	15,752
Spectra Energy Partners, LP 3.375% 2026	3,980	3,809
Spectra Energy Partners, LP 4.50% 2045	640	610
Sunoco LP 6.25% 2021	1,515	1,547
Tallgrass Energy Partners, LP 5.50% 2024[3]	2,800	2,793
Targa Resources Corp. 4.125% 2019	2,775	2,824
Targa Resources Corp. 5.125% 2025[3]	1,675	1,669
Targa Resources Partners LP 6.75% 2024	500	539
Targa Resources Partners LP 5.375% 2027[3]	1,675	1,667
TC PipeLines, LP 4.375% 2025	9,030	9,107
The Bond Fund of America — Page 10 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Teekay Corp. 8.50% 2020	$11,920	$11,384
Tesoro Corp. 4.75% 2023[3]	2,150	2,165
Tesoro Corp. 5.125% 2026[3]	7,850	7,954
Tesoro Logistics LP 5.50% 2019	1,115	1,185
Tesoro Logistics LP 6.125% 2021	700	737
Tesoro Logistics LP 6.375% 2024	990	1,064
Tesoro Logistics LP 5.25% 2025	4,350	4,459
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,027
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	5,470	5,538
Transocean Inc. 8.125% 2021	1,865	1,874
Transocean Inc. 5.55% 2022	5,135	4,532
Transocean Inc. 9.00% 2023[3]	5,575	5,742
Transportadora de Gas Peru SA 4.25% 2028[3,7]	2,535	2,510
Valero Energy Partners LP 4.375% 2026	7,945	8,054
Weatherford International PLC 4.50% 2022	2,165	1,889
Weatherford International PLC 8.25% 2023	1,275	1,300
Weatherford International PLC 9.875% 2024[3]	475	507
Weatherford International PLC 6.50% 2036	800	646
Weatherford International PLC 6.75% 2040	2,735	2,202
Western Gas Partners LP 2.60% 2018	515	516
Western Gas Partners LP 4.00% 2022	2,460	2,501
Western Gas Partners LP 3.95% 2025	4,415	4,355
Western Gas Partners LP 4.65% 2026	3,655	3,786
Western Gas Partners LP 5.45% 2044	4,200	4,334
Williams Companies, Inc. 3.70% 2023	1,680	1,630
Williams Partners LP 5.25% 2020	4,125	4,408
Williams Partners LP 3.60% 2022	20,250	20,361
Williams Partners LP 4.50% 2023	3,975	4,085
Williams Partners LP 4.30% 2024	22,380	22,609
Williams Partners LP 3.90% 2025	4,530	4,445
Williams Partners LP 4.00% 2025	21,435	21,205
Williams Partners LP 5.40% 2044	8,000	7,767
Williams Partners LP 4.90% 2045	1,585	1,468
Williams Partners LP 5.10% 2045	15,923	15,162
Woodside Finance Ltd. 4.60% 2021[3]	9,565	10,058
Woodside Petroleum Ltd. 3.65% 2025[3]	4,700	4,594
YPF SA 8.50% 2025[3]	7,700	7,827
YPF SA 8.50% 2025	600	610
		1,500,868
Consumer discretionary 3.44%
21st Century Fox America, Inc. 4.95% 2045	415	427
21st Century Fox America, Inc. 4.75% 2046[3]	4,600	4,623
Amazon.com, Inc. 3.80% 2024	8,775	9,225
Amazon.com, Inc. 4.95% 2044	4,750	5,428
American Honda Finance Corp. 1.20% 2019	13,500	13,259
American Honda Finance Corp. 2.25% 2019	13,500	13,630
American Honda Finance Corp. 1.65% 2021	10,625	10,230
American Honda Finance Corp. 1.70% 2021	24,500	23,637
American Honda Finance Corp. 2.30% 2026	415	387
Bayerische Motoren Werke AG 1.45% 2019[3]	14,700	14,526
Bayerische Motoren Werke AG 1.85% 2021[3]	25,100	24,230
Bayerische Motoren Werke AG 2.00% 2021[3]	24,500	24,038
Bayerische Motoren Werke AG 2.25% 2023[3]	18,900	18,109
The Bond Fund of America — Page 11 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cablevision Systems Corp. 6.75% 2021	$2,000	$2,155
CBS Corp. 1.95% 2017	2,000	2,007
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,125	6,250
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	22,290	23,298
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	17,490	18,442
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	1,975	2,049
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035	7,875	9,005
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	11,600	13,434
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	4,250	4,263
Comcast Corp. 2.35% 2027	11,635	10,751
Cumulus Media Holdings Inc. 7.75% 2019	2,445	1,013
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,6,7]	3,000	1,975
Daimler Finance NA LLC 2.70% 2020[3]	3,500	3,520
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	13,080	13,081
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	13,450	13,469
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	7,700	7,758
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	26,000	25,579
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	2,315	2,304
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	21,050	20,434
DaimlerChrysler North America Holding Corp. 2.20% 2021[3]	20,275	19,807
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	26,250	26,405
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	2,000	1,980
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,517
DISH DBS Corp. 4.25% 2018	1,200	1,233
Dollar General Corp. 4.125% 2017	938	952
Dollar General Corp. 1.875% 2018	1,817	1,820
Ford Motor Co. 4.346% 2026	24,855	25,129
Ford Motor Co. 4.75% 2043	2,500	2,378
Ford Motor Co. 5.291% 2046	12,500	12,686
Ford Motor Credit Co. 2.145% 2018	11,615	11,633
Ford Motor Credit Co. 2.375% 2018	7,440	7,474
Ford Motor Credit Co. 2.375% 2019	22,325	22,315
Ford Motor Credit Co. 2.597% 2019	21,820	21,792
Ford Motor Credit Co. 2.459% 2020	8,040	7,938
Ford Motor Credit Co. 3.157% 2020	31,000	31,234
Ford Motor Credit Co. 3.20% 2021	5,600	5,609
Ford Motor Credit Co. 3.336% 2021	4,500	4,532
Ford Motor Credit Co. 3.096% 2023	2,000	1,932
Ford Motor Credit Co. 4.389% 2026	13,000	13,182
General Motors Co. 5.00% 2035	2,000	1,953
General Motors Co. 6.60% 2036	490	561
General Motors Co. 6.75% 2046	1,210	1,421
General Motors Financial Co. 2.40% 2019	21,800	21,746
General Motors Financial Co. 3.10% 2019	6,000	6,065
General Motors Financial Co. 3.50% 2019	3,715	3,783
General Motors Financial Co. 3.20% 2021	28,400	28,167
General Motors Financial Co. 4.20% 2021	4,500	4,631
General Motors Financial Co. 4.375% 2021	9,100	9,441
General Motors Financial Co. 3.45% 2022	18,855	18,650
General Motors Financial Co. 3.70% 2023	11,250	11,073
General Motors Financial Co. 4.30% 2025	7,085	7,032
General Motors Financial Co. 4.00% 2026	13,765	13,251
Grupo Televisa, SAB 6.625% 2040	5,200	5,474
Grupo Televisa, SAB 7.25% 2043	MXN25,290	912
The Bond Fund of America — Page 12 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hilton Worldwide Holdings Inc. 4.25% 2024[3]	$4,275	$4,168
Home Depot, Inc. 2.125% 2026	4,815	4,440
Home Depot, Inc. 4.25% 2046	1,200	1,260
Hyundai Capital America 2.00% 2019[3]	7,605	7,547
Hyundai Capital America 3.00% 2020[3]	2,000	2,000
Hyundai Capital America 2.45% 2021[3]	18,000	17,592
Hyundai Capital Services Inc. 1.625% 2019[3]	6,150	6,053
Limited Brands, Inc. 6.875% 2035	1,150	1,179
Lowe’s Companies, Inc. 2.50% 2026	6,000	5,696
McClatchy Co. 9.00% 2022	1,000	1,070
McDonald’s Corp. 3.70% 2026	10,850	11,052
McDonald’s Corp. 4.70% 2035	3,750	3,973
McDonald’s Corp. 4.875% 2045	12,000	12,878
NBC Universal Enterprise, Inc. 1.565% 2018[3,4]	10,425	10,491
NBC Universal Enterprise, Inc. 5.25% 2049[3]	17,895	18,834
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	675	505
Newell Rubbermaid Inc. 2.60% 2019	6,450	6,523
Newell Rubbermaid Inc. 3.15% 2021	27,255	27,741
Newell Rubbermaid Inc. 3.85% 2023	16,875	17,510
Newell Rubbermaid Inc. 4.20% 2026	24,595	25,666
Newell Rubbermaid Inc. 5.50% 2046	20,470	23,509
Nissan Motor Co., Ltd. 1.55% 2019[3]	12,420	12,232
RCI Banque 3.50% 2018[3]	13,500	13,744
Schaeffler Verwaltungs 4.75% 2026[3,8]	5,215	5,046
Seminole Tribe of Florida 7.804% 2020[3,7]	3,192	3,192
Sotheby’s Holdings, Inc. 5.25% 2022[3]	775	765
Starbucks Corp. 2.10% 2021	725	723
Starbucks Corp. 2.70% 2022	1,500	1,507
Starbucks Corp. 4.30% 2045	1,750	1,839
Thomson Reuters Corp. 1.30% 2017	1,890	1,890
Thomson Reuters Corp. 1.65% 2017	16,600	16,621
Thomson Reuters Corp. 6.50% 2018	21,175	22,621
Thomson Reuters Corp. 4.30% 2023	8,805	9,215
Thomson Reuters Corp. 3.35% 2026	6,000	5,832
Thomson Reuters Corp. 5.65% 2043	1,905	2,102
TI Automotive Ltd. 8.75% 2023[3]	855	898
Time Warner Cable Inc. 6.75% 2018	11,650	12,440
Time Warner Cable Inc. 4.50% 2042	2,000	1,815
Time Warner Inc. 3.80% 2027	4,535	4,505
Time Warner Inc. 6.20% 2040	6,450	7,458
Toyota Motor Credit Corp. 2.15% 2020	14,500	14,471
Toyota Motor Credit Corp. 2.25% 2023	16,615	16,013
Under Armour, Inc. 3.25% 2026	4,780	4,517
Volkswagen Group of America Finance, LLC 1.65% 2018[3]	10,500	10,445
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	5,000	4,949
Volkswagen International Finance NV 2.125% 2018[3]	1,500	1,500
Walt Disney Co. 1.85% 2026	5,300	4,775
WPP Finance 2010 3.75% 2024	3,000	3,021
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	1,075	1,028
Wynn Macau, Ltd. 5.25% 2021[3]	2,900	2,936
		1,099,031
The Bond Fund of America — Page 13 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 2.59%	Principal amount (000)	Value (000)
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	$1,055	$1,170
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	5,610	5,596
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,840
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	1,000	1,226
AES Corp. 5.50% 2025	1,275	1,281
American Electric Power Co., Inc. 1.65% 2017	7,180	7,183
American Electric Power Co., Inc. 2.75% 2026	7,183	6,782
Berkshire Hathaway Energy Co. 2.40% 2020	6,964	6,984
CenterPoint Energy, Inc. 2.25% 2022	3,132	3,062
CenterPoint Energy, Inc. 2.40% 2026	3,220	3,021
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	14,460
CMS Energy Corp. 8.75% 2019	4,352	5,026
CMS Energy Corp. 5.05% 2022	21,169	23,194
CMS Energy Corp. 3.875% 2024	1,205	1,254
CMS Energy Corp. 3.00% 2026	12,250	11,796
CMS Energy Corp. 2.95% 2027	6,100	5,793
Colbun SA 6.00% 2020[3]	2,400	2,595
Colbun SA 4.50% 2024[3]	2,450	2,477
Comision Federal de Electricidad 4.875% 2024[3]	2,500	2,497
Comision Federal de Electricidad 4.75% 2027[3]	5,230	5,034
Commonwealth Edison Company 2.55% 2026	2,825	2,691
Consolidated Edison Company of New York, Inc. 3.85% 2046	1,200	1,145
Consumers Energy Co. 5.65% 2020	2,029	2,234
Dominion Resources, Inc. 1.875% 2018[3]	14,700	14,679
Dominion Resources, Inc. 1.60% 2019	3,210	3,162
Dominion Resources, Inc. 2.962% 2019	2,550	2,582
Dominion Resources, Inc. 4.104% 2021	23,809	24,805
Duke Energy Carolinas, Inc. 2.50% 2023	8,900	8,819
Duke Energy Corp. 1.80% 2021	12,776	12,309
Duke Energy Corp. 2.65% 2026	19,363	18,082
Duke Energy Corp. 3.75% 2046	8,970	8,092
E.ON International Finance BV 5.80% 2018[3]	15,000	15,735
EDP Finance BV 4.125% 2020[3]	28,600	29,304
EDP Finance BV 5.25% 2021[3]	7,000	7,411
Electricité de France SA 4.95% 2045[3]	9,600	9,717
Electricité de France SA 4.875% 2044[3]	1,000	1,002
Electricité de France SA 5.25% 2049[3]	4,750	4,483
Electricité de France SA 6.00% 2114	£300	514
Emera Inc. 6.75% 2076	$14,811	15,922
Emera US Finance LP 2.15% 2019[3]	7,180	7,169
Emera US Finance LP 2.70% 2021[3]	5,950	5,890
Emera US Finance LP 3.55% 2026[3]	10,045	9,880
Emera US Finance LP 4.75% 2046[3]	4,000	4,042
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,503
Enel Finance International SA 6.00% 2039[3]	2,210	2,473
Enel Società per Azioni 8.75% 2073[3]	9,500	10,783
Entergy Corp. 5.59% 2024	611	709
Entergy Corp. 2.40% 2026	6,195	5,779
Entergy Corp. 2.95% 2026	12,315	11,526
Entergy Corp. 4.44% 2026	3	3
Entergy Louisiana, LLC 3.30% 2022	2	2
Eversource Energy 2.50% 2021	10,002	9,932
Eversource Energy 2.375% 2022	1,282	1,259
Exelon Corp. 2.45% 2021	4,080	4,032
The Bond Fund of America — Page 14 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Exelon Corp. 3.95% 2025	$5,000	$5,143
Exelon Corp. 3.40% 2026	1,000	982
Exelon Corp. 4.45% 2046	6,950	6,817
FirstEnergy Corp. 7.375% 2031	13,036	16,813
FirstEnergy Corp., Series B, 4.25% 2023	17,403	17,997
Fortis Inc 3.055% 2026[3]	7,550	7,065
Iberdrola Finance Ireland 5.00% 2019[3]	4,000	4,270
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	7,281
MidAmerican Energy Holdings Co. 5.75% 2018	15,700	16,495
MidAmerican Energy Holdings Co. 3.75% 2023	5,350	5,597
Mississippi Power Co. 4.25% 2042	7,618	6,602
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	17,685	20,396
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	2,800	2,781
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,594	6,219
New York State Electric & Gas Corp. 3.25% 2026[3]	7,200	7,167
NextEra Energy, Inc. 1.649% 2018	6,360	6,341
Niagara Mohawk Power Corp. 3.508% 2024[3]	8,470	8,626
Niagara Mohawk Power Corp. 4.278% 2034[3]	3,000	3,054
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	1,252	1,224
NRG Energy, Inc. 6.25% 2022	2,255	2,272
NRG Energy, Inc. 7.25% 2026[3]	2,850	2,850
NRG Energy, Inc. 6.625% 2027[3]	5,300	5,035
NV Energy, Inc 6.25% 2020	11,400	12,930
Ohio Power Co., Series G, 6.60% 2033	2,090	2,573
Ohio Power Co., Series D, 6.60% 2033	353	432
Pacific Gas and Electric Co. 3.25% 2021	2,158	2,219
Pacific Gas and Electric Co. 3.25% 2023	14,072	14,361
Pacific Gas and Electric Co. 3.85% 2023	92	97
Pacific Gas and Electric Co. 3.40% 2024	2,000	2,045
Pacific Gas and Electric Co. 3.75% 2024	301	314
Pacific Gas and Electric Co. 3.75% 2042	559	526
Pacific Gas and Electric Co. 4.00% 2046	5,000	4,942
Pacific Gas and Electric Co. 4.25% 2046	3,938	4,010
PacifiCorp. 3.35% 2025	5,900	5,986
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,307
PG&E Corp. 2.40% 2019	4,945	4,965
Progress Energy, Inc. 7.05% 2019	3,100	3,427
Progress Energy, Inc. 7.00% 2031	4,000	5,189
Progress Energy, Inc. 7.75% 2031	4,000	5,507
Public Service Co. of Colorado 5.80% 2018	9,606	10,212
Public Service Co. of Colorado 2.25% 2022	870	856
Public Service Electric and Gas Co., 1.90% 2021	2,035	1,998
Public Service Enterprise Group Inc. 1.60% 2019	9,650	9,517
Public Service Enterprise Group Inc. 2.00% 2021	13,009	12,598
Puget Energy, Inc. 6.50% 2020	12,086	13,627
Puget Energy, Inc. 6.00% 2021	8,500	9,521
Puget Energy, Inc. 5.625% 2022	20,391	22,583
Puget Energy, Inc. 3.65% 2025	884	872
Sierra Pacific Power Co. 2.60% 2026	6,448	6,168
Southern California Edison Co. 1.845% 2022[7]	9,173	9,022
Southern Co. 2.15% 2019	9,325	9,328
Southern Co. 2.35% 2021	14,650	14,400
Southern Co. 4.40% 2046	6,000	5,947
Southern Co. 5.50% 2057	5,915	5,981
The Bond Fund of America — Page 15 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Talen Energy Corp. 4.625% 2019[3]	$1,400	$1,334
Tampa Electric Co. 2.60% 2022	901	887
Teco Finance, Inc. 1.476% 2018[4]	680	679
Teco Finance, Inc. 5.15% 2020	10,153	10,783
TEX Operations Co. LLC, Term Loan B, 5.00% 2023[4,6,7]	1,038	1,048
TEX Operations Co. LLC, Term Loan C, 5.00% 2023[4,6,7]	237	239
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,7]	522	534
Virginia Electric and Power Co. 1.20% 2018	5,000	4,980
Virginia Electric and Power Co. 2.95% 2022	5,482	5,558
Virginia Electric and Power Co. 2.95% 2026	9,645	9,381
Virginia Electric and Power Co. 3.15% 2026	2,000	1,987
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,244
Xcel Energy Inc. 4.70% 2020	15,451	16,434
Xcel Energy Inc. 2.40% 2021	14,867	14,786
Xcel Energy Inc. 2.60% 2022	3,645	3,631
Xcel Energy Inc. 3.30% 2025	3,099	3,101
Xcel Energy Inc. 3.35% 2026	4,305	4,311
Xcel Energy Inc. 6.50% 2036	5,000	6,296
		828,641
Consumer staples 2.04%
Altria Group, Inc. 2.625% 2020	15,195	15,371
Altria Group, Inc. 2.95% 2023	6,500	6,498
Altria Group, Inc. 4.00% 2024	3,600	3,805
Altria Group, Inc. 2.625% 2026	4,420	4,188
Altria Group, Inc. 4.50% 2043	3,500	3,564
Altria Group, Inc. 5.375% 2044	3,105	3,594
Altria Group, Inc. 3.875% 2046	20,845	19,279
Anheuser-Busch InBev NV 2.65% 2021	9,350	9,402
Anheuser-Busch InBev NV 3.30% 2023	7,725	7,864
Anheuser-Busch InBev NV 3.65% 2026	38,820	39,423
Anheuser-Busch InBev NV 4.90% 2046	3,750	4,042
British American Tobacco International Finance PLC 2.75% 2020[3]	6,200	6,232
British American Tobacco International Finance PLC 3.50% 2022[3]	4,495	4,606
British American Tobacco International Finance PLC 3.95% 2025[3]	6,200	6,419
Coca-Cola Co. 1.55% 2021	22,500	21,857
Coca-Cola Co. 2.25% 2026	13,400	12,616
CVS Health Corp. 1.90% 2018	5,150	5,171
CVS Health Corp. 2.80% 2020	5,150	5,229
CVS Health Corp. 2.125% 2021	13,745	13,519
CVS Health Corp. 3.50% 2022	5,150	5,293
Danone SA 2.947% 2026[3]	6,450	6,147
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,050	3,053
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,673	2,696
Kraft Heinz Co. 3.00% 2026	16,000	15,030
Kraft Heinz Co. 6.50% 2040	2,000	2,441
Kraft Heinz Co. 4.375% 2046	16,815	15,855
Kroger Co. 2.00% 2019	4,430	4,441
Kroger Co. 2.60% 2021	10,500	10,480
Kroger Co. 3.50% 2026	2,235	2,246
Molson Coors Brewing Co. 1.45% 2019	4,980	4,907
Molson Coors Brewing Co. 2.10% 2021	6,705	6,531
Molson Coors Brewing Co. 3.00% 2026	20,210	19,115
Molson Coors Brewing Co. 4.20% 2046	710	663
The Bond Fund of America — Page 16 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Mondelez International, Inc. 1.625% 2019[3]	$27,300	$26,767
PepsiCo, Inc. 1.35% 2019	10,500	10,419
PepsiCo, Inc. 1.70% 2021	2,630	2,557
PepsiCo, Inc. 2.375% 2026	18,300	17,316
PepsiCo, Inc. 3.45% 2046	12,810	11,675
Pernod Ricard SA 2.95% 2017[3]	13,500	13,507
Pernod Ricard SA 4.45% 2022[3]	25,050	26,582
Philip Morris International Inc. 2.75% 2026	14,100	13,551
Philip Morris International Inc. 4.25% 2044	25,195	24,888
Procter & Gamble Co. 1.70% 2021	8,250	8,106
Procter & Gamble Co. 2.45% 2026	6,700	6,419
Reynolds American Inc. 2.30% 2018	4,365	4,394
Reynolds American Inc. 3.25% 2020	12,135	12,437
Reynolds American Inc. 3.25% 2022	19,360	19,303
Reynolds American Inc. 4.00% 2022	4,140	4,331
Reynolds American Inc. 4.85% 2023	3,750	4,074
Reynolds American Inc. 4.45% 2025	20,470	21,622
Reynolds American Inc. 5.70% 2035	750	863
Reynolds American Inc. 4.75% 2042	2,500	2,460
Reynolds American Inc. 6.15% 2043	5,700	6,890
Reynolds American Inc. 5.85% 2045	17,170	20,370
Unilever Capital Corp. 1.375% 2021	16,500	15,843
Walgreens Boots Alliance, Inc. 1.75% 2018	13,300	13,316
Walgreens Boots Alliance, Inc. 2.60% 2021	24,495	24,345
Walgreens Boots Alliance, Inc. 3.10% 2023	4,495	4,467
Walgreens Boots Alliance, Inc. 3.45% 2026	1,615	1,586
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,063
WM. Wrigley Jr. Co 2.90% 2019[3]	2,800	2,849
WM. Wrigley Jr. Co 3.375% 2020[3]	36,879	37,915
		651,492
Real estate 1.80%
Alexandria Real Estate Equities, Inc. 2.75% 2020	4,815	4,804
Alexandria Real Estate Equities, Inc. 3.90% 2023	7,250	7,363
Alexandria Real Estate Equities, Inc. 4.30% 2026	775	797
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	756
American Campus Communities, Inc. 3.35% 2020	19,670	19,998
American Campus Communities, Inc. 3.75% 2023	17,860	18,026
American Campus Communities, Inc. 4.125% 2024	11,095	11,380
American Tower Corp. 3.40% 2019	18,075	18,474
AvalonBay Communities, Inc. 4.20% 2023	5,000	5,285
Boston Properties, Inc. 3.65% 2026	6,025	5,953
Brandywine Operating Partnership, LP 5.70% 2017	25	25
Brandywine Operating Partnership, LP 3.95% 2023	100	100
Communications Sales & Leasing, Inc. 6.00% 2023[3]	1,675	1,734
Corporate Office Properties LP 3.60% 2023	2,834	2,728
Corporate Office Properties LP 5.25% 2024	936	975
Corporate Office Properties LP 5.00% 2025	9,320	9,524
Crown Castle International Corp. 2.25% 2021	7,000	6,773
DCT Industrial Trust Inc. 4.50% 2023	10,030	10,185
DDR Corp. 4.25% 2026	6,285	6,323
Developers Diversified Realty Corp. 7.50% 2017	32,727	33,180
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,260
Developers Diversified Realty Corp. 7.875% 2020	19,859	23,129
The Bond Fund of America — Page 17 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
EPR Properties 4.50% 2025	$8,650	$8,549
EPR Properties 4.75% 2026	13,620	13,494
ERP Operating LP 2.85% 2026	4,900	4,622
Essex Portfolio L.P. 3.625% 2022	4,370	4,472
Essex Portfolio L.P. 3.25% 2023	4,935	4,918
Essex Portfolio L.P. 3.875% 2024	5,500	5,602
Essex Portfolio L.P. 3.50% 2025	4,800	4,730
Essex Portfolio L.P. 3.375% 2026	3,845	3,720
Highwoods Properties, Inc. 3.625% 2023	3,000	2,968
Hospitality Properties Trust 6.70% 2018	28,005	28,716
Hospitality Properties Trust 4.25% 2021	19,750	20,435
Hospitality Properties Trust 5.00% 2022	10,800	11,403
Hospitality Properties Trust 4.50% 2023	15,765	15,724
Hospitality Properties Trust 4.50% 2025	1,825	1,780
Hospitality Properties Trust 5.25% 2026	8,250	8,354
Host Hotels & Resorts LP 3.75% 2023	6,000	5,893
Host Hotels & Resorts LP 4.50% 2026	2,150	2,179
Kimco Realty Corp. 4.30% 2018	10,500	10,713
Kimco Realty Corp. 6.875% 2019	4,000	4,482
Kimco Realty Corp. 3.40% 2022	2,290	2,324
Kimco Realty Corp. 2.70% 2024	13,865	13,272
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,080
Omega Healthcare Investors, Inc. 5.25% 2026	3,800	3,906
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,647
Piedmont Operating Partnership LP 4.45% 2024	3,000	2,989
Prologis, Inc. 3.35% 2021	15,250	15,695
Prologis, Inc. 4.25% 2023	6,390	6,786
Prologis, Inc. 3.75% 2025	5,995	6,146
Scentre Group 2.375% 2019[3]	810	809
Scentre Group 2.375% 2021[3]	11,410	11,222
Scentre Group 3.25% 2025[3]	10,655	10,291
Scentre Group 3.50% 2025[3]	13,070	12,903
Select Income REIT 4.15% 2022	8,710	8,626
Simon Property Group, LP 2.35% 2022	4,485	4,423
Simon Property Group, LP 3.25% 2026	29,395	28,839
Tanger Factory Outlet Centers, Inc. 3.125% 2026	2,500	2,350
UDR, Inc. 3.70% 2020	1,430	1,475
Ventas, Inc. 3.125% 2023	3,000	2,946
Ventas, Inc. 3.25% 2026	3,000	2,848
WEA Finance LLC 2.70% 2019[3]	15,525	15,706
WEA Finance LLC 3.25% 2020[3]	34,845	35,453
WEA Finance LLC 3.75% 2024[3]	20,710	20,942
Weingarten Realty Investors 3.85% 2025	3,000	2,994
Weingarten Realty Investors 3.25% 2026	1,755	1,657
Welltower Inc. 4.25% 2026	3,000	3,111
		573,966
Industrials 1.08%
3M Co. 1.625% 2021	2,200	2,143
3M Co. 2.25% 2026	12,500	11,730
3M Co. 3.125% 2046	1,500	1,337
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,010
AerCap Holdings NV 3.75% 2019	1,850	1,889
AerCap Holdings NV 3.95% 2022	15,700	15,877
The Bond Fund of America — Page 18 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Air Lease Corp. 2.125% 2020	$6,500	$6,404
Air Lease Corp. 3.00% 2023	4,000	3,823
European Aeronautic Defence and Space Company 2.70% 2023[3]	885	871
Allison Transmission Holdings, Inc. 5.00% 2024[3]	300	304
Builders FirstSource, Inc. 5.625% 2024[3]	650	656
Canadian National Railway Co. 3.20% 2046	2,105	1,851
Caterpillar Inc. 1.70% 2021	6,750	6,482
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[4,6,7]	555	454
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[4,6,7]	98	80
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[4,6,7]	569	465
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[4,6,7]	785	642
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	514	519
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	2,314	2,348
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	3,115	3,144
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	40	42
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	5,338	5,586
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[7]	429	438
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021[7]	141	150
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[7]	2,535	2,712
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[7]	6,018	6,496
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[7]	5,355	5,927
Corporate Risk Holdings LLC 9.50% 2019[3]	3,315	3,423
Corporate Risk Holdings LLC 13.50% 2020[3,5,8]	1,141	1,267
DAE Aviation Holdings, Inc. 10.00% 2023[3]	830	878
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024[7]	1,130	1,286
ENA Norte Trust 4.95% 2028[3,7]	2,834	2,947
ERAC USA Finance Co. 2.60% 2021[3]	7,500	7,382
ERAC USA Finance Co. 2.70% 2023[3]	4,725	4,541
ERAC USA Finance Co. 4.20% 2046[3]	4,560	4,176
Euramax International, Inc. 12.00% 2020[3]	2,075	2,251
FedEx Corp. 3.25% 2026	16,100	15,998
FedEx Corp. 4.75% 2045	1,080	1,121
Fortive Corp. 2.35% 2021[3]	3,550	3,503
General Electric Capital Corp. 2.342% 2020	16,841	16,812
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,322
General Electric Corp. 5.25% 2017	4,377	4,535
Hardwoods Acquisition Inc 7.50% 2021[3]	1,400	1,190
HDTFS Inc. 5.875% 2020	1,475	1,449
HDTFS Inc. 5.50% 2024[3]	1,125	989
Honeywell International Inc. 1.85% 2021	20,575	20,101
Honeywell International Inc. 2.50% 2026	14,395	13,650
Lima Metro Line Finance Ltd. 5.875% 2034[3,7]	3,167	3,357
Lockheed Martin Corp. 1.85% 2018	1,100	1,105
Lockheed Martin Corp. 2.50% 2020	6,245	6,299
Lockheed Martin Corp. 3.10% 2023	1,345	1,360
Lockheed Martin Corp. 3.55% 2026	7,350	7,513
Lockheed Martin Corp. 4.50% 2036	715	761
Lockheed Martin Corp. 4.70% 2046	3,935	4,289
LSC Communications, Inc. 8.75% 2023[3]	675	680
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	2,000	1,710
Navios Maritime Holdings Inc. 7.375% 2022[3]	2,000	1,210
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	1,000	762
Norfolk Southern Corp. 3.25% 2021	4,745	4,874
PACCAR Inc. 1.65% 2021	5,050	4,850
The Bond Fund of America — Page 19 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ply Gem Industries, Inc. 6.50% 2022	$1,350	$1,406
R.R. Donnelley & Sons Co. 7.875% 2021	1,475	1,527
R.R. Donnelley & Sons Co. 7.00% 2022	19	19
R.R. Donnelley & Sons Co. 6.50% 2023	850	832
Red de Carreteras de Occidente 9.00% 2028[7]	MXN61,570	2,751
Republic Services, Inc. 3.55% 2022	$500	519
Roper Technologies, Inc. 2.80% 2021	6,585	6,583
Roper Technologies, Inc. 3.80% 2026	11,240	11,333
Siemens AG 1.30% 2019[3]	14,750	14,470
Siemens AG 2.15% 2020[3]	5,000	4,969
Siemens AG 1.70% 2021[3]	13,500	12,966
Siemens AG 2.90% 2022[3]	5,000	5,036
Siemens AG 2.35% 2026[3]	11,500	10,641
Siemens AG 4.40% 2045[3]	2,000	2,108
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	2,000	1,675
Union Pacific Corp. 5.75% 2017	12,250	12,721
United Rentals, Inc. 5.50% 2025	550	563
United Technologies Corp. 1.95% 2021	12,010	11,769
United Technologies Corp. 2.65% 2026	5,040	4,838
United Technologies Corp. 3.75% 2046	5,000	4,761
		344,458
Telecommunication services 1.03%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,146
AT&T Inc. 3.00% 2022	$14,600	14,334
AT&T Inc. 3.40% 2025	12,400	11,957
AT&T Inc. 4.125% 2026	13,200	13,372
AT&T Inc. 8.25% 2031	2,534	3,525
AT&T Inc. 4.50% 2035	8,175	7,911
AT&T Inc. 4.35% 2045	6,932	6,189
AT&T Inc. 4.75% 2046	6,818	6,472
AT&T Inc. 4.50% 2048	4,100	3,711
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	2,950	3,046
Deutsche Telekom International Finance BV 1.50% 2019[3]	18,900	18,599
Deutsche Telekom International Finance BV 1.95% 2021[3]	38,200	36,815
Deutsche Telekom International Finance BV 9.25% 2032	4,994	7,713
Digicel Group Ltd. 6.00% 2021[3]	4,465	4,060
Digicel Group Ltd. 7.125% 2022[3]	1,975	1,542
France Télécom 9.00% 2031	5,053	7,602
Frontier Communications Corp. 11.00% 2025	3,575	3,705
Inmarsat PLC 4.875% 2022[3]	1,575	1,539
Inmarsat PLC 6.50% 2024[3]	975	992
Intelsat Jackson Holding Co. 7.25% 2019	2,450	2,070
Intelsat Jackson Holding Co. 7.25% 2020	2,750	2,145
Ligado Networks, Term Loan, 9.75% 2020[4,6,7,8]	7,680	7,136
MetroPCS Wireless, Inc. 6.25% 2021	2,900	3,023
Orange SA 2.75% 2019	3,230	3,273
SoftBank Corp. 4.50% 2020[3]	3,250	3,339
SoftBank Group Corp. 3.36% 2023[3,7]	44,800	44,893
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,653
TELUS Corp. 2.80% 2027	9,730	9,117
Trilogy International Partners, LLC 13.375% 2019[3]	3,725	3,837
Verizon Communications Inc. 1.75% 2021	6,225	5,973
Verizon Communications Inc. 2.625% 2026	24,300	22,382
The Bond Fund of America — Page 20 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.272% 2036	$13,016	$12,478
Verizon Communications Inc. 3.85% 2042	7,485	6,499
Verizon Communications Inc. 4.125% 2046	20,682	18,756
Verizon Communications Inc. 4.522% 2048	8,538	8,204
Wind Acquisition SA 7.375% 2021[3]	6,150	6,411
Windstream Holdings, Inc. 7.75% 2021	4,275	4,416
Ziggo Bond Finance BV 5.50% 2027[3]	1,400	1,368
		330,203
Information technology 0.87%
Alphabet Inc. 1.998% 2026	8,290	7,607
Analog Devices, Inc. 2.50% 2021	3,635	3,602
Analog Devices, Inc. 3.125% 2023	8,750	8,749
Analog Devices, Inc. 3.50% 2026	6,350	6,281
Apple Inc. 1.55% 2021	16,675	16,117
Apple Inc. 2.25% 2021	13,250	13,249
Apple Inc. 2.45% 2026	5,950	5,583
Apple Inc. 3.85% 2046	5,950	5,704
BMC Software, Inc. 8.125% 2021[3]	7,675	7,210
Camelot Finance SA 7.875% 2024[3]	5,975	6,199
Cisco Systems, Inc. 1.85% 2021	40,175	39,209
Dell Inc. 4.42% 2021[3]	6,410	6,634
Dell Inc. 8.35% 2046[3]	875	1,079
EchoStar Corp. 6.625% 2026[3]	1,500	1,511
First Data Corp. 5.375% 2023[3]	1,350	1,404
Gogo Inc. 12.50% 2022[3]	4,500	4,894
Harris Corp. 1.999% 2018	6,800	6,805
Harris Corp. 2.70% 2020	3,010	3,007
Harris Corp. 3.832% 2025	1,890	1,921
Harris Corp. 4.854% 2035	2,765	2,909
International Business Machines Corp. 3.45% 2026	3,400	3,478
JDA Software Group, Inc. 7.375% 2024[3]	1,400	1,454
Kronos Inc., Term Loan B, 9.25% 2024[4,6,7]	1,475	1,522
Microsoft Corp. 1.55% 2021	25,245	24,479
Microsoft Corp. 2.40% 2026	13,200	12,474
Microsoft Corp. 3.70% 2046	16,225	15,282
Oracle Corp. 1.90% 2021	25,675	25,082
Oracle Corp. 2.80% 2021	5,600	5,706
Oracle Corp. 2.65% 2026	17,000	16,132
Oracle Corp. 4.00% 2046	4,525	4,330
Qorvo, Inc. 7.00% 2025	1,300	1,446
Seagate Technology LLC 4.75% 2023	1,475	1,463
Visa Inc. 3.15% 2025	13,200	13,255
Western Digital Corp. 7.375% 2023[3]	925	1,020
Xerox Corp. 2.95% 2017	2,535	2,543
		279,340
Materials 0.74%
Agrium Inc. 4.125% 2035	4,945	4,541
Air Liquide SA 1.75% 2021[3]	12,560	12,090
Air Liquide SA 2.50% 2026[3]	14,900	14,017
Anglo American Capital PLC 4.125% 2021[3]	725	741
ArcelorMittal 7.75% 2041	4,095	4,382
Ball Corp. 4.375% 2020	550	577
The Bond Fund of America — Page 21 of 43

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
BHP Billiton Finance (USA) Ltd. 3.85% 2023	$3,400	$3,598
BHP Billiton Finance Ltd. 6.25% 2075[3]	7,995	8,688
BHP Billiton Finance Ltd. 6.75% 2075[3]	6,445	7,251
CF Industries, Inc. 4.50% 2026[3]	695	683
CF Industries, Inc. 4.95% 2043	1,520	1,250
Chemours Co. 6.625% 2023	2,360	2,348
Chemours Co. 7.00% 2025	3,055	3,024
Cliffs Natural Resources Inc. 8.00% 2020[3]	100	105
Cliffs Natural Resources Inc. 8.25% 2020[3]	2,650	2,915
Corporación Nacional del Cobre de Chile 3.00% 2022	13,580	13,176
Corporación Nacional del Cobre de Chile 4.50% 2025	3,750	3,816
CRH America, Inc. 3.875% 2025[3]	6,100	6,214
CRH America, Inc. 5.125% 2045[3]	2,000	2,087
Eastman Chemical Co. 3.80% 2025	4,005	4,041
Ecolab Inc. 3.25% 2023	2,260	2,302
Ecolab Inc. 2.70% 2026	5,570	5,306
Ecolab Inc. 3.70% 2046	3,570	3,253
First Quantum Minerals Ltd. 6.75% 2020[3]	1,899	1,904
First Quantum Minerals Ltd. 7.00% 2021[3]	4,549	4,547
First Quantum Minerals Ltd. 7.25% 2022[3]	6,775	6,707
Georgia Gulf Corp. 4.625% 2021	625	642
Georgia-Pacific Corp. 5.40% 2020[3]	2,000	2,199
Glencore Funding LLC 4.00% 2025[3]	5,570	5,468
Glencore Xstrata LLC 4.625% 2024[3]	1,220	1,252
Holcim Ltd. 5.15% 2023[3]	3,315	3,596
Huntsman International LLC 4.875% 2020	1,225	1,276
International Paper Co. 3.65% 2024	8,900	9,003
Monsanto Co. 3.375% 2024	7,400	7,371
Novelis Corp. 5.875% 2026[3]	700	709
Packaging Corp. of America 4.50% 2023	1,585	1,680
Potash Corp. of Saskatchewan Inc. 4.00% 2026	10,000	10,069
Praxair, Inc. 2.25% 2020	8,339	8,318
Rayonier Advanced Materials Inc. 5.50% 2024[3]	700	658
Rio Tinto Finance PLC 3.75% 2025	12,000	12,364
Rio Tinto PLC 4.125% 2042	1,500	1,476
Ryerson Inc. 11.00% 2022[3]	2,905	3,203
Vale Overseas Ltd. 5.875% 2021	15,200	15,960
Vale Overseas Ltd. 4.375% 2022	1,050	1,034
Vale Overseas Ltd. 6.25% 2026	15,258	15,906
Vale Overseas Ltd. 6.875% 2039	4,500	4,399
Xstrata Canada Financial Corp. 4.95% 2021[3]	6,200	6,641
Yara International ASA 7.875% 2019[3]	2,175	2,432
		235,219
Total corporate bonds & notes		9,532,098
Mortgage-backed obligations 18.43% Federal agency mortgage-backed obligations 15.91%
Fannie Mae 3.189% 2017[7]	1,908	1,922
Fannie Mae 10.999% 2020[7]	13	14
Fannie Mae 5.00% 2023[7]	1,006	1,075
Fannie Mae 5.50% 2023[7]	5,422	5,809
Fannie Mae 6.00% 2023[7]	155	167
Fannie Mae 4.50% 2024[7]	3,446	3,657
The Bond Fund of America — Page 22 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2025[7]	$3,887	$4,104
Fannie Mae 4.50% 2025[7]	2,515	2,663
Fannie Mae 4.50% 2025[7]	1,899	2,002
Fannie Mae 6.00% 2026[7]	2,832	3,201
Fannie Mae 2.50% 2027[7]	16,668	16,716
Fannie Mae 2.50% 2027[7]	5,110	5,125
Fannie Mae 2.50% 2027[7]	3,218	3,228
Fannie Mae 2.50% 2027[7]	1,427	1,431
Fannie Mae 2.50% 2027[7]	1,084	1,087
Fannie Mae 2.50% 2027[7]	1,054	1,057
Fannie Mae 2.50% 2027[7]	831	833
Fannie Mae 2.50% 2027[7]	605	607
Fannie Mae 2.50% 2027[7]	530	532
Fannie Mae 2.50% 2027[7]	486	488
Fannie Mae 5.50% 2027[7]	1,300	1,444
Fannie Mae 2.50% 2028[7]	17,545	17,596
Fannie Mae 2.50% 2028[7]	4,960	4,975
Fannie Mae 6.00% 2028[7]	398	450
Fannie Mae 2.50% 2031[7]	29,499	29,567
Fannie Mae 2.50% 2031[7]	10,925	10,950
Fannie Mae 2.50% 2031[7]	1,165	1,168
Fannie Mae 2.50% 2032[7]	80,000	80,184
Fannie Mae 2.50% 2032[7]	21,750	21,801
Fannie Mae 2.50% 2032[7,9]	4,000	4,005
Fannie Mae 6.50% 2032[7]	109	115
Fannie Mae 3.00% 2035[7]	26,457	26,805
Fannie Mae 3.50% 2035[7]	3,364	3,489
Fannie Mae 4.00% 2036[7]	20,368	21,652
Fannie Mae 4.00% 2036[7]	9,336	9,926
Fannie Mae 4.00% 2036[7]	6,974	7,422
Fannie Mae 4.00% 2036[7]	5,852	6,222
Fannie Mae 4.00% 2036[7]	3,745	3,987
Fannie Mae 4.00% 2036[7]	3,700	3,939
Fannie Mae 4.00% 2036[7]	1,738	1,847
Fannie Mae 4.00% 2036[7]	733	780
Fannie Mae 7.00% 2036[7]	137	151
Fannie Mae 7.00% 2036[7]	84	88
Fannie Mae 7.50% 2036[7]	352	392
Fannie Mae 8.00% 2036[7]	192	215
Fannie Mae 6.00% 2037[7]	751	817
Fannie Mae 6.00% 2037[7]	343	373
Fannie Mae 6.50% 2037[7]	1,296	1,486
Fannie Mae 6.50% 2037[7]	820	903
Fannie Mae 6.50% 2037[7]	785	857
Fannie Mae 7.00% 2037[7]	466	512
Fannie Mae 7.00% 2037[7]	448	492
Fannie Mae 7.00% 2037[7]	168	180
Fannie Mae 7.00% 2037[7]	115	128
Fannie Mae 7.00% 2037[7]	97	107
Fannie Mae 7.00% 2037[7]	65	71
Fannie Mae 7.50% 2037[7]	256	285
Fannie Mae 7.50% 2037[7]	123	133
Fannie Mae 7.50% 2037[7]	112	123
Fannie Mae 7.50% 2037[7]	96	106
The Bond Fund of America — Page 23 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.50% 2037[7]	$79	$92
Fannie Mae 7.50% 2037[7]	61	68
Fannie Mae 7.50% 2037[7]	63	66
Fannie Mae 7.50% 2037[7]	26	28
Fannie Mae 5.50% 2038[7]	22	24
Fannie Mae 6.00% 2038[7]	578	654
Fannie Mae 6.50% 2038[7]	32,399	37,138
Fannie Mae 4.50% 2039[7]	10,989	11,848
Fannie Mae 5.00% 2039[7]	9,623	10,636
Fannie Mae 5.50% 2039[7]	8,460	9,453
Fannie Mae 4.00% 2040[7]	7,803	8,232
Fannie Mae 4.00% 2040[7]	7,657	8,057
Fannie Mae 4.00% 2040[7]	5,245	5,522
Fannie Mae 4.00% 2040[7]	1,394	1,467
Fannie Mae 4.00% 2040[7]	1,356	1,436
Fannie Mae 4.00% 2040[7]	433	457
Fannie Mae 4.50% 2040[7]	2,350	2,533
Fannie Mae 5.00% 2040[7]	919	1,004
Fannie Mae 5.50% 2040[7]	4,164	4,635
Fannie Mae 4.00% 2041[7]	4,027	4,253
Fannie Mae 4.00% 2041[7]	2,662	2,809
Fannie Mae 4.00% 2041[7]	2,112	2,237
Fannie Mae 4.00% 2041[7]	1,950	2,052
Fannie Mae 4.00% 2041[7]	1,280	1,353
Fannie Mae 4.00% 2041[7]	1,019	1,079
Fannie Mae 4.00% 2041[7]	683	724
Fannie Mae 4.50% 2041[7]	2,644	2,854
Fannie Mae 5.00% 2041[7]	8,081	8,847
Fannie Mae 5.00% 2041[7]	4,020	4,462
Fannie Mae 5.00% 2041[7]	2,881	3,200
Fannie Mae 5.00% 2041[7]	2,195	2,447
Fannie Mae 5.00% 2041[7]	1,423	1,587
Fannie Mae 4.00% 2042[7]	12,191	12,907
Fannie Mae 4.00% 2042[7]	11,787	12,451
Fannie Mae 4.00% 2042[7]	10,330	10,945
Fannie Mae 4.00% 2042[7]	5,887	6,191
Fannie Mae 4.00% 2042[7]	3,497	3,705
Fannie Mae 4.00% 2042[7]	953	1,003
Fannie Mae 4.00% 2043[7]	30,862	32,587
Fannie Mae 4.00% 2043[7]	9,314	9,861
Fannie Mae 4.00% 2043[7]	7,551	7,948
Fannie Mae 3.50% 2044[7]	49,426	50,944
Fannie Mae 3.50% 2045[7]	9,233	9,492
Fannie Mae 4.00% 2045[7]	81,968	86,227
Fannie Mae 4.00% 2045[7]	68,151	72,136
Fannie Mae 4.00% 2045[7]	54,947	57,784
Fannie Mae 4.00% 2045[7]	42,389	44,582
Fannie Mae 4.00% 2045[7]	28,431	29,904
Fannie Mae 4.00% 2045[7]	19,015	20,089
Fannie Mae 4.00% 2045[7]	16,912	17,785
Fannie Mae 4.00% 2045[7]	12,656	13,394
Fannie Mae 4.00% 2045[7]	11,126	11,777
Fannie Mae 4.00% 2045[7]	10,978	11,622
Fannie Mae 3.00% 2046[7]	201,532	200,354
The Bond Fund of America — Page 24 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2046[7]	$119,533	$118,833
Fannie Mae 3.00% 2046[7]	104,556	103,996
Fannie Mae 3.50% 2046[7]	157,615	159,677
Fannie Mae 3.50% 2046[7]	116,005	117,522
Fannie Mae 3.50% 2046[7]	50,550	51,907
Fannie Mae 3.50% 2046[7]	33,185	34,076
Fannie Mae 3.50% 2046[7]	23,698	24,334
Fannie Mae 3.50% 2046[7]	18,361	18,646
Fannie Mae 3.50% 2046[7]	15,978	16,431
Fannie Mae 3.50% 2046[7]	9,094	9,338
Fannie Mae 3.50% 2046[7]	2,885	2,966
Fannie Mae 3.50% 2046[7]	1,389	1,428
Fannie Mae 3.50% 2046[7]	1,295	1,329
Fannie Mae 3.50% 2046[7]	707	727
Fannie Mae 4.00% 2046[7]	114,696	120,661
Fannie Mae 4.00% 2046[7]	77,361	81,420
Fannie Mae 4.00% 2046[7]	59,752	63,171
Fannie Mae 4.00% 2046[7]	53,644	56,437
Fannie Mae 4.00% 2046[7]	44,270	46,552
Fannie Mae 4.00% 2046[7]	43,380	45,639
Fannie Mae 4.00% 2046[7]	17,856	18,523
Fannie Mae 4.00% 2046[7]	13,570	14,277
Fannie Mae 4.00% 2046[7]	10,218	10,600
Fannie Mae 4.00% 2046[7]	6,252	6,486
Fannie Mae 4.00% 2046[7]	6,230	6,458
Fannie Mae 4.00% 2046[7]	5,810	6,027
Fannie Mae 4.00% 2046[7]	3,735	3,870
Fannie Mae 4.50% 2046[7]	47,758	51,470
Fannie Mae 4.50% 2046[7]	37,144	40,118
Fannie Mae 4.50% 2046[7]	37,074	39,962
Fannie Mae 4.50% 2046[7]	5,493	5,930
Fannie Mae 4.50% 2046[7]	3,192	3,441
Fannie Mae 4.50% 2046[7]	2,641	2,787
Fannie Mae 4.50% 2046[7]	1,915	1,991
Fannie Mae 4.50% 2046[7]	1,391	1,499
Fannie Mae 4.50% 2046[7]	1,368	1,479
Fannie Mae 4.50% 2046[7]	1,221	1,318
Fannie Mae 4.50% 2046[7]	1,043	1,129
Fannie Mae 3.50% 2047[7,9]	16,000	16,390
Fannie Mae 4.00% 2047[7,9]	217,389	228,449
Fannie Mae 4.50% 2047[7,9]	148,575	159,591
Fannie Mae 4.50% 2047[7,9]	126,550	136,086
Fannie Mae 7.00% 2047[7]	50	57
Fannie Mae 7.00% 2047[7]	14	16
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[7]	2	2
Fannie Mae, Series 2001-4, Class GA, 9.349% 2025[4,7]	37	41
Fannie Mae, Series 2001-4, Class NA, 9.653% 2025[4,7]	30	32
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[7]	778	772
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[7]	195	224
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[7]	1,452	1,605
Fannie Mae, Series 2001-20, Class E, 9.586% 2031[4,7]	7	8
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[7]	1,468	1,304
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[7]	1,344	1,171
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[7]	439	391
The Bond Fund of America — Page 25 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[7]	$2,169	$2,468
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	475	536
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	1,213	1,398
Fannie Mae, Series 2002-W1, Class 2A, 6.181% 2042[4,7]	1,572	1,785
Freddie Mac 5.00% 2023[7]	946	1,007
Freddie Mac 5.00% 2023[7]	34	36
Freddie Mac 5.00% 2023[7]	5	5
Freddie Mac 5.00% 2024[7]	2,119	2,268
Freddie Mac 4.50% 2030[7]	1,133	1,217
Freddie Mac 2.50% 2032[7]	33,500	33,587
Freddie Mac 3.50% 2034[7]	14,088	14,539
Freddie Mac 3.00% 2035[7]	2,754	2,791
Freddie Mac 3.00% 2035[7]	2,262	2,299
Freddie Mac 3.50% 2035[7]	44,081	45,615
Freddie Mac 3.50% 2035[7]	28,224	29,207
Freddie Mac 3.50% 2035[7]	28,220	29,151
Freddie Mac 3.50% 2035[7]	23,054	23,813
Freddie Mac 3.50% 2035[7]	21,272	21,975
Freddie Mac 3.50% 2035[7]	7,360	7,603
Freddie Mac 3.50% 2035[7]	6,047	6,258
Freddie Mac 3.50% 2035[7]	3,737	3,860
Freddie Mac 3.50% 2036[7]	40,480	41,943
Freddie Mac 4.00% 2036[7]	46,728	49,622
Freddie Mac 4.00% 2036[7]	9,519	10,116
Freddie Mac 4.00% 2036[7]	3,667	3,897
Freddie Mac 4.00% 2036[7]	3,172	3,371
Freddie Mac 4.50% 2037[7]	4,955	5,340
Freddie Mac 5.50% 2037[7]	1,810	2,030
Freddie Mac 5.50% 2037[7]	45	51
Freddie Mac 5.50% 2037[7]	10	11
Freddie Mac 7.00% 2037[7]	154	166
Freddie Mac 7.50% 2037[7]	319	356
Freddie Mac 5.50% 2038[7]	1,367	1,522
Freddie Mac 5.50% 2038[7]	554	618
Freddie Mac 5.50% 2038[7]	233	260
Freddie Mac 5.50% 2038[7]	147	164
Freddie Mac 4.50% 2039[7]	1,222	1,314
Freddie Mac 5.00% 2039[7]	9,356	10,184
Freddie Mac 5.50% 2039[7]	10,460	11,616
Freddie Mac 5.50% 2039[7]	3,275	3,650
Freddie Mac 4.50% 2040[7]	22,283	23,979
Freddie Mac 5.50% 2040[7]	6	7
Freddie Mac 4.50% 2041[7]	9,032	9,726
Freddie Mac 4.50% 2041[7]	2,283	2,460
Freddie Mac 4.50% 2041[7]	1,292	1,397
Freddie Mac 4.50% 2041[7]	455	490
Freddie Mac 5.00% 2041[7]	7,556	8,300
Freddie Mac 5.00% 2041[7]	2,994	3,278
Freddie Mac 5.50% 2041[7]	4,780	5,328
Freddie Mac 4.00% 2042[7]	8,913	9,419
Freddie Mac 4.00% 2043[7]	17,162	18,137
Freddie Mac 4.00% 2045[7]	41,121	43,484
Freddie Mac 3.50% 2046[7]	286,045	293,083
Freddie Mac 3.50% 2046[7]	130,455	133,659
The Bond Fund of America — Page 26 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[7]	$82,907	$84,945
Freddie Mac 3.50% 2046[7]	50,418	51,150
Freddie Mac 3.50% 2046[7]	47,345	48,038
Freddie Mac 3.50% 2046[7]	36,897	37,895
Freddie Mac 3.50% 2046[7]	35,000	35,905
Freddie Mac 3.50% 2046[7]	10,955	11,114
Freddie Mac 3.50% 2046[7]	9,454	9,710
Freddie Mac 3.50% 2046[7]	6,801	6,988
Freddie Mac 3.50% 2046[7]	3,955	4,057
Freddie Mac 3.50% 2046[7]	3,834	3,938
Freddie Mac 3.50% 2046[7]	3,377	3,464
Freddie Mac 3.50% 2046[7]	2,835	2,908
Freddie Mac 3.50% 2046[7]	2,000	2,052
Freddie Mac 3.50% 2046[7]	1,882	1,933
Freddie Mac 3.50% 2046[7]	1,678	1,721
Freddie Mac 3.50% 2046[7]	1,084	1,116
Freddie Mac 3.50% 2046[7]	1,027	1,058
Freddie Mac 3.50% 2046[7]	1,009	1,037
Freddie Mac 4.00% 2046[7]	48,302	50,760
Freddie Mac 4.00% 2046[7]	42,081	44,224
Freddie Mac 4.00% 2046[7]	29,747	31,252
Freddie Mac 4.00% 2046[7]	16,380	17,004
Freddie Mac 4.00% 2046[7]	2,094	2,174
Freddie Mac 4.00% 2046[7]	1,065	1,127
Freddie Mac 4.00% 2046[7]	1,002	1,062
Freddie Mac 4.00% 2046[7]	572	594
Freddie Mac 4.50% 2046[7]	3,692	3,972
Freddie Mac 4.50% 2046[7]	2,216	2,390
Freddie Mac 4.50% 2046[7]	1,139	1,240
Freddie Mac 4.50% 2046[7]	1,078	1,170
Freddie Mac 4.50% 2046[7]	999	1,084
Freddie Mac 4.50% 2046[7]	996	1,081
Freddie Mac 4.00% 2047[7,9]	35,700	37,481
Freddie Mac 6.50% 2047[7]	200	223
Freddie Mac, Series 2890, Class KT, 4.50% 2019[7]	619	634
Freddie Mac, Series 2626, Class NG, 3.50% 2023[7]	20	20
Freddie Mac, Series 2122, Class QM, 6.25% 2029[7]	888	982
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[7]	975	891
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[7]	876	772
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[7]	818	760
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[7]	719	657
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]	16	14
Freddie Mac, Series 3257, Class PA, 5.50% 2036[7]	9,116	10,202
Freddie Mac, Series 3286, Class JN, 5.50% 2037[7]	6,963	7,626
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	3,899	4,271
Government National Mortgage Assn. 10.00% 2021[7]	32	34
Government National Mortgage Assn. 2.50% 2028[7]	3,041	3,080
Government National Mortgage Assn. 5.00% 2035[7]	871	942
Government National Mortgage Assn. 6.00% 2038[7]	6,845	7,721
Government National Mortgage Assn. 6.50% 2038[7]	217	248
Government National Mortgage Assn. 5.00% 2039[7]	1,152	1,241
Government National Mortgage Assn. 4.50% 2040[7]	2,250	2,425
Government National Mortgage Assn. 5.50% 2040[7]	6,199	6,951
Government National Mortgage Assn. 3.50% 2041[7]	28	30
The Bond Fund of America — Page 27 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2041[7]	$252	$269
Government National Mortgage Assn. 4.50% 2041[7]	13,215	14,147
Government National Mortgage Assn. 4.50% 2041[7]	1,219	1,302
Government National Mortgage Assn. 4.50% 2041[7]	1,061	1,138
Government National Mortgage Assn. 4.50% 2041[7]	826	884
Government National Mortgage Assn. 5.00% 2041[7]	6,871	7,397
Government National Mortgage Assn. 3.50% 2042[7]	997	1,024
Government National Mortgage Assn. 3.50% 2043[7]	2,993	3,114
Government National Mortgage Assn. 4.50% 2043[7]	686	733
Government National Mortgage Assn. 4.50% 2043[7]	368	393
Government National Mortgage Assn. 4.00% 2045[7]	470	499
Government National Mortgage Assn. 4.00% 2045[7]	0	—
Government National Mortgage Assn. 4.50% 2045[7]	116,252	124,206
Government National Mortgage Assn. 4.50% 2045[7]	88,208	94,243
Government National Mortgage Assn. 4.50% 2045[7]	69,698	74,467
Government National Mortgage Assn. 4.50% 2045[7]	63,535	67,883
Government National Mortgage Assn. 4.50% 2045[7]	53,348	56,993
Government National Mortgage Assn. 4.50% 2045[7]	37,341	39,895
Government National Mortgage Assn. 4.50% 2045[7]	29,758	31,794
Government National Mortgage Assn. 4.50% 2045[7]	19,049	20,352
Government National Mortgage Assn. 4.00% 2046[7]	7,525	7,833
Government National Mortgage Assn. 4.50% 2046[7]	3,000	3,207
Government National Mortgage Assn. 5.621% 2059[7]	43	44
Government National Mortgage Assn. 4.690% 2061[7]	755	784
Government National Mortgage Assn. 4.70% 2061[7]	4,671	4,832
Government National Mortgage Assn. 4.70% 2061[7]	689	712
Government National Mortgage Assn. 4.72% 2061[7]	313	324
Government National Mortgage Assn. 4.785% 2061[7]	333	344
Government National Mortgage Assn. 4.799% 2061[7]	339	352
Government National Mortgage Assn. 4.822% 2061[7]	1,713	1,766
Government National Mortgage Assn. 4.878% 2061[7]	1,019	1,050
Government National Mortgage Assn. 5.081% 2061[7]	1,564	1,650
Government National Mortgage Assn. 5.083% 2061[7]	1,229	1,284
Government National Mortgage Assn. 4.669% 2063[7]	763	792
Government National Mortgage Assn. 1.286% 2064[4,7]	489	492
Government National Mortgage Assn. 4.766% 2064[7]	1,261	1,303
Government National Mortgage Assn. 5.176% 2064[7]	850	891
Government National Mortgage Assn. 5.20% 2064[7]	88	91
Government National Mortgage Assn. 6.506% 2064[7]	522	549
Government National Mortgage Assn. 6.64% 2064[7]	40	42
Government National Mortgage Assn. 4.984% 2065[7]	874	912
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.466% 2062[4,7]	3,573	3,594
National Credit Union Administration, Series 2010-R2, Class 1A, 1.022% 2017[4,7]	759	760
National Credit Union Administration, Series 2011-R3, Class 1A, 1.064% 2020[4,7]	878	878
National Credit Union Administration, Series 2011-R1, Class 1A, 1.102% 2020[4,7]	1,106	1,107
		5,087,087
Commercial mortgage-backed securities 1.19%
Aventura Mall Trust, Series A, 3.743% 2032[3,4,7]	8,000	8,412
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A4, 5.889% 2044[4,7]	144	144
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.548% 2049[4,7]	1,540	1,549
Banc of America Commercial Mortgage Inc., Series 2007-2, Class AM, 5.648% 2049[4,7]	4,083	4,095
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 5.814% 2051[4,7]	4,645	4,731
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.235% 2051[4,7]	4,179	4,287
The Bond Fund of America — Page 28 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A1A, 5.71% 2042[4,7]	$2,556	$2,618
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A, 5.65% 2050[4,7]	1,199	1,221
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[4,7]	5,730	5,911
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.136% 2049[4,7]	7,468	7,682
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.688% 2043[3,4,7]	979	978
Commercial Mortgage Trust, Series 2007-C9, Class A1A, 5.812% 2049[4,7]	2,266	2,296
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,7]	28,025	28,611
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A1A1, 5.687% 2039[4,7]	2,868	2,877
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,7]	2,640	2,678
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[4,7]	12,708	12,815
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[3,7]	10,000	10,776
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.499% 2031[3,4,7]	7,543	7,549
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[7]	8,086	8,197
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[4,7]	13,585	13,885
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[3,4,7]	4,000	4,372
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1A, 5.793% 2045[4,7]	868	877
Hilton USA Trust, Series 2013-HLF, Class DFX, 4.407% 2030[3,7]	52	52
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1A, 5.431% 2047[4,7]	459	459
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A1A, 5.439% 2049[7]	435	436
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A1A, 5.713% 2049[4,7]	28,297	28,492
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.713% 2049[4,7]	21,977	22,111
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.716% 2051[7]	11,659	11,922
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A1A, 5.85% 2051[4,7]	2,268	2,294
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,7]	13,727	14,560
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 5.873% 2044[4,7]	5,956	6,022
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.387% 2040[7]	11,551	11,585
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[4,7]	4,275	4,311
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[4,7]	29,467	30,245
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866% 2045[4,7]	5,315	5,447
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.159% 2045[4,7]	8,680	8,963
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.826% 2050[4,7]	6,558	6,614
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70% 2049[7]	668	681
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.852% 2049[4,7]	6,833	6,916
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.733% 2050[4,7]	3,355	3,377
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,7]	6,885	7,116
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A1A, 5.643% 2042[4,7]	4,495	4,547
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[3,7]	4,950	5,375
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.406% 2044[7]	13,600	13,591
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[3,4,7]	1,485	1,620
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.902% 2049[4,7]	14,626	14,859
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[4,7]	17,020	17,129
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.707% 2049[4,7]	14,878	14,970
		380,255
Collateralized mortgage-backed (privately originated) 0.83%
Bellemeade Re Ltd., Series 2015-1A, Class M1, 3.256% 2025[3,4,7]	909	913
Connecticut Avenue Securities, Series 2013-C01, Class M1, 2.756% 2023[3,4,7]	1,014	1,022
Connecticut Avenue Securities, Series 2014-C01, Class M1, 2.356% 2024[3,4,7]	837	843
Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 2.106% 2029[4,7]	2,789	2,797
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[7]	137	150
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[7]	18	20
The Bond Fund of America — Page 29 of 43

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[7]	$1,065	$1,148
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[7]	17	18
Freddie Mac, Series 2013-DN2, Class M1, 2.206% 2023[4,7]	2,166	2,176
Freddie Mac, Series 2013-DN1, Class M1, 4.156% 2023[4,7]	2,532	2,576
Freddie Mac, Series 2014-DN1, Class M1, 1.756% 2024[4,7]	193	193
Freddie Mac, Series 2014-HQ2, Class M1, 2.206% 2024[4,7]	3,200	3,216
Freddie Mac, Series 2014-DN2, Class M2, 2.406% 2024[4,7]	2,625	2,647
Freddie Mac, Series 2014-HQ2, Class M2, 2.956% 2024[4,7]	17,865	18,272
Freddie Mac, Series 2014-DN4, Class M2, 3.156% 2024[4,7]	1,307	1,312
Freddie Mac, Series 2014-HQ1, Class M2, 3.256% 2024[4,7]	7,195	7,302
Freddie Mac, Series 2015-HQ2, Class M1, 1.856% 2025[4,7]	788	790
Freddie Mac, Series 2015-HQ2, Class M2, 2.706% 2025[4,7]	7,950	8,073
Freddie Mac, Series 2016-DNA3, Class M1, 1.856% 2028[4,7]	5,521	5,534
Freddie Mac, Series 2015-HQA2, Class M1, 1.906% 2028[4,7]	200	201
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.664% 2018[3,4,5,7]	89,400	89,434
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A1, 1.17% 2019[3,4,5,7]	10,000	9,998
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[3,7]	13,110	13,155
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[3,5,7]	2,305	2,313
Station Place Securitization Trust, Series 2016-1, Class A, 1.756% 2048[4,5,7]	9,000	9,000
Station Place Securitization Trust, Series 2016-3, Class A, 1.856% 2048[3,4,5,7]	13,500	13,500
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, 1.176% 2037[4,7]	11,828	10,311
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2055[3,4,7]	15,994	15,899
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,7]	36,447	36,147
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[3,4,7]	5,789	5,863
		264,823
Other mortgage-backed securities 0.50%
Bank of Nova Scotia 1.75% 2017[3,7]	14,150	14,167
Caisse Centrale Desjardins 1.60% 2017[3,7]	3,375	3,378
Commonwealth Bank of Australia 2.25% 2017[3,7]	4,150	4,159
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,7]	4,400	4,393
Freddie Mac, Series KF02, Class A2, multifamily 1.084% 2020[4,7]	7,761	7,793
Freddie Mac, Series KF02, Class A3, multifamily 1.164% 2020[4,7]	3,642	3,659
Freddie Mac, Series K722, Class A1, multifamily 2.183% 2022[7]	24,110	24,074
Freddie Mac, Series K723, Class A2, multifamily 2.454% 2023[7]	2,000	1,987
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[7]	3,435	3,448
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,7]	24,490	25,838
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[7]	23,500	23,996
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[7]	8,603	8,679
Freddie Mac, Series K056, Class A2, multifamily 2.525% 2026[7]	7,360	7,132
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[7]	8,000	7,849
National Australia Bank 2.00% 2017[3,7]	3,500	3,512
Toronto-Dominion Bank 1.50% 2017[3,7]	10,000	10,008
Westpac Banking Corp. 1.25% 2017[3,7]	4,425	4,417
		158,489
Total mortgage-backed obligations		5,890,654
Asset-backed obligations 5.75%
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[3,7]	3,467	3,473
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3,7]	1,000	1,001
Aesop Funding LLC, Series 2014-1A, Class A, 2.46% 2020[3,7]	500	499
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,7]	18,075	18,009
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,7]	15,095	14,980
The Bond Fund of America — Page 30 of 43

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[3,7]	$16,845	$16,641
Ally Master Owner Trust, Series 2014-1, Class A1, 1.174% 2019[4,7]	8,015	8,016
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[7]	8,700	8,700
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[7]	30,600	30,652
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A1, 0.78% 2017[7]	32,931	32,931
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[7]	65	65
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3, 1.15% 2019[7]	1,775	1,774
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[7]	5,550	5,544
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[7]	2,119	2,119
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A, 1.37% 2019[7]	24,000	24,015
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[7]	645	649
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[7]	5,000	4,950
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[7]	4,240	4,294
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A1, 2.01% 2024[7]	4,967	4,931
Ares CLO Ltd., Series 2012-3A, Class AR, CLO, 1.768% 2024[3,4,7]	56,500	56,501
ARI Fleet Lease Trust, Series 2014-A, Class A2, 0.81% 2022[3,7]	177	177
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 2019[3,7]	5,557	5,554
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,7]	4,603	4,620
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,7]	4,219	4,228
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[3,7]	8,365	8,362
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,7]	7,982	8,010
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.146% 2023[3,4,7]	5,176	5,183
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 2019[3,7]	1,971	1,971
Black Diamond CLO Ltd., Series 2006-1A, Class AD, CLO, 1.137% 2019[3,4,7]	1,563	1,563
BMW Vehicle Lease Trust, Series 2016-2, Class A1, 0.72% 2017[7]	9,109	9,109
BMW Vehicle Owner Trust 2016-A, Series 2016-A, Class A2A, 0.99% 2019[7]	15,000	14,982
Cabela’s Master Credit Card Trust, Series 2012-2A, Class A1, 1.45% 2020[3,7]	3,235	3,239
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[7]	10,580	10,552
Capital Auto Receivables Asset Trust, Series 2016-2, Class A1, 0.75% 2017[7]	1,812	1,812
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[7]	12,000	12,024
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[7]	14,485	14,527
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[3,4,5,7]	28,350	21,968
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.78% 2021[3,4,5,7]	12,985	10,322
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[7]	7,256	7,256
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 2019[7]	29,000	28,976
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[7]	5,835	5,841
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[7]	480,200	479,112
Chase Issuance Trust, Series 2013-A7, Class A, 1.134% 2020[4,7]	11,955	11,995
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[7]	63,355	63,542
Chesapeake Funding LLC, Series 2014-1A, Class A, 1.072% 2026[3,4,7]	7,639	7,613
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 2019[3,7]	2,910	2,910
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class A4, 1.31% 2019[3,7]	3,001	3,002
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[3,7]	6,904	6,899
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[3,7]	9,184	9,175
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 2025[3,7]	6,560	6,641
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 1.905% 2020[4,7]	13,590	13,732
CLI Funding V LLC, Series 2013-1A, Class Note, 2.83% 2028[3,7]	4,360	4,201
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[3,7]	1,207	1,168
CLI Funding V LLC, Series 2013-1A, Class A, 3.67% 2028[3,7]	1,589	1,532
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[3,7]	6,589	6,357
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 2029[3,7]	7,809	7,510
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, 2.454% 2033[4,7]	557	561
Conseco Finance Securitizations Corp., Series 2002-2, Class A2, 6.03% 2033[7]	74	75
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,7]	165	166
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,7]	778	778
The Bond Fund of America — Page 31 of 43

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,7]	$1,643	$1,645
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,7]	2,307	2,311
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 2020[3,7]	15,025	14,994
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,7]	2,000	2,029
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,7]	3,125	3,156
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,7]	3,500	3,534
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,7]	2,395	2,414
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, 0.884% 2035[4,7]	3,957	3,587
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, 0.844% 2037[4,7]	5,844	5,435
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.854% 2037[4,7]	8,882	7,928
Dell Equipment Finance Trust, Series 2016-1, Class A1, 0.85% 2017[3,7]	6,701	6,701
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 1.054% 2020[4,7]	9,970	9,987
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 2020[7]	10,600	10,610
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[3,7]	3,001	2,988
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 2019[3,7]	25,935	25,937
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,7]	1,420	1,422
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[3,7]	15,145	15,239
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,7]	6,680	6,739
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,7]	6,700	6,767
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,7]	11,925	12,098
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,7]	18,000	18,265
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[3,7]	2,890	2,913
Drivetime Auto Owner Trust, Series 2015-3A, Class A, 1.66% 2019[3,7]	1,408	1,408
Drivetime Auto Owner Trust, Series 2016-2A, Class A, 1.73% 2019[3,7]	1,509	1,510
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[3,7]	1,365	1,375
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,7]	8,860	8,869
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[3,7]	3,735	3,772
Dryden Senior Loan Fund, Series 2012-23RA, Class A1R, CLO, 2.13% 2023[3,4,7]	8,788	8,789
Enterprise Fleet Financing LLC, Series 2016-2, Class A1, 0.85% 2017[3,7]	8,044	8,042
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,7]	507	507
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[7]	3,053	3,051
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, 2.207% 2023[3,4,7]	31,800	31,802
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[3,7]	3,680	3,712
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,7]	24,110	24,143
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[3,7]	9,165	9,241
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,7]	23,810	23,420
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,7]	20,400	20,363
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,7]	23,070	23,275
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 2021[7]	4,621	4,572
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1, 1.95% 2021[7]	18,000	18,004
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[7]	10,890	10,917
Henderson Receivables LLC, Series 2006-3-A, Class A1, 0.642% 2041[3,4,7]	1,731	1,634
Henderson Receivables LLC, Series 2006-4-A, Class A1, 0.904% 2041[3,4,7]	2,173	2,142
Hertz Fleet Lease Funding LP, Series 2014-1A, 1.064% 2028[3,4,7]	3,567	3,567
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A2, 3.29% 2018[3,7]	345	346
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,7]	36,500	36,217
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,7]	20,595	20,616
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,7]	31,883	31,684
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,7]	1,939	1,924
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 2022[3,7]	5,000	4,943
Home Equity Asset Trust, Series 2004-7, Class M1, 1.686% 2035[4,7]	4,712	4,570
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 2018[7]	4,604	4,601
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, 0.916% 2037[4,7]	4,570	4,168
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.988% 2033[4,7]	708	701
The Bond Fund of America — Page 32 of 43

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[7]	$359	$366
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4, 5.27% 2040[7]	184	189
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5, 5.873% 2040[7]	604	626
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, 2.189% 2023[3,4,7]	35,000	34,987
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 2021[3,5,7]	9,751	9,795
Navient Student Loan Trust, Series 2015-A, Class A1, 1.204% 2021[3,4,7]	712	712
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 2.151% 2023[3,4,7]	7,311	7,312
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 2.168% 2025[3,4,7]	14,850	14,844
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,7]	2,500	2,495
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,7]	7,000	6,985
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[3,7]	5,000	4,962
RAMP Trust, Series 2004-RS10, Class AI6, 4.55% 2034[7]	180	183
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.886% 2036[4,7]	658	587
Santander Drive Auto Receivables Trust, Series 2016-3, Class A1, 0.80% 2017[7]	39,844	39,827
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[7]	1,572	1,575
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[7]	3,975	3,992
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 2020[7]	12,410	12,508
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[7]	715	720
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[7]	14,110	14,219
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[7]	1,150	1,160
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[7]	8,195	8,220
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[7]	14,335	14,452
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[7]	5,820	5,880
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[7]	14,215	14,356
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[7]	3,675	3,725
SLM Private Credit Student Loan Trust, Series 2008-1, Class A3, 1.382% 2017[4,7]	271	271
SLM Private Credit Student Loan Trust, Series 2014-A, Class A1, 1.304% 2022[3,4,7]	950	950
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, 1.156% 2025[4,7]	4,601	4,484
SLM Private Credit Student Loan Trust, Series 2012-3, Class A, 1.406% 2025[4,7]	1,688	1,645
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[3,7]	4,511	4,507
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[3,7]	3,090	2,940
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,7]	4,292	4,167
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[3,7]	2,213	2,113
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[3,7]	6,945	6,695
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[7]	6,735	6,970
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[3,7]	11,140	11,074
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 2019[7]	9,385	9,364
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 2019[3,7]	20,800	20,775
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,7]	2,750	2,757
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[3,7]	4,500	4,547
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[3,7]	3,875	3,904
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[3,7]	1,200	1,198
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 1.184% 2022[4,7]	1,600	1,604
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[7]	4,838	4,834
		1,837,049
Bonds & notes of governments & government agencies outside the U.S. 3.17%
Abu Dhabi (Emirate of) 3.125% 2026[3]	5,000	4,916
Argentine Republic 6.875% 2021[3]	3,075	3,283
Argentine Republic 18.20% 2021	ARS23,600	1,524
Argentine Republic 7.50% 2026[3]	$4,925	5,184
Argentine Republic 15.50% 2026	ARS14,700	898
Argentine Republic 8.28% 2033[7,8]	$4,984	5,346
Argentine Republic 0% 2035	25,700	2,397
Argentine Republic 7.625% 2046[3]	4,250	4,261
The Bond Fund of America — Page 33 of 43

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Armenia (Republic of) 7.15% 2025[3]	$4,810	$5,073
Bermuda 4.138% 2023[3]	1,700	1,751
Bermuda 4.854% 2024[3]	10,650	11,120
Bermuda 3.717% 2027[3]	7,445	7,073
Brazil (Federative Republic of) 0% 2020	BRL262,000	58,736
Brazil (Federative Republic of) 10.00% 2025	14,000	3,999
Brazil (Federative Republic of) 5.625% 2047	$6,590	5,799
Buenos Aires (City of) 8.95% 2021[7]	1,000	1,120
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	10,470	10,470
Chile (Banco Central de) 4.50% 2021	CLP35,025,000	53,728
Colombia (Republic of) 4.50% 2026	$1,700	1,757
Cote d’Ivoire (Republic of) 6.375% 2028[3,7]	7,275	7,111
Dominican Republic 7.50% 2021[7]	950	1,034
Dominican Republic 5.875% 2024[7]	1,640	1,648
Dominican Republic 5.50% 2025[3]	10,380	10,061
Dominican Republic 6.875% 2026[3]	4,300	4,485
Export-Import Bank of India 3.375% 2026[3]	4,500	4,212
FMS Wertmanagement 1.00% 2017	4,400	4,391
FMS Wertmanagement 1.625% 2018	6,400	6,421
Honduras (Republic of) 8.75% 2020	4,175	4,669
Honduras (Republic of) 7.50% 2024[7]	3,330	3,574
Hungary 4.00% 2019	3,000	3,110
Hungary 5.375% 2023	5,950	6,471
Hungary 7.625% 2041	14,850	20,831
India (Republic of) 7.80% 2021	INR716,060	11,037
India (Republic of) 8.83% 2023	387,200	6,347
India (Republic of) 8.60% 2028	1,015,200	16,809
India (Republic of) 9.20% 2030	264,540	4,594
Indonesia (Republic of) 3.70% 2022[3]	$13,225	13,288
Indonesia (Republic of) 3.75% 2022	13,255	13,338
Indonesia (Republic of) 3.375% 2023	9,350	9,145
Iraq (Republic of) 5.80% 2028[7]	5,150	4,292
Japan, Series 18, 0.10% 2024[2]	¥5,386,240	48,551
Japan, Series 19, 0.10% 2024[2]	2,988,000	27,164
Japan, Series 20, 0.10% 2025[2]	12,974,000	118,112
Japan, Series 21, 0.10% 2026[2]	1,495,260	13,657
Jordan (Hashemite Kingdom of) 6.125% 2026[3]	$2,090	2,114
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	615	584
Kazakhstan (Republic of) 5.125% 2025[3]	2,250	2,412
Kazakhstan (Republic of) 6.50% 2045[3]	2,250	2,585
Kenya (Republic of) 6.875% 2024[3]	8,195	7,777
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	9,000
Malaysia (Federation of), Series 0315, 3.659% 2020	MYR55,000	12,256
Malaysia (Federation of), Series 0416, 3.62% 2021	52,750	11,732
Morocco (Kingdom of) 4.25% 2022	$5,400	5,532
Morocco (Kingdom of) 5.50% 2042	10,200	10,493
Nigeria (Federal Republic of) 5.125% 2018[3]	2,525	2,570
Nigeria (Federal Republic of) 6.375% 2023	1,990	1,933
Pakistan (Islamic Republic of) 5.50% 2021[3]	2,535	2,579
Pakistan (Islamic Republic of) 8.25% 2024	2,010	2,183
Pakistan (Islamic Republic of) 8.25% 2025	2,900	3,182
Paraguay (Republic of) 5.00% 2026[3]	1,575	1,607
Paraguay (Republic of) 5.00% 2026	900	918
Qatar (State of) 4.625% 2046[3]	6,000	6,016
Saudi Arabia (Kingdom of) 2.375% 2021[3]	30,700	29,837
The Bond Fund of America — Page 34 of 43

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 3.25% 2026[3]	$50,395	$47,846
Saudi Arabia (Kingdom of) 4.50% 2046[3]	6,170	5,926
Slovenia (Republic of) 5.50% 2022	22,410	24,813
Slovenia (Republic of) 5.85% 2023	15,500	17,487
Slovenia (Republic of) 5.85% 2023[3]	2,750	3,103
Slovenia (Republic of) 5.25% 2024	5,810	6,379
South Africa (Republic of) 5.50% 2020	1,000	1,062
Swedish Export Credit Corp. 2.875% 2023[3]	9,000	8,975
Trinidad & Tobago (Republic of) 4.50% 2026[3]	4,450	4,384
Turkey (Republic of) 5.625% 2021	19,350	19,887
Turkey (Republic of) 9.00% 2024	TRY11,025	2,806
Turkey (Republic of) 4.25% 2026	$7,700	6,862
Turkey (Republic of) 4.875% 2026	3,580	3,322
Turkey (Republic of) 8.00% 2034	1,250	1,433
Turkey (Republic of) 6.00% 2041	2,820	2,623
United Mexican States 5.125% 2020	1,250	1,345
United Mexican States 4.00% 2023	8,000	8,038
United Mexican States 3.60% 2025	7,600	7,345
United Mexican States 4.125% 2026	1,600	1,591
United Mexican States 4.00% 2040[2]	MXN17,258	861
United Mexican States 5.55% 2045	$2,500	2,566
United Mexican States, Series M, 6.50% 2021	MXN2,766,800	130,272
United Mexican States, Series M, 5.75% 2026	605,000	25,940
Venezuela (Bolivarian Republic of) 12.75% 2022[7]	$765	478
Venezuela (Bolivarian Republic of) 8.25% 2024	2,335	1,097
Venezuela (Bolivarian Republic of) 7.65% 2025	915	421
Venezuela (Bolivarian Republic of) 11.75% 2026	1,530	872
Venezuela (Bolivarian Republic of) 9.25% 2027	3,480	1,783
Venezuela (Bolivarian Republic of) 9.25% 2028	385	179
Venezuela (Bolivarian Republic of) 11.95% 2031[7]	2,210	1,243
Venezuela (Bolivarian Republic of) 9.375% 2034	350	164
Venezuela (Bolivarian Republic of) 7.00% 2038	495	210
Zambia (Republic of) 5.375% 2022	2,750	2,503
Zambia (Republic of) 8.97% 2027[3,7]	3,245	3,213
		1,015,126
Municipals 0.80%
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2046	10,000	11,257
State of California, Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,385	1,380
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	10,000	10,058
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 1.00% 2038 (put 2017)[4]	2,400	2,400
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,915	1,987
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	6,550	6,711
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	5,650	5,676
State of Illinois, G.O. Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,090	1,149
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	10,000	10,657
State of Illinois, G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	748
State of Illinois, G.O. Bonds, Series 2013-B, 3.65% 2020	2,570	2,542
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,230	3,387
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	857
State of Illinois, G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,214
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	905	944
The Bond Fund of America — Page 35 of 43

Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Illinois, G.O. Bonds, Series 2013-B, 4.31% 2023	$7,325	$7,093
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	21,300	21,833
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,275	2,382
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	2,250	2,378
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[7]	8,500	7,621
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	17,900	17,663
State of Illinois, Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	990	1,048
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.72% 2050 (put 2025)[4]	4,650	4,603
State of Iowa, Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	955	1,014
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,320	1,365
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	3,285	3,387
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,575	3,659
State of Massachusetts, Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	955	992
State of Michigan, Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,099
State of Michigan, Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	21,000	21,706
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	645	678
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,085	4,276
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,815	1,871
State of Missouri, Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	895	935
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,310	1,356
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	1,975	2,054
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	15,500	15,663
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,269
State of New York, Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,720	1,773
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	15,000	13,248
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 1.087% 2029[4]	7,665	5,815
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	980	1,038
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	2,745	2,882
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	740	768
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,095	1,140
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	1,830	1,925
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	2,320	2,434
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2046	7,000	8,026
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,906
State of Texas, Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Taxable Series 2016-B, 2.766% 2026	200	197
State of Utah, Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,065	1,125
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,395	2,496
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	1,930	1,987
State of Wyoming, Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	910	963
		254,635
The Bond Fund of America — Page 36 of 43

Bonds, notes & other debt instruments Federal agency bonds & notes 0.46%	Principal amount (000)	Value (000)
CoBank, ACB 1.563% 2022[3,4]	$29,725	$28,610
Fannie Mae 2.125% 2026	14,240	13,499
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	5,000	5,066
Federal Home Loan Bank 2.75% 2018	16,635	17,040
Freddie Mac 1.25% 2019	26,500	26,369
Tennessee Valley Authority 1.875% 2022	15,600	15,400
Tennessee Valley Authority 4.65% 2035	4,000	4,657
Tennessee Valley Authority 5.25% 2039	21,250	26,726
Tennessee Valley Authority, Series B, 3.50% 2042	9,400	9,218
		146,585
Total bonds, notes & other debt instruments (cost: $30,136,020,000)		30,015,716
Convertible stocks 0.01% Industrials 0.01%	Shares
CEVA Group PLC, Series A-1, 4.022% convertible preferred[4,5,10]	9,732	3,406
CEVA Group PLC, Series A-2, 3.022% convertible preferred[4,5,10]	2,576	644
Total convertible stocks (cost: $13,571,000)		4,050
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative[3]	6,250	3,986
Total preferred securities (cost: $5,820,000)		3,986
Common stocks 0.04% Industrials 0.01%
CEVA Group PLC[5,10,11]	12,179	3,044
Atrium Corp.[3,5,11]	985	1
		3,045
Health care 0.01%
Rotech Healthcare Inc.[5,11]	342,069	2,757
Information technology 0.01%
Corporate Risk Holdings I, Inc.[5,11]	188,850	2,153
Corporate Risk Holdings Corp.[5,11]	955	—
		2,153
Materials 0.01%
Warrior Met Coal, LLC, Class B3,5,11	4,359	1,504
Warrior Met Coal, LLC, Class A3,5,11	1,452	501
		2,005
Telecommunication services 0.00%
NII Holdings, Inc.[11]	686,010	1,475
The Bond Fund of America — Page 37 of 43

Common stocks Energy 0.00%	Shares	Value (000)
Gener8 Maritime, Inc.[11]	1,716	$8
Total common stocks (cost: $56,021,000)		11,443
Rights & warrants 0.00% Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[3,5,11]	2,654	—
Total rights & warrants (cost: $671,000)		—
Short-term securities 6.51%	Principal amount (000)
Abbey National Treasury Services PLC 1.08% due 4/24/2017	$12,050	12,012
ANZ New Zealand (International) Ltd. 1.14% due 3/28/2017[3]	20,000	19,952
Apple Inc. 0.64% due 2/6/2017[3]	59,700	59,667
Chevron Corp. 0.74%–0.82% due 2/21/2017–4/3/2017[3]	100,500	100,325
Coca-Cola Co. 0.69% due 1/13/2017[3]	25,000	24,996
ExxonMobil Corp. 0.69% due 1/24/2017	50,000	49,977
Federal Farm Credit Banks 0.52% due 4/27/2017	35,000	34,937
Federal Home Loan Bank 0.45%–0.55% due 1/19/2017–5/17/2017	608,900	608,306
Japanese Treasury Discount Bills 0% due 3/10/2017	¥90,000,000	770,452
Microsoft Corp. 0.76%–0.86% due 2/14/2017–3/14/2017[3]	188,900	188,736
Paccar Financial Corp. 0.68% due 1/27/2017	23,400	23,389
Pfizer Inc. 0.78% due 1/23/2017[3]	42,852	42,838
Qualcomm Inc. 0.66%–0.70% due 2/8/2017–2/22/2017[3]	71,100	71,039
Svenska Handelsbanken Inc. 1.08% due 4/24/2017[3]	21,700	21,632
Toronto-Dominion Holdings USA Inc. 1.16% due 3/21/2017[3]	20,000	19,959
Wells Fargo Bank, N.A. 1.09% due 4/24/2017	34,000	34,010
Total short-term securities (cost: $2,196,606,000)		2,082,227
Total investment securities 100.48% (cost: $32,408,709,000)		32,117,422
Other assets less liabilities (0.48)%		(153,334)
Net assets 100.00%		$31,964,088
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $982,710,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Colombian pesos	1/27/2017	Citibank	COP42,592,900	$14,200	$(95)
Euros	1/11/2017	JPMorgan Chase	€10,139	$10,762	(80)
Euros	1/12/2017	Barclays Bank PLC	€9,605	$10,233	(114)
Euros	1/20/2017	Citibank	€11,000	$11,740	(147)
Euros	1/20/2017	JPMorgan Chase	€14,065	$15,154	(331)
Euros	1/23/2017	Citibank	€5,404	$5,637	59
Malaysian ringgits	1/13/2017	Citibank	MYR62,510	$14,119	(192)
					$(900)
The Bond Fund of America — Page 38 of 43

	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Brazilian reais	1/6/2017	Bank of America, N.A.	$4,795	BRL16,300	$(203)
Brazilian reais	1/11/2017	Bank of America, N.A.	$2,405	BRL8,250	(121)
Brazilian reais	1/11/2017	Citibank	$17,758	BRL61,000	(916)
Brazilian reais	1/13/2017	JPMorgan Chase	$15,377	BRL53,000	(837)
British pounds	1/24/2017	Bank of New York Mellon	$461	£370	5
Canadian dollars	1/12/2017	Bank of America, N.A.	$17,334	C$23,100	126
Chilean pesos	1/20/2017	Citibank	$53,778	CLP35,813,750	394
Chilean pesos	1/27/2017	Citibank	$14,161	CLP9,573,000	(101)
Euros	1/13/2017	Citibank	$19,562	€18,750	(192)
Indian rupees	1/6/2017	Bank of America, N.A.	$2,908	INR200,000	(37)
Indian rupees	1/11/2017	Citibank	$949	INR65,350	(13)
Indian rupees	1/11/2017	UBS AG	$13,775	INR948,500	(184)
Indian rupees	1/11/2017	JPMorgan Chase	$17,991	INR1,238,700	(238)
Indian rupees	1/25/2017	JPMorgan Chase	$2,113	INR143,040	11
Japanese yen	3/10/2017	Bank of America, N.A.	$892,888	¥90,000,000	120,143
Japanese yen	3/17/2017	Barclays Bank PLC	$49,436	¥5,080,000	5,801
Japanese yen	3/17/2017	UBS AG	$13,137	¥1,350,000	1,541
Japanese yen	4/18/2017	JPMorgan Chase	$14,722	¥1,520,000	1,644
Japanese yen	5/12/2017	Citibank	$84,132	¥8,620,000	9,868
Japanese yen	6/9/2017	Citibank	$17,099	¥1,750,000	2,001
Japanese yen	6/9/2017	Citibank	$17,099	¥1,750,000	2,001
Japanese yen	6/9/2017	Citibank	$17,099	¥1,750,000	2,001
Japanese yen	8/10/2017	JPMorgan Chase	$11,470	¥1,170,000	1,341
Mexican pesos	1/9/2017	Citibank	$2,876	MXN59,392	16
Mexican pesos	1/11/2017	Citibank	$676	MXN14,000	2
Mexican pesos	1/20/2017	JPMorgan Chase	$19,645	MXN403,550	242
Mexican pesos	1/25/2017	JPMorgan Chase	$9,344	MXN190,000	216
Singapore dollars	1/24/2017	JPMorgan Chase	$13,566	S$19,600	34
South Korean won	1/13/2017	UBS AG	$14,136	KRW16,600,000	391
Turkish lira	1/23/2017	UBS AG	$2,859	TRY10,125	3
Turkish lira	1/23/2017	JPMorgan Chase	$114	TRY405	—[12]
					$144,939
Forward currency contracts — net					$144,039
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $14,770,478,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Receive	LCH	Sonio Overnight Deposit Rates	0.207%	10/13/2018	£280,000	$(311)
Receive	LCH	Sonio Overnight Deposit Rates	0.227	10/14/2018	45,000	(30)
Receive	LCH	Sonio Overnight Deposit Rates	0.226	10/14/2018	275,000	(190)
Pay	LCH	3-month USD-LIBOR	0.821	7/8/2019	$95,000	1,789
Receive	LCH	6-month NOK-NIBOR	1.36	12/19/2019	NKr1,030,000	44
Receive	LCH	3-month USD-LIBOR	1.666	5/26/2020	$250,000	(715)
Receive	LCH	3-month USD-LIBOR	1.371	1/25/2021	270,000	(5,138)
The Bond Fund of America — Page 39 of 43

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.3705%	1/25/2021	$280,000	$(5,334)
Receive	LCH	3-month USD-LIBOR	1.3095	2/2/2021	188,000	(4,083)
Pay	LCH	3-month USD-LIBOR	1.305	4/25/2021	293,000	7,111
Receive	LCH	3-month USD-LIBOR	1.3575	6/3/2021	75,000	(1,738)
Pay	LCH	3-month USD-LIBOR	1.0695	6/17/2021	160,000	5,774
Pay	LCH	3-month USD-LIBOR	1.086	6/21/2021	74,000	2,628
Pay	LCH	3-month USD-LIBOR	2.1892	8/13/2021	50,000	(594)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	67,000	2,206
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	67,000	2,182
Pay	LCH	3-month USD-LIBOR	1.2255	9/23/2021	727,900	23,722
Pay	LCH	3-month USD-LIBOR	1.25	9/23/2021	660,000	20,770
Pay	LCH	3-month USD-LIBOR	1.225	9/23/2021	527,100	17,189
Pay	LCH	3-month USD-LIBOR	1.26775	10/7/2021	87,000	2,703
Pay	LCH	3-month USD-LIBOR	1.2796	10/11/2021	434,000	13,306
Receive	LCH	3-month USD-LIBOR	1.852	12/5/2021	15,000	(78)
Receive	LCH	3-month USD-LIBOR	1.813	12/6/2021	20,000	(141)
Receive	LCH	3-month USD-LIBOR	1.8855	12/15/2021	58,100	(218)
Receive	LCH	3-month USD-LIBOR	1.885	12/15/2021	291,900	(1,106)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	785,000	4,090
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	392,000	1,682
Receive	LCH	3-month USD-LIBOR	1.733	10/9/2022	100,000	(1,765)
Receive	LCH	3-month USD-LIBOR	1.176	2/16/2023	240,000	(12,730)
Receive	LCH	3-month USD-LIBOR	1.615	8/18/2023	270,000	(4,941)
Receive	LCH	3-month USD-LIBOR	1.309	9/27/2023	27,000	(1,426)
Receive	LCH	3-month USD-LIBOR	2.2665	12/21/2023	20,000	146
Pay	LCH	3-month USD-LIBOR	2.82125	4/11/2024	42,000	(1,850)
Pay	LCH	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(1,747)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	54,000	(1,860)
Pay	LCH	3-month USD-LIBOR	1.902	2/2/2025	3,000	75
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥6,100,000	(1,617)
Pay	LCH	3-month USD-LIBOR	2.255	5/20/2025	$75,000	(41)
Pay	LCH	6-month JPY-LIBOR	0.46995	11/17/2025	¥6,250,000	(1,394)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	$93,000	1,273
Pay	LCH	3-month USD-LIBOR	2.149	1/7/2026	10,000	113
Pay	LCH	3-month USD-LIBOR	2.0235	1/13/2026	38,000	831
Pay	LCH	3-month USD-LIBOR	1.9615	1/14/2026	110,000	2,977
Pay	LCH	6-month JPY-LIBOR	0.3822	1/15/2026	¥5,100,000	(789)
Pay	LCH	3-month USD-LIBOR	1.8855	1/25/2026	$150,000	5,043
Pay	LCH	6-month JPY-LIBOR	0.228	2/8/2026	¥8,500,000	(282)
Pay	LCH	6-month JPY-LIBOR	0.20125	2/18/2026	8,240,000	(96)
Receive	LCH	6-month JPY-LIBOR	0.1223	5/11/2026	2,000,000	(115)
Receive	LCH	6-month JPY-LIBOR	0.1173	5/13/2026	1,000,000	(62)
Receive	LCH	6-month JPY-LIBOR	0.10855	5/16/2026	2,000,000	(138)
Receive	LCH	6-month JPY-LIBOR	0.0188	6/16/2026	1,000,000	(145)
Receive	LCH	6-month JPY-LIBOR	(0.00395)	6/17/2026	2,000,000	(321)
Pay	LCH	3-month USD-LIBOR	1.3805	7/5/2026	$78,000	6,334
Pay	LCH	3-month USD-LIBOR	1.456	8/9/2026	15,000	1,134
Receive	LCH	6-month EURIBOR	0.398	10/27/2026	€6,100	(149)
Receive	LCH	6-month EURIBOR	0.408	10/27/2026	39,800	(931)
Receive	LCH	6-month EURIBOR	0.756	12/9/2026	28,000	317
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	$79,900	(1,497)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	160,300	(3,459)
The Bond Fund of America — Page 40 of 43

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	1.87%	8/18/2031	$57,000	$4,310
Receive	LCH	3-month USD-LIBOR	3.4275	4/11/2034	23,000	3,004
Receive	LCH	3-month USD-LIBOR	2.523	12/8/2035	5,000	(19)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(11,010)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	24,000	(3,124)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	25,000	(3,415)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	33,000	(852)
Pay	LCH	3-month USD-LIBOR	2.476	1/9/2045	15,000	332
Pay	LCH	3-month USD-LIBOR	2.3505	1/20/2045	3,000	145
Pay	LCH	3-month USD-LIBOR	2.717	5/26/2045	45,000	(1,296)
Pay	LCH	3-month USD-LIBOR	2.943	7/17/2045	40,000	(3,078)
Pay	LCH	3-month USD-LIBOR	2.6995	9/2/2045	40,000	(1,008)
Pay	LCH	3-month USD-LIBOR	2.7055	9/2/2045	50,000	(1,323)
Pay	LCH	3-month USD-LIBOR	2.6785	9/4/2045	60,000	(1,243)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	72,000	1,010
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	48,000	581
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	60,000	641
Pay	LCH	3-month USD-LIBOR	2.57082	11/6/2045	123,000	283
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	31
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(187)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	204
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	57,400	684
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	4,600	46
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	10,000	211
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	67,250	(137)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	49,000	1,819
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	25,000	1,001
Pay	LCH	3-month USD-LIBOR	2.3375	1/25/2046	60,000	3,157
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	53,000	2,590
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	8,000	1,028
Pay	LCH	3-month USD-LIBOR	1.9905	6/13/2046	4,000	514
Pay	LCH	3-month USD-LIBOR	1.9165	6/21/2046	8,500	1,231
Receive	LCH	3-month USD-LIBOR	1.803	7/14/2046	30,000	(5,091)
Pay	LCH	3-month USD-LIBOR	1.826	7/28/2046	30,000	4,944
Pay	LCH	6-month EURIBOR	0.9152	10/27/2046	€15,100	1,289
Pay	LCH	6-month EURIBOR	0.9007	10/27/2046	2,000	179
Pay	LCH	3-month USD-LIBOR	2.403	11/21/2046	$31,000	1,217
Receive	LCH	3-month USD-LIBOR	2.542	12/6/2046	17,000	(149)
Receive	LCH	3-month USD-LIBOR	2.5445	12/6/2046	45,000	(369)
Pay	LCH	6-month EURIBOR	1.3092	12/9/2046	€11,000	(250)
Pay	LCH	3-month USD-LIBOR	2.7265	12/22/2046	$97,000	(3,083)
						$61,225
The Bond Fund of America — Page 41 of 43

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $533,022,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized depreciation at 12/31/2016 (000)
CDX.NA.HY.25	CME	5.00%	12/20/2020	$198,000	$(13,657)	$(3,973)	$(9,684)
CDX.NA.HY.27	ICE	5.00	12/20/2021	304,600	(18,885)	(11,209)	(7,676)
							$(17,360)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $10,696,679,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
30 Day Federal Funds Futures	CME	Short	168	January 2017	$69,596	$42
10 Year Ultra U.S. Treasury Note Futures	CME	Short	5,682	March 2017	759,322	(2,421)
10 Year U.S. Treasury Note Futures	CME	Long	2,488	March 2017	309,316	(104)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	1,317	March 2017	208,323	2,726
20 Year U.S. Treasury Bond Futures	CME	Long	284	March 2017	43,264	(477)
5 Year U.S. Treasury Note Futures	CME	Long	84,019	April 2017	9,907,026	(21,009)
2 Year U.S. Treasury Note Futures	CME	Long	13,305	April 2017	2,885,056	(2,029)
90 Day Euro Dollar Futures	CME	Long	1,878	December 2017	464,168	(1,805)
90 Day Euro Dollar Futures	CME	Short	1,351	March 2018	333,593	1,382
						$(23,695)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $368,286,000, which represented 1.15% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,948,345,000, which represented 12.35% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $194,795,000, which represented .61% of the net assets of the fund.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $28,970,000, which represented .09% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Purchased on a TBA basis.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	Security did not produce income during the last 12 months.
[12]	Amount less than one thousand.

The Bond Fund of America — Page 42 of 43

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 4.022% convertible preferred	5/2/2013	$9,867	$3,406.01%
CEVA Group PLC	3/10/2010-5/2/2013	27,452	3,044.01
CEVA Group PLC, Series A-2, 3.022% convertible preferred	3/10/2010-1/23/2012	3,703	644.00
Total private placement securities		41,022	7,094.02%

Key to abbreviations and symbols
ADS = American Depositary Shares	Dist. = District	LCH = LCH.Clearnet
Agcy. = Agency	Econ. = Economic	LIBOR = London Interbank Offered Rate
AMT = Alternative Minimum Tax	EURIBOR = Euro Interbank Offered Rate	LOC = Letter of Credit
ARS = Argentine pesos	€ = Euros	MXN = Mexican pesos
Auth. = Authority	Fac. = Facility	MYR = Malaysian ringgits
BRL = Brazilian reais	Facs. = Facilities	NIBOR = Norwegian Interbank Offered Rate
£ = British pounds	Fin. = Finance	NOK/NKr = Norwegian kroner
C$ = Canadian dollars	Fncg. = Financing	Redev. = Redevelopment
CLO = Collateralized Loan Obligations	G.O. = General Obligation	Ref. = Refunding
CLP = Chilean pesos	ICE = Intercontinental Exchange, Inc.	Rev. = Revenue
CME = CME Group	INR = Indian rupees	S$ = Singapore dollars
COP = Colombian pesos	JPY/¥ = Japanese yen	TBA = To-be-announced
Dept. = Department	KRW = South Korean won	TRY = Turkish lira
Dev. = Development
Refer to the fund’s current shareholder report for additional disclosures.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-008-0217O-S54097	The Bond Fund of America — Page 43 of 43

Summary investment portfolio December 31, 2016

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	35.94%
AAA/Aaa	22.68
AA/Aa	4.00
A/A	15.32
BBB/Baa	13.27
Below investment grade	2.05
Unrated	.65
Other	.06
Short-term securities & other assets less liabilities	6.03

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 93.91%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 35.48%
U.S. Treasury 29.16%
U.S. Treasury 0.75% 2018	$210,300	$209,053
U.S. Treasury 1.625% 2019	207,500	208,538
U.S. Treasury 1.625% 2019	157,950	159,060
U.S. Treasury 1.625% 2019	124,400	125,265
U.S. Treasury 1.25% 2020[1]	296,675	294,311
U.S. Treasury 1.625% 2020[1]	374,500	374,268
U.S. Treasury 1.75% 2020	206,610	206,563
U.S. Treasury 1.75% 2020	142,270	142,570
U.S. Treasury 2.00% 2020	137,810	139,247
U.S. Treasury 1.125% 2021[1]	179,375	174,555
U.S. Treasury 1.375% 2021[1]	417,550	410,944
U.S. Treasury 1.75% 2021	370,678	367,957
U.S. Treasury 2.00% 2021	238,000	239,468
U.S. Treasury 2.125% 2021	355,000	358,049
U.S. Treasury 2.125% 2021	288,490	291,060
U.S. Treasury 2.125% 2021	234,650	236,905
U.S. Treasury 2.25% 2021	309,300	314,954
U.S. Treasury 2.25% 2021	153,829	156,257
U.S. Treasury 1.75% 2022	192,847	189,208
U.S. Treasury 2.125% 2022	350,830	350,707
U.S. Treasury 1.50% 2023	457,870	440,485
U.S. Treasury 2.125% 2023	182,663	181,521
U.S. Treasury 2.125% 2025	165,750	162,551
U.S. Treasury 1.625% 2026	147,968	138,286
U.S. Treasury 2.00% 2026	571,709	550,269
U.S. Treasury 3.00% 2045	179,525	176,584

12	The Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2046	$294,712	$247,087
U.S. Treasury 2.50% 2046	602,245	533,631
U.S. Treasury 0.88%–8.00% 2018–2046	1,927,291	1,941,148
		9,320,501

U.S. Treasury inflation-protected securities 6.29%
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	127,708	128,003
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	127,448	129,858
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	308,799	307,421
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	144,204	139,581
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	201,352	203,281
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	229,090	217,542
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	117,235	128,274
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	272,579	274,316
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2017–2043[2]	480,348	480,805
		2,009,081

Federal agency bonds & notes 0.03%
Other securities		9,987

Total U.S. Treasury bonds & notes		11,339,569

Corporate bonds & notes 29.82%
Financials 6.21%
Other securities		1,985,313

Health care 5.33%
Other securities		1,703,567

Energy 4.69%
Other securities		1,500,868

Consumer discretionary 3.44%
Other securities		1,099,031

Utilities 2.59%
Other securities		828,641

Consumer staples 2.04%
Other securities		651,492

Real estate 1.80%
Other securities		573,966

Industrials 1.08%
Other securities		344,458

Telecommunication services 1.03%
Other securities		330,203

Information technology 0.87%
Other securities		279,340

Materials 0.74%
Other securities		235,219

Total corporate bonds & notes		9,532,098

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations 18.43%
Federal agency mortgage-backed obligations 15.91%
Fannie Mae 3.00% 2046[3]		$201,532	$200,354
Fannie Mae 3.50% 2046[3]		157,615	159,677
Fannie Mae 4.00% 2046[3]		114,696	120,661
Fannie Mae 4.00% 2047[3,4]		217,389	228,449
Fannie Mae 4.50% 2047[3,4]		148,575	159,591
Fannie Mae 4.50% 2047[3,4]		126,550	136,086
Fannie Mae 0%–11.00% 2017–2047[3,4,5]		1,947,721	2,026,366
Freddie Mac 3.50% 2046[3]		286,045	293,083
Freddie Mac 3.50% 2046[3]		130,455	133,659
Freddie Mac 0%–7.50% 2019–2047[3,4]		988,816	1,030,163
Government National Mortgage Assn. 4.50% 2045[3]		116,252	124,206
Government National Mortgage Assn. 1.29%–10.00% 2021–2065[3,5]		442,183	472,047
Other securities			2,745
			5,087,087

Commercial mortgage-backed securities 1.19%
Other securities			380,255

Collateralized mortgage-backed (privately originated) 0.83%
Freddie Mac 1.76%–4.16% 2023–2028[3,5]		51,542	52,292
Other securities			212,531
			264,823

Other mortgage-backed securities 0.50%
Freddie Mac 1.08%–3.53% 2020–2026[3,5]		112,901	114,455
Other securities			44,034
			158,489

Total mortgage-backed obligations			5,890,654

Asset-backed obligations 5.75%
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[3]		480,200	479,112
Other securities			1,357,937
			1,837,049

Bonds & notes of governments & government agencies outside the U.S. 3.17%
Japan 0.10% 2024–2026[2]		¥22,843,500	207,484
United Mexican States, Series M, 6.50% 2021	MXN	2,766,800	130,272
Other securities			677,370
			1,015,126

Municipals 0.80%
Other securities			254,635

Federal agency bonds & notes 0.46%
Fannie Mae 2.125% 2026		14,240	13,499
Federal Home Loan Bank 2.75% 2018		16,635	17,040
Freddie Mac 1.25% 2019		26,500	26,369
Other securities			89,677
			146,585

Total bonds, notes & other debt instruments (cost: $30,136,020,000)			30,015,716

Convertible stocks 0.01%	Shares
Industrials 0.01%
Other securities			4,050

Total convertible stocks (cost: $13,571,000)			4,050

14	The Bond Fund of America

Preferred securities 0.01%	Shares	Value (000)
Financials 0.01%
Other securities		$3,986

Total preferred securities (cost: $5,820,000)		3,986

Common stocks 0.04%
Other 0.04%
Other securities		11,443

Total common stocks (cost: $56,021,000)		11,443

Rights & warrants 0.00%
Energy 0.00%
Other securities		—

Total rights & warrants (cost: $671,000)		—

Short-term securities 6.51%	Principal amount (000)
Federal Home Loan Bank 0.45%–0.55% due 1/19/2017–5/17/2017	$608,900	608,306
Japanese Treasury Discount Bills 0.00% due 3/10/2017	90,000,000	770,452
Microsoft Corp. 0.76%–0.86% due 2/14/2017–3/14/2017[6]	188,900	188,736
Other securities		514,733

Total short-term securities (cost: $2,196,606,000)		2,082,227

Total investment securities 100.48% (cost: $32,408,709,000)		32,117,422
Other assets less liabilities (0.48)%		(153,334)

Net assets 100.00%		$31,964,088

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $194,795,000, which represented .61% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $28,970,000, which represented .09% of the net assets of the fund. Some securities in “Other securities” (with aggregate value of $7,094,000, an aggregate cost of $41,022,000, and which represented .02% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $982,710,000.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Colombian pesos	1/27/2017	Citibank	COP42,592,900	$14,200	$(95)
Euros	1/11/2017	JPMorgan Chase	€10,139	$10,762	(80)
Euros	1/12/2017	Barclays Bank PLC	€9,605	$10,233	(114)
Euros	1/20/2017	Citibank	€11,000	$11,740	(147)
Euros	1/20/2017	JPMorgan Chase	€14,065	$15,154	(331)
Euros	1/23/2017	Citibank	€5,404	$5,637	59
Malaysian ringgits	1/13/2017	Citibank	MYR62,510	$14,119	(192)
					$(900)
Sales:
Brazilian reais	1/6/2017	Bank of America, N.A.	$4,795	BRL16,300	(203)
Brazilian reais	1/11/2017	Bank of America, N.A.	$2,405	BRL8,250	(121)
Brazilian reais	1/11/2017	Citibank	$17,758	BRL61,000	(916)
Brazilian reais	1/13/2017	JPMorgan Chase	$15,377	BRL53,000	(837)

The Bond Fund of America	15

Forward currency contracts (continued)

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
British pounds	1/24/2017	Bank of New York Mellon	$461	£370	$5
Canadian dollars	1/12/2017	Bank of America, N.A.	$17,334	C$23,100	126
Chilean pesos	1/20/2017	Citibank	$53,778	CLP35,813,750	394
Chilean pesos	1/27/2017	Citibank	$14,161	CLP9,573,000	(101)
Euros	1/13/2017	Citibank	$19,562	€18,750	(192)
Indian rupees	1/6/2017	Bank of America, N.A.	$2,908	INR200,000	(37)
Indian rupees	1/11/2017	Citibank	$949	INR65,350	(13)
Indian rupees	1/11/2017	UBS AG	$13,775	INR948,500	(184)
Indian rupees	1/11/2017	JPMorgan Chase	$17,991	INR1,238,700	(238)
Indian rupees	1/25/2017	JPMorgan Chase	$2,113	INR143,040	11
Japanese yen	3/10/2017	Bank of America, N.A.	$892,888	¥90,000,000	120,143
Japanese yen	3/17/2017	Barclays Bank PLC	$49,436	¥5,080,000	5,801
Japanese yen	3/17/2017	UBS AG	$13,137	¥1,350,000	1,541
Japanese yen	4/18/2017	JPMorgan Chase	$14,722	¥1,520,000	1,644
Japanese yen	5/12/2017	Citibank	$84,132	¥8,620,000	9,868
Japanese yen	6/9/2017	Citibank	$17,099	¥1,750,000	2,001
Japanese yen	6/9/2017	Citibank	$17,099	¥1,750,000	2,001
Japanese yen	6/9/2017	Citibank	$17,099	¥1,750,000	2,001
Japanese yen	8/10/2017	JPMorgan Chase	$11,470	¥1,170,000	1,341
Mexican pesos	1/9/2017	Citibank	$2,876	MXN59,392	16
Mexican pesos	1/11/2017	Citibank	$676	MXN14,000	2
Mexican pesos	1/20/2017	JPMorgan Chase	$19,645	MXN403,550	242
Mexican pesos	1/25/2017	JPMorgan Chase	$9,344	MXN190,000	216
Singapore dollars	1/24/2017	JPMorgan Chase	$13,566	S$19,600	34
South Korean won	1/13/2017	UBS AG	$14,136	KRW16,600,000	391
Turkish lira	1/23/2017	UBS AG	$2,859	TRY10,125	3
Turkish lira	1/23/2017	JPMorgan Chase	$114	TRY405	— [7]
					$144,939
Forward currency contracts – net					$144,039

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $14,770,478,000.

							Unrealized
							(depreciation)
							appreciation
Pay/receive			Fixed	Expiration	Notional		at 12/31/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)		(000)
Receive	LCH	Sonio Overnight Deposit Rates	0.207%	10/13/2018		£280,000	$(311)
Receive	LCH	Sonio Overnight Deposit Rates	0.227	10/14/2018		45,000	(30)
Receive	LCH	Sonio Overnight Deposit Rates	0.226	10/14/2018		275,000	(190)
Pay	LCH	3-month USD-LIBOR	0.821	7/8/2019		$95,000	1,789
Receive	LCH	6-month NOK-NIBOR	1.36	12/19/2019	NKr	1,030,000	44
Receive	LCH	3-month USD-LIBOR	1.666	5/26/2020		$250,000	(715)
Receive	LCH	3-month USD-LIBOR	1.371	1/25/2021		270,000	(5,138)
Receive	LCH	3-month USD-LIBOR	1.3705	1/25/2021		280,000	(5,334)
Receive	LCH	3-month USD-LIBOR	1.3095	2/2/2021		188,000	(4,083)
Pay	LCH	3-month USD-LIBOR	1.305	4/25/2021		293,000	7,111
Receive	LCH	3-month USD-LIBOR	1.3575	6/3/2021		75,000	(1,738)
Pay	LCH	3-month USD-LIBOR	1.0695	6/17/2021		160,000	5,774
Pay	LCH	3-month USD-LIBOR	1.086	6/21/2021		74,000	2,628
Pay	LCH	3-month USD-LIBOR	2.1892	8/13/2021		50,000	(594)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021		67,000	2,206
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021		67,000	2,182
Pay	LCH	3-month USD-LIBOR	1.2255	9/23/2021		727,900	23,722
Pay	LCH	3-month USD-LIBOR	1.25	9/23/2021		660,000	20,770
Pay	LCH	3-month USD-LIBOR	1.225	9/23/2021		527,100	17,189
Pay	LCH	3-month USD-LIBOR	1.26775	10/7/2021		87,000	2,703

16	The Bond Fund of America

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	1.2796%	10/11/2021	$434,000	$13,306
Receive	LCH	3-month USD-LIBOR	1.852	12/5/2021	15,000	(78)
Receive	LCH	3-month USD-LIBOR	1.813	12/6/2021	20,000	(141)
Receive	LCH	3-month USD-LIBOR	1.8855	12/15/2021	58,100	(218)
Receive	LCH	3-month USD-LIBOR	1.885	12/15/2021	291,900	(1,106)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	785,000	4,090
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	392,000	1,682
Receive	LCH	3-month USD-LIBOR	1.733	10/9/2022	100,000	(1,765)
Receive	LCH	3-month USD-LIBOR	1.176	2/16/2023	240,000	(12,730)
Receive	LCH	3-month USD-LIBOR	1.615	8/18/2023	270,000	(4,941)
Receive	LCH	3-month USD-LIBOR	1.309	9/27/2023	27,000	(1,426)
Receive	LCH	3-month USD-LIBOR	2.2665	12/21/2023	20,000	146
Pay	LCH	3-month USD-LIBOR	2.82125	4/11/2024	42,000	(1,850)
Pay	LCH	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(1,747)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	54,000	(1,860)
Pay	LCH	3-month USD-LIBOR	1.902	2/2/2025	3,000	75
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥6,100,000	(1,617)
Pay	LCH	3-month USD-LIBOR	2.255	5/20/2025	$75,000	(41)
Pay	LCH	6-month JPY-LIBOR	0.46995	11/17/2025	¥6,250,000	(1,394)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	$93,000	1,273
Pay	LCH	3-month USD-LIBOR	2.149	1/7/2026	10,000	113
Pay	LCH	3-month USD-LIBOR	2.0235	1/13/2026	38,000	831
Pay	LCH	3-month USD-LIBOR	1.9615	1/14/2026	110,000	2,977
Pay	LCH	6-month JPY-LIBOR	0.3822	1/15/2026	¥5,100,000	(789)
Pay	LCH	3-month USD-LIBOR	1.8855	1/25/2026	$150,000	5,043
Pay	LCH	6-month JPY-LIBOR	0.228	2/8/2026	¥8,500,000	(282)
Pay	LCH	6-month JPY-LIBOR	0.20125	2/18/2026	8,240,000	(96)
Receive	LCH	6-month JPY-LIBOR	0.1223	5/11/2026	2,000,000	(115)
Receive	LCH	6-month JPY-LIBOR	0.1173	5/13/2026	1,000,000	(62)
Receive	LCH	6-month JPY-LIBOR	0.10855	5/16/2026	2,000,000	(138)
Receive	LCH	6-month JPY-LIBOR	0.0188	6/16/2026	1,000,000	(145)
Receive	LCH	6-month JPY-LIBOR	(0.00395)	6/17/2026	2,000,000	(321)
Pay	LCH	3-month USD-LIBOR	1.3805	7/5/2026	$78,000	6,334
Pay	LCH	3-month USD-LIBOR	1.456	8/9/2026	15,000	1,134
Receive	LCH	6-month EURIBOR	0.398	10/27/2026	€6,100	(149)
Receive	LCH	6-month EURIBOR	0.408	10/27/2026	39,800	(931)
Receive	LCH	6-month EURIBOR	0.756	12/9/2026	28,000	317
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	$79,900	(1,497)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	160,300	(3,459)
Pay	LCH	3-month USD-LIBOR	1.87	8/18/2031	57,000	4,310
Receive	LCH	3-month USD-LIBOR	3.4275	4/11/2034	23,000	3,004
Receive	LCH	3-month USD-LIBOR	2.523	12/8/2035	5,000	(19)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(11,010)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	24,000	(3,124)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	25,000	(3,415)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	33,000	(852)
Pay	LCH	3-month USD-LIBOR	2.476	1/9/2045	15,000	332
Pay	LCH	3-month USD-LIBOR	2.3505	1/20/2045	3,000	145
Pay	LCH	3-month USD-LIBOR	2.717	5/26/2045	45,000	(1,296)
Pay	LCH	3-month USD-LIBOR	2.943	7/17/2045	40,000	(3,078)
Pay	LCH	3-month USD-LIBOR	2.6995	9/2/2045	40,000	(1,008)
Pay	LCH	3-month USD-LIBOR	2.7055	9/2/2045	50,000	(1,323)
Pay	LCH	3-month USD-LIBOR	2.6785	9/4/2045	60,000	(1,243)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	72,000	1,010
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	48,000	581
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	60,000	641
Pay	LCH	3-month USD-LIBOR	2.57082	11/6/2045	123,000	283
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	31
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(187)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	204
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	57,400	684
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	4,600	46
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	10,000	211

The Bond Fund of America	17

Interest rate swaps (continued)

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.59125%	12/16/2045	$67,250	$(137)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	49,000	1,819
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	25,000	1,001
Pay	LCH	3-month USD-LIBOR	2.3375	1/25/2046	60,000	3,157
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	53,000	2,590
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	8,000	1,028
Pay	LCH	3-month USD-LIBOR	1.9905	6/13/2046	4,000	514
Pay	LCH	3-month USD-LIBOR	1.9165	6/21/2046	8,500	1,231
Receive	LCH	3-month USD-LIBOR	1.803	7/14/2046	30,000	(5,091)
Pay	LCH	3-month USD-LIBOR	1.826	7/28/2046	30,000	4,944
Pay	LCH	6-month EURIBOR	0.9152	10/27/2046	€15,100	1,289
Pay	LCH	6-month EURIBOR	0.9007	10/27/2046	2,000	179
Pay	LCH	3-month USD-LIBOR	2.403	11/21/2046	$31,000	1,217
Receive	LCH	3-month USD-LIBOR	2.542	12/6/2046	17,000	(149)
Receive	LCH	3-month USD-LIBOR	2.5445	12/6/2046	45,000	(369)
Pay	LCH	6-month EURIBOR	1.3092	12/9/2046	€11,000	(250)
Pay	LCH	3-month USD-LIBOR	2.7265	12/22/2046	$97,000	(3,083)
						$61,225

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $533,022,000.

Centrally cleared credit default swaps on credit indices — buy protection

Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized depreciation at 12/31/2016 (000)
CDX.NA.HY.25	CME	5.00%	12/20/2020	$198,000	$(13,657)	$(3,973)	$(9,684)
CDX.NA.HY.27	ICE	5.00	12/20/2021	304,600	(18,885)	(11,209)	(7,676)
							$(17,360)

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $10,696,679,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
30 Day Federal Funds Futures	CME	Short	168	January 2017	$69,596	$42
10 Year Ultra U.S. Treasury Note Futures	CME	Short	5,682	March 2017	759,322	(2,421)
10 Year U.S. Treasury Note Futures	CME	Long	2,488	March 2017	309,316	(104)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	1,317	March 2017	208,323	2,726
20 Year U.S. Treasury Bond Futures	CME	Long	284	March 2017	43,264	(477)
5 Year U.S. Treasury Note Futures	CME	Long	84,019	April 2017	9,907,026	(21,009)
2 Year U.S. Treasury Note Futures	CME	Long	13,305	April 2017	2,885,056	(2,029)
90 Day Euro Dollar Futures	CME	Long	1,878	December 2017	464,168	(1,805)
90 Day Euro Dollar Futures	CME	Short	1,351	March 2018	333,593	1,382
						$(23,695)

18	The Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $368,286,000, which represented 1.15% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,948,345,000, which represented 12.35% of the net assets of the fund.
[7]	Amount less than one thousand.

Key to abbreviations and symbols
BRL = Brazilian reais
£ = British pounds
C$ = Canadian dollars
CLP = Chilean pesos
CME = CME Group
COP = Colombian pesos
EURIBOR = Euro Interbank Offered Rate
€ = Euros
ICE = Intercontinental Exchange, Inc.
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK/NKr = Norwegian kroner
S$ = Singapore dollars
TBA = To-be-announced
TRY = Turkish lira

See Notes to Financial Statements

The Bond Fund of America	19

Financial statements

Statement of assets and liabilities
at December 31, 2016	(dollars in thousands)

Assets:
Investment securities, at value (cost: $32,408,709)		$32,117,422
Cash		3,685
Cash denominated in currencies other than U.S. dollars (cost: $13,113)		13,067
Unrealized appreciation on open forward currency contracts		147,840
Receivables for:
Sales of investments	$1,064,011
Sales of fund’s shares	78,156
Closed forward currency contracts	16,969
Variation margin	81,393
Dividends and interest	177,620
Other	920	1,419,069
		33,701,083
Liabilities:
Unrealized depreciation on open forward currency contracts		3,801
Payables for:
Purchases of investments	1,585,868
Repurchases of fund’s shares	65,918
Dividends on fund’s shares	2,381
Closed forward currency contracts	636
Investment advisory services	5,012
Services provided by related parties	7,555
Trustees’ deferred compensation	745
Variation margin	64,210
Other	869	1,733,194
Net assets at December 31, 2016		$31,964,088

Net assets consist of:
Capital paid in on shares of beneficial interest		$33,452,425
Undistributed net investment income		2,550
Accumulated net realized loss		(1,363,273)
Net unrealized depreciation		(127,614)
Net assets at December 31, 2016		$31,964,088

See Notes to Financial Statements

20	The Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (2,512,215 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$19,436,620	1,527,620	$12.72
Class B	19,674	1,546	12.72
Class C	1,276,382	100,317	12.72
Class F-1	757,323	59,522	12.72
Class F-2	3,337,867	262,340	12.72
Class 529-A	916,888	72,063	12.72
Class 529-B	1,607	126	12.72
Class 529-C	321,589	25,275	12.72
Class 529-E	47,585	3,740	12.72
Class 529-F-1	77,249	6,071	12.72
Class R-1	42,273	3,322	12.72
Class R-2	514,367	40,427	12.72
Class R-2E	9,268	728	12.72
Class R-3	651,118	51,175	12.72
Class R-4	556,104	43,707	12.72
Class R-5E	10	1	12.72
Class R-5	148,883	11,701	12.72
Class R-6	3,849,281	302,534	12.72

See Notes to Financial Statements

The Bond Fund of America	21

Statement of operations
for the year ended December 31, 2016	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $364)	$738,982
Dividends	119	$739,101
Fees and expenses*:
Investment advisory services	57,403
Distribution services	79,216
Transfer agent services	41,510
Administrative services	7,480
Reports to shareholders	1,790
Registration statement and prospectus	1,487
Trustees’ compensation	256
Auditing and legal	209
Custodian	375
Other	1,355	191,081
Net investment income		548,020

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $345)	472,749
Forward currency contracts	(47,740)
Interest rate swaps	29,099
Credit default swaps	(37,597)
Futures contracts	(190,541)
Currency transactions	(9,651)	216,319
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $440)	(179,697)
Forward currency contracts	146,726
Interest rate swaps	56,289
Credit default swaps	(18,769)
Futures contracts	(23,695)
Currency translations	(143)	(19,289)
Net realized gain and unrealized depreciation		197,030
Net increase in net assets resulting from operations		$745,050

*  Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
(dollars in thousands)

	Year ended December 31
	2016	2015
Operations:
Net investment income	$548,020	$502,317
Net realized gain	216,319	241,515
Net unrealized depreciation	(19,289)	(683,564)
Net increase in net assets resulting from operations	745,050	60,268

Dividends paid or accrued to shareholders from net investment income	(514,154)	(547,669)

Net capital share transactions	3,471,685	780,496

Total increase in net assets	3,702,581	293,095

Net assets:
Beginning of year	28,261,507	27,968,412
End of year (including undistributed net investment income: $2,550 and $17,160, respectively)	$31,964,088	$28,261,507

See Notes to Financial Statements

22	The Bond Fund of America

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

The Bond Fund of America	23

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

24	The Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$11,339,569	$—	$11,339,569
Corporate bonds & notes	—	9,517,643	14,455	9,532,098
Mortgage-backed obligations	—	5,890,654	—	5,890,654
Asset-backed obligations	—	1,804,759	32,290	1,837,049
Bonds & notes of governments & government agencies outside the U.S.	—	1,015,126	—	1,015,126
Municipals	—	254,635	—	254,635
Federal agency bonds & notes	—	146,585	—	146,585
Convertible stocks	—	4,050	—	4,050
Preferred securities	—	3,986	—	3,986
Common stocks	1,483	5,049	4,911	11,443
Short-term securities	—	2,082,227	—	2,082,227
Total	$1,483	$32,064,283	$51,656	$32,117,422

The Bond Fund of America	25

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$147,840	$—	$147,840
Unrealized appreciation on interest rate swaps	—	153,890	—	153,890
Unrealized appreciation on futures contracts	4,150	—	—	4,150
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,801)	—	(3,801)
Unrealized depreciation on interest rate swaps	—	(92,665)	—	(92,665)
Unrealized depreciation on credit default swaps	—	(17,360)	—	(17,360)
Unrealized depreciation on futures contracts	(27,845)	—	—	(27,845)
Total	$(23,695)	$187,904	$—	$164,209

*  Forward currency contracts, interest rate swaps, credit default swaps and futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal

26	The Bond Fund of America

agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The Bond Fund of America	27

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in a transaction that involves unfunded commitments, which may obligate the fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure as of December 31, 2016, was $259,000. Should such commitments become due in full, these amounts would represent less than .01% of the net assets of the fund as of December 31, 2016.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying

28	The Bond Fund of America

issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

The Bond Fund of America	29

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts, interest rate swaps, credit default swaps and futures contracts as of, or for the year ended, December 31, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$147,840	Unrealized depreciation on open forward currency contracts	$3,801
Forward currency	Currency	Receivables for closed forward currency contracts	16,969	Payables for closed forward currency contracts	636
Interest rate swaps	Interest	Net unrealized appreciation*	153,890	Net unrealized depreciation*	92,665
Credit default swaps	Credit	Net unrealized appreciation*	—	Net unrealized depreciation*	17,360
Futures contracts	Interest	Net unrealized appreciation*	4,150	Net unrealized depreciation*	27,845
			$322,849		$142,307

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(47,740)	Net unrealized appreciation on forward currency contracts	$146,726
Interest rate swaps	Interest	Net realized gain on interest rate swaps	29,099	Net unrealized appreciation on interest rate swaps	56,289
Credit default swaps	Credit	Net realized loss on credit default swaps	(37,597)	Net unrealized depreciation on credit default swaps	(18,769)
Futures contracts	Interest	Net realized loss on futures contracts	(190,541)	Net unrealized depreciation on futures contracts	(23,695)
			$(246,779)		$160,551

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and futures contracts as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of forward currency contracts, interest rate swaps, credit default swaps, futures contracts and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

30	The Bond Fund of America

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2016, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$125,597	$(664)	$(124,933)	$—	$—
Bank of New York Mellon	5	—	—	—	5
Barclays Bank PLC	7,348	(114)	(7,234)	—	—
Citibank	17,270	(1,655)	(15,615)	—	—
HSBC Bank	876	(257)	(619)	—	—
JPMorgan Chase	11,307	(1,563)	(9,744)	—	—
UBS AG	2,406	(184)	(2,191)	—	31
Total	$164,809	$(4,437)	$(160,336)	$—	$36
Liabilities:
Bank of America, N.A.	$664	$(644)	$—	$—	$—
Barclays Bank PLC	114	(114)	—	—	—
Citibank	1,655	(1,655)	—	—	—
HSBC Bank	257	(257)	—	—	—
JPMorgan Chase	1,563	(1,563)	—	—	—
UBS AG	184	(184)	—	—	—
Total	$4,437	$(4,437)	$—	$—	$—

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2013, by state tax authorities for tax years before 2012 and by tax authorities outside the U.S. for tax years before 2014.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S.

The Bond Fund of America	31

taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2016, the fund reclassified $48,468,000 from undistributed net investment income to accumulated net realized loss and $8,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$132,930
Capital loss carryforward expiring 2017*	(1,282,818)
Gross unrealized appreciation on investment securities	332,400
Gross unrealized depreciation on investment securities	(672,148)
Net unrealized depreciation on investment securities	(339,748)
Cost of investment securities	32,457,170

*	Reflects the utilization of capital loss carryforward of $295,779,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31
Share class	2016		2015
Class A	$331,377		$369,608
Class B	436		1,428
Class C	12,115		16,772
Class F-1	12,250		13,147
Class F-2	42,281		31,899
Class 529-A	14,899		17,368
Class 529-B	33		115
Class 529-C	2,833		3,951
Class 529-E	681		824
Class 529-F-1	1,403		1,475
Class R-1	419		631
Class R-2	5,073		7,139
Class R-2E	77		6
Class R-3	9,355		11,673
Class R-4	9,284		10,136
Class R-5E*	—	†	—	†
Class R-5	3,606		4,690
Class R-6	68,032		56,807
Total	$514,154		$547,669

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily,

32	The Bond Fund of America

based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2016, the investment advisory services fee was $57,403,000, which was equivalent to an annualized rate of 0.186% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. From January 1, 2016 to June 30, 2016, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee was amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on such assets between $20 billion and $100 billion, and 0.03% on such assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The Bond Fund of America	33

For the year ended December 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$48,192	$30,179		$1,973		Not applicable
Class B	484	88		Not applicable		Not applicable
Class C	13,650	2,105		685		Not applicable
Class F-1	1,833	1,068		372		Not applicable
Class F-2	Not applicable	2,383		1,081		Not applicable
Class 529-A	2,148	1,226		467		$736
Class 529-B	43	8		2		4
Class 529-C	3,350	470		170		269
Class 529-E	243	36		24		39
Class 529-F-1	—	100		38		60
Class R-1	456	53		23		Not applicable
Class R-2	4,028	1,963		272		Not applicable
Class R-2E	36	12		3		Not applicable
Class R-3	3,384	1,130		341		Not applicable
Class R-4	1,369	567		275		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	99		92		Not applicable
Class R-6	Not applicable	23		1,662		Not applicable
Total class-specific expenses	$79,216	$41,510		$7,480		$1,108

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $256,000 in the fund’s statement of operations reflects $217,000 in current fees (either paid in cash or deferred) and a net increase of $39,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

34	The Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class A	$3,951,151	305,755	$322,470	24,958		$(3,596,110)	(278,510)	$677,511	52,203
Class B	2,346	182	426	33		(67,889)	(5,259)	(65,117)	(5,044)
Class C	299,015	23,154	11,733	909		(410,436)	(31,798)	(99,688)	(7,735)
Class F-1	265,974	20,611	11,850	917		(199,852)	(15,485)	77,972	6,043
Class F-2	2,487,608	191,937	41,181	3,190		(692,695)	(53,585)	1,836,094	141,542
Class 529-A	156,763	12,132	14,850	1,150		(161,563)	(12,512)	10,050	770
Class 529-B	441	34	33	2		(6,302)	(488)	(5,828)	(452)
Class 529-C	58,197	4,506	2,819	218		(79,881)	(6,190)	(18,865)	(1,466)
Class 529-E	7,869	608	678	53		(9,195)	(712)	(648)	(51)
Class 529-F-1	21,542	1,671	1,394	108		(17,920)	(1,391)	5,016	388
Class R-1	9,616	746	416	32		(15,151)	(1,173)	(5,119)	(395)
Class R-2	141,658	10,987	5,019	389		(183,298)	(14,209)	(36,621)	(2,833)
Class R-2E	9,530	736	77	6		(1,607)	(125)	8,000	617
Class R-3	200,062	15,507	9,283	719		(227,210)	(17,608)	(17,865)	(1,382)
Class R-4	160,132	12,401	9,254	716		(129,996)	(10,073)	39,390	3,044
Class R-5E	—	—	—	—		—	—	—	—
Class R-5	62,293	4,830	3,478	269		(126,576)	(9,737)	(60,805)	(4,638)
Class R-6	1,232,208	95,329	68,034	5,264		(172,034)	(13,261)	1,128,208	87,332
Total net increase (decrease)	$9,066,405	701,126	$502,995	38,933		$(6,097,715)	(472,116)	$3,471,685	267,943

Year ended December 31, 2015

Class A	$2,835,690	221,702	$358,397	28,022		$(2,985,792)	(233,593)	$208,295	16,131
Class B	3,718	290	1,390	109		(86,526)	(6,766)	(81,418)	(6,367)
Class C	247,243	19,325	16,131	1,262		(380,924)	(29,798)	(117,550)	(9,211)
Class F-1	209,390	16,372	12,686	992		(190,480)	(14,882)	31,596	2,482
Class F-2	597,049	46,646	31,107	2,433		(383,033)	(29,979)	245,123	19,100
Class 529-A	119,755	9,362	17,305	1,353		(162,892)	(12,759)	(25,832)	(2,044)
Class 529-B	747	58	113	9		(8,326)	(651)	(7,466)	(584)
Class 529-C	50,233	3,926	3,931	307		(82,732)	(6,479)	(28,568)	(2,246)
Class 529-E	6,410	501	821	64		(9,257)	(725)	(2,026)	(160)
Class 529-F-1	19,884	1,557	1,468	115		(14,851)	(1,164)	6,501	508
Class R-1	11,206	876	626	49		(19,650)	(1,539)	(7,818)	(614)
Class R-2	133,437	10,427	7,064	552		(192,583)	(15,067)	(52,082)	(4,088)
Class R-2E	1,391	110	5	—	[2]	(154)	(12)	1,242	98
Class R-3	170,152	13,295	11,578	905		(238,779)	(18,681)	(57,049)	(4,481)
Class R-4	169,535	13,224	10,103	790		(138,127)	(10,796)	41,511	3,218
Class R-5E3	10	1	—	—		—	—	10	1
Class R-5	67,235	5,245	4,715	368		(70,460)	(5,468)	1,490	145
Class R-6	864,399	67,542	56,704	4,436		(296,566)	(23,197)	624,537	48,781
Total net increase (decrease)	$5,507,484	430,459	$534,144	41,766		$(5,261,132)	(411,556)	$780,496	60,669

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $76,349,658,000 and $74,592,995,000, respectively, during the year ended December 31, 2016.

The Bond Fund of America	35

Financial highlights

		Income (loss) from
		investment operations[1]
			Net gains
	Net asset		(losses) on		Dividends	Net asset			Ratio of	Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	end	Total	end of period	to average	to average
	of period	income	unrealized)	operations	income)	of period	return[2]	(in millions)	net assets	net assets
Class A:
Year ended 12/31/2016	$12.59	$.23	$.12	$.35	$(.22)	$12.72	2.74%	$19,437	.61%	1.79%
Year ended 12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.23	18,580	.60	1.81
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	18,691	.62	2.11
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	18,895	.61	2.10
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.90	24,142	.60	2.33
Class B:
Year ended 12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.97	20	1.37	1.01
Year ended 12/31/2015	12.81	.13	(.19)	(.06)	(.16)	12.59	(.51)	83	1.34	1.05
Year ended 12/31/2014	12.40	.18	.41	.59	(.18)	12.81	4.75	166	1.36	1.40
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	257	1.36	1.33
Year ended 12/31/2012	12.55	.21	.43	.64	(.24)	12.95	5.10	441	1.35	1.60
Class C:
Year ended 12/31/2016	12.59	.12	.12	.24	(.11)	12.72	1.94	1,276	1.40	1.00
Year ended 12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.56)	1,361	1.40	1.01
Year ended 12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.71	1,502	1.41	1.33
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.76)	1,680	1.41	1.29
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.05	2,400	1.39	1.54
Class F-1:
Year ended 12/31/2016	12.59	.22	.12	.34	(.21)	12.72	2.71	757	.64	1.76
Year ended 12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.21	673	.63	1.78
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	653	.62	2.15
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(2.03)	961	.64	2.06
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.88	1,452	.61	2.32
Class F-2:
Year ended 12/31/2016	12.59	.26	.12	.38	(.25)	12.72	3.00	3,338	.36	2.03
Year ended 12/31/2015	12.81	.26	(.20)	.06	(.28)	12.59	.47	1,521	.37	2.05
Year ended 12/31/2014	12.40	.29	.43	.72	(.31)	12.81	5.82	1,303	.35	2.27
Year ended 12/31/2013	12.95	.29	(.52)	(.23)	(.32)	12.40	(1.75)	467	.37	2.36
Year ended 12/31/2012	12.55	.33	.43	.76	(.36)	12.95	6.16	483	.35	2.56
Class 529-A:
Year ended 12/31/2016	12.59	.22	.12	.34	(.21)	12.72	2.66	917	.69	1.71
Year ended 12/31/2015	12.81	.22	(.20)	.02	(.24)	12.59	.13	898	.70	1.71
Year ended 12/31/2014	12.40	.26	.41	.67	(.26)	12.81	5.44	939	.71	2.02
Year ended 12/31/2013	12.95	.25	(.52)	(.27)	(.28)	12.40	(2.08)	947	.70	2.01
Year ended 12/31/2012	12.55	.29	.43	.72	(.32)	12.95	5.80	1,101	.68	2.24
Class 529-B:
Year ended 12/31/2016	12.59	.11	.12	.23	(.10)	12.72	1.85	2	1.50	.89
Year ended 12/31/2015	12.81	.12	(.20)	(.08)	(.14)	12.59	(.64)	7	1.47	.92
Year ended 12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.62	15	1.49	1.27
Year ended 12/31/2013	12.95	.15	(.52)	(.37)	(.18)	12.40	(2.84)	23	1.49	1.21
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.96	39	1.48	1.47

36	The Bond Fund of America

		Income (loss) from
		investment operations[1]
			Net gains
	Net asset		(losses) on		Dividends	Net asset				Ratio of		Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,		expenses		net income
	beginning	investment	realized and	investment	investment	end	Total	end of period		to average		to average
	of period	income	unrealized)	operations	income)	of period	return[2]	(in millions)		net assets		net assets
Class 529-C:
Year ended 12/31/2016	$12.59	$.12	$.12	$.24	$(.11)	$12.72	1.88%	$322		1.45%		.95%
Year ended 12/31/2015	12.81	.12	(.20)	(.08)	(.14)	12.59	(.63)	337		1.46		.95
Year ended 12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.64	371		1.47		1.26
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.83)	388		1.48		1.24
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.97	477		1.46		1.46
Class 529-E:
Year ended 12/31/2016	12.59	.19	.12	.31	(.18)	12.72	2.45	48		.90		1.50
Year ended 12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	48		.91		1.50
Year ended 12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	51		.93		1.80
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	52		.93		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	61		.93		1.99
Class 529-F-1:
Year ended 12/31/2016	12.59	.25	.12	.37	(.24)	12.72	2.89	77		.46		1.94
Year ended 12/31/2015	12.81	.25	(.20)	.05	(.27)	12.59	.36	71		.47		1.94
Year ended 12/31/2014	12.40	.28	.42	.70	(.29)	12.81	5.68	66		.48		2.24
Year ended 12/31/2013	12.95	.28	(.52)	(.24)	(.31)	12.40	(1.86)	62		.48		2.24
Year ended 12/31/2012	12.55	.32	.43	.75	(.35)	12.95	6.04	73		.46		2.45
Class R-1:
Year ended 12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.97	42		1.37		1.03
Year ended 12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.53)	47		1.36		1.05
Year ended 12/31/2014	12.40	.17	.42	.59	(.18)	12.81	4.75	55		1.36		1.37
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	58		1.37		1.34
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.08	81		1.36		1.57
Class R-2:
Year ended 12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.98	514		1.35		1.05
Year ended 12/31/2015	12.81	.14	(.20)	(.06)	(.16)	12.59	(.51)	545		1.34		1.07
Year ended 12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.73	606		1.39		1.34
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.70)	636		1.35		1.37
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.09	807		1.36		1.57
Class R-2E:
Year ended 12/31/2016	12.59	.17	.12	.29	(.16)	12.72	2.31	9		1.05		1.36
Year ended 12/31/2015	12.81	.18	(.19)	(.01)	(.21)	12.59	(.07)	1		.96		1.41
Period from 8/29/2014 to 12/31/2014[3,4]	12.82	.07	.01	.08	(.09)	12.81	.63 [5,6]	—	[7]	.25	[5,6]	.52	[5,6]
Class R-3:
Year ended 12/31/2016	12.59	.19	.12	.31	(.18)	12.72	2.43	651		.91		1.49
Year ended 12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	662		.91		1.50
Year ended 12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	731		.93		1.80
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	748		.92		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	955		.92		2.00

See page 38 for footnotes.

The Bond Fund of America	37

Financial highlights (continued)

		Income (loss) from
		investment operations[1]
			Net gains
	Net asset		(losses) on		Dividends	Net asset				Ratio of		Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,		expenses		net income
	beginning	investment	realized and	investment	investment	end	Total	end of period		to average		to average
	of period	income	unrealized)	operations	income)	of period	return[2]	(in millions)		net assets		net assets
Class R-4:
Year ended 12/31/2016	$12.59	$.23	$.12	$.35	$(.22)	$12.72	2.75%	$556		.60%		1.80%
Year ended 12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.24	512		.59		1.82
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.55	480		.61		2.12
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	484		.60		2.11
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.89	602		.60		2.33
Class R-5E:
Year ended 12/31/2016	12.59	.25	.12	.37	(.24)	12.72	2.89	—	[7]	.47		1.91
Period from 11/20/2015 to 12/31/2015[3,8]	12.66	.03	(.06)	(.03)	(.04)	12.59	(.24)[5]	—	[7]	.05	[5]	.22	[5]
Class R-5:
Year ended 12/31/2016	12.59	.27	.12	.39	(.26)	12.72	3.05	149		.31		2.13
Year ended 12/31/2015	12.81	.27	(.20)	.07	(.29)	12.59	.54	206		.30		2.11
Year ended 12/31/2014	12.40	.31	.41	.72	(.31)	12.81	5.86	207		.31		2.43
Year ended 12/31/2013	12.95	.30	(.52)	(.22)	(.33)	12.40	(1.70)	226		.31		2.41
Year ended 12/31/2012	12.55	.34	.43	.77	(.37)	12.95	6.20	311		.31		2.63
Class R-6:
Year ended 12/31/2016	12.59	.27	.12	.39	(.26)	12.72	3.11	3,849		.25		2.15
Year ended 12/31/2015	12.81	.28	(.20)	.08	(.30)	12.59	.58	2,710		.25		2.16
Year ended 12/31/2014	12.40	.31	.42	.73	(.32)	12.81	5.92	2,132		.26		2.42
Year ended 12/31/2013	12.95	.31	(.52)	(.21)	(.34)	12.40	(1.65)	1,128		.26		2.51
Year ended 12/31/2012	12.55	.35	.43	.78	(.38)	12.95	6.26	559		.25		2.61

	Year ended December 31
Portfolio turnover rate for all share classes[9]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	363%	401%	348%	419%	264%
Excluding mortgage dollar roll transactions	168%	151%	136%	Not available

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class R-2E shares were offered beginning August 29, 2014.
[5]	Not annualized.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Class R-5E shares were offered beginning November 20, 2015.
[9]	Refer to Note 5 for more information on mortgage dollar rolls.

See Notes to Financial Statements

38	The Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the summary investment portfolio, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, brokers, and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
February 10, 2017

The Bond Fund of America

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 002-50700 and 1933 Act No. 811-02444)

(a)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11; Amended and Restated Agreement and Declaration of Trust dated 12/5/12 – previously filed (see (P/E Amendment No. 65 filed 2/27/13); Certificate of Establishment and Designation of Class R-2E Shares – previously filed (see P/E Amendment No. 69 filed 8/28/14); Certificate of Establishment and Designation of Class R-5E Shares dated 9/2/15 – previously filed (see P/E Amendment No. 73 filed 10/30/15); and Certificate of Establishment and Designation of Class F-3 Shares dated 9/14/16 – previously filed (see P/E Amendment No. 77 filed 12/29/16)

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 3/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement effective 1/1/17; Form of Selling Group Agreement; Form of Bank/Trust Company Selling Group Agreement; Form of Class F Share Participation Agreement; and Form of Bank/Trust Company Participation Agreement for Class F Shares

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/14 – previously filed (see P/E Amendment No. 75 filed 2/29/16)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 73 filed 10/30/15)

(h-1)	Other Material Contracts – Form of Indemnification Agreement - previously filed (see P/E Amendment No. 61 filed 2/28/11); and Form of Agreement and Plan of Reorganization dated 8/24/09 - previously filed (see P/E Amendment No. 61 filed 2/28/11)

(h-2)	Amended and Restated Shareholder Services Agreement effective 1/1/17; and Amended and Restated Administrative Services Agreement effective 1/1/17

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 61 filed 2/28/11; P/E Amendment No. 69 filed 8/28/14; P/E Amendment No. 73 filed 10/30/15; and P/E Amendment No. 77 filed 12/29/16)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)        Omitted Financial Statements - none

(l)	Initial Capital Agreements - previously filed (see P/E Amendment No. 41 filed 2/28/97)

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 3/1/11 - previously filed (see P/E Amendment No. 61 filed 2/28/11); and Form of Plan of Distribution for Class R-2E shares dated 8/29/14 – previously filed (see P/E Amendment No. 69 filed 8/28/14)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan effective 1/1/17

(o)        Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated October 2016; and Code of Ethics for Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Raymond Ahn	Vice President	None
LAO	C. Thomas Akin II	Regional Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Senior Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None

LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None
LAO	Michel L. Bergesen	Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	William P. Brady	Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
IND	Robert W. Brinkman	Assistant Vice President	None
LAO	Kevin G. Broulette	Assistant Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jennifer A. Bruce	Assistant Vice President	None
LAO	Gary D. Bryce	Vice President	None
IRV	Eileen K. Buckner	Assistant Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None
LAO	Kelly V. Campbell	Vice President	None
LAO	Anthon S. Cannon III	Assistant Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James D. Carter	Vice President	None

LAO	Stephen L. Caruthers	Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Craig L. Castner	Regional Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	Kent W. Chan	Vice President	None
LAO	Becky C. Chao	Vice President	None
LAO	David D. Charlton	Senior Vice President	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Daniel A. Chodosch	Regional Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Senior Vice President	None
IND	G. Michael Cisternino	Assistant Vice President	None
LAO	Andrew R. Claeson	Regional Vice President	None
LAO	Kevin G. Clifford	Director, Chairman and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Hannah L. Coan	Vice President	None
LAO	Ruth M. Collier	Senior Vice President	None

IND	Timothy J. Colvin	Regional Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	Hanh M. Dao	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Scott T. Davis	Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Vice President	None
LAO	Thomas L. Donham	Vice President	None

LAO	John H. Donovan IV	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
SNO	Bryan K. Dunham	Assistant Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Damian Eckstein	Regional Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Bryan R. Favilla	Regional Vice President	None
LAO	Mark A. Ferraro	Regional Vice President	None
LAO	James M. Ferrauilo	Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	Kevin H. Folks	Regional Vice President	None

LAO	David R. Ford	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Vanda S. Freesman	Vice President	None
LAO	Daniel Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Regional Vice President	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
SNO	Virginia Guevara	Assistant Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Regional Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None

LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
IRV	DeAnn C. Haley	Vice President	None
LAO	Paul B. Hammond	Senior Vice President	None
LAO	Philip E. Haning	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Brandon S. Hansen	Regional Vice President	None
LAO	Derek S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Vice President	None
LAO	Clifford W. “Webb” Heidinger	Regional Vice President	None
LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Regional Vice President	None

LAO	Frederic J. Huber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	James A. Humpherson Mollett	Regional Vice President	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Sarah C. Johnson	Vice President	None
LAO	Brendan M. Jonland	Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas J. Joyce	Vice President	None
LAO	Maria Karahalis	Senior Vice President, Capital Group Institutional Investment Services Division
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Jason A. Kerr	Vice President	None

LAO	Ryan C. Kidwell	Vice President	None
LAO	Layla S. Kim	Vice President	None
IRV	Michael C. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	James M. Kreider	Vice President	None
IRV	Theresa A. Kristiansen	Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Richard M. Lang	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
SNO	Sandra A. Lass	Assistant Vice President	None
LAO	Andrew Le Blanc	Senior Vice President	None
LAO	Matthew N. Leeper	Vice President	None
LAO	Clay M. Leveritt	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Heather M. Lord	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Sirish S. Mani	Vice President	None

LAO	Brooke M. Marrujo	Vice President	None
LAO	Stephen B. May	Regional Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Simon Mendelson	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	Jennifer M. Miller	Regional Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Vice President	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Vice President	None

LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and President; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Vice President	None
LAO	Kristina E. Page	Regional Vice President	None
LAO	Rodney Dean Parker II	Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Assistant Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President, Capital Group Institutional Investment Services Division	None

LAO	David K. Petzke	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Keith A. Piken	Senior Vice President	None
LAO	John Pinto	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Carl S. Platou	Senior Vice President	None
SNO	Andrew H. Plummer	Assistant Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Vice President	None
LAO	Leah K. Porter	Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Abbas Qasim	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sunder R. Ramkumar	Senior Vice President	None
LAO	Rachel M. Ramos	Assistant Vice President	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None

LAO	Rene M. Reincke	Vice President	None
LAO	Christopher J. Richardson	Regional Vice President	None
SNO	Stephanie A. Robichaud	Assistant Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Regional Vice President	None
LAO	Thomas W. Rose	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Tracy M. Roth	Assistant Vice President	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Assistant Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Brad W. Short	Vice President	None

LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Melissa A. Sloane	Regional Vice President	None
LAO	Matthew T. Smith	Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Jason M. Snow	Regional Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Margaret V. Steinbach	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
IRV	Todd O. Stucke	Assistant Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Scott E. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Russell W. Tipper	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None

LAO	David E. Unanue	Senior Vice President	None
LAO	Idoya Urrutia	Assistant Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
LAO	Michael R. Van Wyk	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	Spilios Venetsanopoulos	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jayakumar Vijayanathan	Senior Vice President	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
LAO	Brian M. Walsh	Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Chris L. Wammack	Vice President	None
LAO	Matthew W. Ward	Regional Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
IND	Kristen M. Weaver	Assistant Vice President	None
LAO	George J. Wenzel	Senior Vice President	None

LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Vice President	None
LAO	N. Dexter Williams	Senior Vice President	None
LAO	Steven Wilson	Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 27th day of February, 2017.

THE BOND FUND OF AMERICA

By: /s/ John H. Smet

(John H. Smet, Vice Chairman of the Board and President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 27, 2017, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ John H. Smet	Vice Chairman of the Board and President
(John H. Smet)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen	Treasurer
(Brian C. Janssen)

(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	Michael C. Gitlin*	Trustee
	R. Clark Hooper*	Chairman of the Board (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Frank M. Sanchez*	Trustee

	/s/ John H. Smet	Vice Chairman of the Board and President
(John H. Smet)

	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Rachel V. Nass

(Rachel V. Nass, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, Michael C. Gitlin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Michael C. Gitlin

Michael C. Gitlin, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series I – (File No. 33-5270, File No. 811-4653)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 1st day of April, 2016.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member